UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2023

Balanced Fund
Investor Class (TWBIX)
I Class (ABINX)
R5 Class (ABGNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	60.3%
U.S. Government Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Securities	10.3%
Corporate Bonds	9.2%
Collateralized Loan Obligations	2.2%
Asset-Backed Securities	1.8%
Collateralized Mortgage Obligations	1.1%
Municipal Securities	0.7%
Commercial Mortgage-Backed Securities	0.3%
Sovereign Governments and Agencies	0.3%
U.S. Government Agency Securities	0.3%
Exchange-Traded Funds	0.2%
Bank Loan Obligations	—*
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.5)%
*Category is less than 0.05% of total net assets.

Top Five Common Stocks Industries*	% of net assets
Software	6.4%
Semiconductors and Semiconductor Equipment	3.7%
Interactive Media and Services	3.4%
Technology Hardware, Storage and Peripherals	3.0%
Health Care Providers and Services	2.9%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,074.50	$4.63	0.90%
I Class	$1,000	$1,076.10	$3.60	0.70%
R5 Class	$1,000	$1,075.50	$3.60	0.70%
Hypothetical
Investor Class	$1,000	$1,020.33	$4.51	0.90%
I Class	$1,000	$1,021.32	$3.51	0.70%
R5 Class	$1,000	$1,021.32	$3.51	0.70%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 60.3%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	13,379	$6,213,877
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	25,592	4,601,698
Automobile Components — 0.5%
Aptiv PLC(1)	39,891	4,103,188
Automobiles — 0.5%
Tesla, Inc.(1)	25,606	4,207,322
Banks — 1.8%
Bank of America Corp.	166,118	4,863,935
JPMorgan Chase & Co.	57,410	7,936,358
Regions Financial Corp.	133,500	2,437,710
		15,238,003
Beverages — 1.1%
PepsiCo, Inc.	49,032	9,359,718
Biotechnology — 1.4%
AbbVie, Inc.	40,662	6,144,841
Amgen, Inc.	15,277	3,662,508
Vertex Pharmaceuticals, Inc.(1)	6,352	2,164,317
		11,971,666
Broadline Retail — 1.3%
Amazon.com, Inc.(1)	104,789	11,050,000
Building Products — 1.0%
Johnson Controls International PLC	94,219	5,638,065
Masco Corp.	49,812	2,665,440
		8,303,505
Capital Markets — 2.7%
Ameriprise Financial, Inc.	10,525	3,211,388
BlackRock, Inc.	6,033	4,049,350
Charles Schwab Corp.	23,051	1,204,184
Intercontinental Exchange, Inc.	25,530	2,780,983
Morgan Stanley	100,201	9,015,084
S&P Global, Inc.	8,792	3,187,803
		23,448,792
Chemicals — 1.6%
Air Products & Chemicals, Inc.	10,672	3,141,410
Ecolab, Inc.	14,316	2,402,797
Linde PLC	21,127	7,805,370
		13,349,577
Communications Equipment — 1.1%
Cisco Systems, Inc.	195,892	9,255,897
Consumer Finance — 0.3%
American Express Co.	17,653	2,848,135
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	6,511	3,276,466
Kroger Co.	76,591	3,724,620

	Shares/Principal Amount	Value
Sysco Corp.	74,076	$5,684,592
Target Corp.	24,671	3,891,850
		16,577,528
Containers and Packaging — 0.3%
Ball Corp.	49,686	2,642,301
Distributors — 0.3%
LKQ Corp.	46,062	2,659,159
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	173,996	6,756,265
Electric Utilities — 1.2%
NextEra Energy, Inc.	132,665	10,166,119
Electrical Equipment — 0.6%
Eaton Corp. PLC	26,189	4,376,706
Generac Holdings, Inc.(1)	6,580	672,607
		5,049,313
Electronic Equipment, Instruments and Components — 1.0%
CDW Corp.	27,126	4,600,298
Keysight Technologies, Inc.(1)	28,793	4,164,620
		8,764,918
Energy Equipment and Services — 1.3%
Schlumberger NV	219,694	10,841,899
Entertainment — 0.8%
Electronic Arts, Inc.	16,503	2,100,502
Liberty Media Corp.-Liberty Formula One, Class C(1)	13,879	1,001,925
Walt Disney Co.(1)	37,541	3,847,952
		6,950,379
Financial Services — 1.9%
Mastercard, Inc., Class A	17,489	6,646,345
Visa, Inc., Class A	42,563	9,905,687
		16,552,032
Food Products — 0.6%
Mondelez International, Inc., Class A	66,775	5,122,978
Vital Farms, Inc.(1)	25,270	325,478
		5,448,456
Ground Transportation — 0.6%
Norfolk Southern Corp.	12,649	2,568,126
Uber Technologies, Inc.(1)	40,816	1,267,337
Union Pacific Corp.	8,527	1,668,734
		5,504,197
Health Care Equipment and Supplies — 0.1%
ResMed, Inc.	5,108	1,230,824
Health Care Providers and Services — 2.9%
Cigna Group	26,904	6,814,514
CVS Health Corp.	58,239	4,269,501
Humana, Inc.	5,448	2,890,110
UnitedHealth Group, Inc.	21,593	10,625,699
		24,599,824
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(1)	12,641	1,512,749
Booking Holdings, Inc.(1)	1,073	2,882,411
Chipotle Mexican Grill, Inc.(1)	762	1,575,526
		5,970,686

	Shares/Principal Amount	Value
Household Products — 0.9%
Colgate-Palmolive Co.	30,218	$2,411,397
Procter & Gamble Co.	35,277	5,516,617
		7,928,014
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	23,622	4,720,620
Industrial REITs — 1.3%
Prologis, Inc.	87,720	10,986,930
Insurance — 1.4%
Marsh & McLennan Cos., Inc.	24,940	4,493,939
Prudential Financial, Inc.	36,276	3,156,012
Travelers Cos., Inc.	25,950	4,700,583
		12,350,534
Interactive Media and Services — 3.4%
Alphabet, Inc., Class A(1)	199,740	21,440,092
Meta Platforms, Inc., Class A(1)	32,653	7,847,169
		29,287,261
IT Services — 0.6%
Accenture PLC, Class A	19,682	5,516,668
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	37,602	5,092,439
Danaher Corp.	19,207	4,550,330
Thermo Fisher Scientific, Inc.	9,673	5,367,548
		15,010,317
Machinery — 1.3%
Cummins, Inc.	18,102	4,254,694
Deere & Co.	6,638	2,509,297
Parker-Hannifin Corp.	6,067	1,971,047
Xylem, Inc.	23,517	2,442,005
		11,177,043
Oil, Gas and Consumable Fuels — 1.2%
ConocoPhillips	104,116	10,712,495
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	94,236	6,292,138
Eli Lilly & Co.	5,707	2,259,173
Merck & Co., Inc.	47,560	5,491,753
Novo Nordisk A/S, B Shares	20,498	3,409,931
Zoetis, Inc.	25,487	4,480,105
		21,933,100
Semiconductors and Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.(1)	44,412	3,969,100
Analog Devices, Inc.	31,448	5,656,866
Applied Materials, Inc.	47,893	5,413,346
ASML Holding NV	5,343	3,390,734
GLOBALFOUNDRIES, Inc.(1)	22,030	1,295,364
NVIDIA Corp.	42,779	11,870,745
		31,596,155
Software — 6.4%
Adobe, Inc.(1)	3,782	1,427,932
Cadence Design Systems, Inc.(1)	11,876	2,487,428
Microsoft Corp.	142,400	43,753,824

	Shares/Principal Amount	Value
Salesforce, Inc.(1)	21,705	$4,305,621
ServiceNow, Inc.(1)	2,854	1,311,185
Workday, Inc., Class A(1)	10,036	1,868,101
		55,154,091
Specialized REITs — 0.3%
SBA Communications Corp.	9,827	2,563,766
Specialty Retail — 1.8%
Home Depot, Inc.	28,115	8,449,682
TJX Cos., Inc.	66,009	5,202,829
Tractor Supply Co.	8,106	1,932,471
		15,584,982
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	149,974	25,447,588
Textiles, Apparel and Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	5,854	2,806,057
NIKE, Inc., Class B	13,503	1,711,100
		4,517,157
TOTAL COMMON STOCKS (Cost $425,816,608)		518,151,999
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.31%, (1-year H15T1Y plus 2.25%), 9/1/35	$54,856	56,179
FHLMC, VRN, 3.91%, (12-month LIBOR plus 1.87%), 7/1/36	14,357	14,546
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	55,506	56,721
FHLMC, VRN, 4.26%, (1-year H15T1Y plus 2.26%), 4/1/37	59,237	60,547
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.89%), 7/1/41	29,273	29,003
FHLMC, VRN, 3.04%, (12-month LIBOR plus 1.63%), 1/1/44	62,714	62,946
FHLMC, VRN, 3.54%, (12-month LIBOR plus 1.60%), 6/1/45	32,193	32,523
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.63%), 8/1/46	78,738	79,351
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	127,708	124,316
FNMA, VRN, 5.21%, (6-month LIBOR plus 1.57%), 6/1/35	22,442	22,602
FNMA, VRN, 5.31%, (6-month LIBOR plus 1.57%), 6/1/35	26,129	26,266
FNMA, VRN, 4.28%, (1-year H15T1Y plus 2.15%), 3/1/38	57,625	58,909
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	103,706	100,260
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	56,002	54,113
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.62%), 5/1/47	82,998	82,451
		860,733
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.3%
FHLMC, 2.50%, 3/1/42	1,456,252	1,289,869
FHLMC, 3.00%, 1/1/50	1,715,185	1,546,059
FHLMC, 3.50%, 5/1/50	301,006	282,169
FHLMC, 2.50%, 5/1/51	2,054,091	1,789,705
FHLMC, 3.50%, 5/1/51	2,012,567	1,889,634
FHLMC, 3.00%, 7/1/51	784,665	707,162
FHLMC, 2.00%, 8/1/51	1,681,653	1,403,570
FHLMC, 2.00%, 8/1/51	3,905	3,254
FHLMC, 2.50%, 8/1/51	1,845,704	1,601,188
FHLMC, 4.00%, 8/1/51	725,269	699,636
FHLMC, 2.50%, 10/1/51	987,737	864,482
FHLMC, 2.50%, 12/1/51	483,458	419,466
FHLMC, 3.00%, 12/1/51	1,177,832	1,060,792
FHLMC, 3.00%, 2/1/52	609,804	551,378

	Shares/Principal Amount	Value
FHLMC, 3.50%, 5/1/52	$1,363,845	$1,279,252
FHLMC, 4.00%, 5/1/52	1,575,242	1,507,569
FHLMC, 4.00%, 5/1/52	1,189,234	1,146,791
FHLMC, 5.00%, 7/1/52	735,194	740,728
FHLMC, 4.50%, 10/1/52	2,428,531	2,381,828
FHLMC, 4.50%, 10/1/52	1,790,919	1,751,631
FHLMC, 6.00%, 11/1/52	3,210,585	3,293,058
FHLMC, 5.50%, 12/1/52	506,574	512,634
FNMA, 2.00%, 5/1/36	900,494	814,261
FNMA, 2.00%, 1/1/37	1,175,408	1,061,679
FNMA, 4.50%, 9/1/41	138,976	139,198
FNMA, 2.50%, 3/1/42	1,378,326	1,222,552
FNMA, 3.50%, 5/1/42	674,976	644,419
FNMA, 2.50%, 6/1/42	1,162,394	1,029,590
FNMA, 3.50%, 6/1/42	225,648	215,431
FNMA, 3.00%, 2/1/50	261,297	236,988
FNMA, 2.50%, 4/1/50	1,154,825	1,003,876
FNMA, 2.50%, 6/1/50	995,962	868,638
FNMA, 4.00%, 5/1/51	2,131,021	2,063,893
FNMA, 3.00%, 6/1/51	145,285	132,651
FNMA, 2.50%, 9/1/51	1,860,292	1,612,921
FNMA, 2.50%, 12/1/51	1,338,766	1,161,196
FNMA, 2.50%, 12/1/51	1,125,473	976,510
FNMA, 2.50%, 2/1/52	613,572	534,370
FNMA, 3.00%, 2/1/52	1,153,227	1,042,726
FNMA, 2.00%, 3/1/52	3,027,976	2,529,082
FNMA, 2.50%, 3/1/52	1,403,744	1,224,442
FNMA, 3.00%, 3/1/52	2,112,239	1,917,626
FNMA, 3.00%, 4/1/52	475,217	429,531
FNMA, 3.50%, 4/1/52	760,912	708,046
FNMA, 4.00%, 4/1/52	1,493,783	1,438,624
FNMA, 4.00%, 4/1/52	697,458	672,566
FNMA, 4.00%, 4/1/52	507,296	486,106
FNMA, 2.50%, 5/1/52	2,330,350	2,021,902
FNMA, 3.00%, 5/1/52	1,204,631	1,095,141
FNMA, 3.50%, 5/1/52	2,106,826	1,965,078
FNMA, 3.50%, 5/1/52	1,845,407	1,717,301
FNMA, 3.50%, 5/1/52	1,810,371	1,703,696
FNMA, 4.00%, 5/1/52	2,018,448	1,931,841
FNMA, 3.00%, 6/1/52	523,176	475,623
FNMA, 4.50%, 7/1/52	1,555,001	1,522,287
FNMA, 5.00%, 8/1/52	3,454,466	3,443,544
FNMA, 4.50%, 9/1/52	848,718	841,505
FNMA, 5.00%, 9/1/52	1,028,287	1,035,539
FNMA, 5.50%, 10/1/52	1,704,794	1,719,733
FNMA, 5.50%, 1/1/53	2,789,132	2,818,251
FNMA, 6.50%, 1/1/53	2,879,401	2,974,317
GNMA, 7.00%, 4/20/26	6,894	6,966
GNMA, 7.50%, 8/15/26	5,007	5,074
GNMA, 7.00%, 5/15/31	15,465	16,244
GNMA, 5.50%, 11/15/32	39,437	40,652

	Shares/Principal Amount	Value
GNMA, 4.50%, 6/15/41	$146,183	$148,191
GNMA, 3.50%, 6/20/42	257,926	246,957
GNMA, 3.00%, 4/20/50	554,098	510,361
GNMA, 3.00%, 5/20/50	566,185	521,190
GNMA, 3.00%, 6/20/50	848,365	782,010
GNMA, 3.00%, 7/20/50	1,498,852	1,378,955
GNMA, 2.00%, 10/20/50	4,609,631	3,975,073
GNMA, 2.50%, 11/20/50	1,982,426	1,718,998
GNMA, 2.50%, 2/20/51	1,425,439	1,265,066
GNMA, 3.50%, 6/20/51	983,932	930,797
GNMA, 2.50%, 9/20/51	1,214,540	1,074,963
GNMA, 2.50%, 12/20/51	1,855,975	1,641,118
GNMA, 5.00%, 4/20/53	1,622,000	1,615,634
GNMA, 5.50%, TBA	2,978,000	2,998,241
UMBS, 6.00%, TBA	1,717,000	1,749,328
		96,780,353
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $100,204,993)		97,641,086
U.S. TREASURY SECURITIES — 10.3%
U.S. Treasury Bonds, 5.00%, 5/15/37	200,000	234,496
U.S. Treasury Bonds, 1.375%, 11/15/40	200,000	138,527
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,530,156
U.S. Treasury Bonds, 3.25%, 5/15/42	1,500,000	1,389,434
U.S. Treasury Bonds, 3.375%, 8/15/42	2,100,000	1,978,266
U.S. Treasury Bonds, 2.75%, 11/15/42	1,400,000	1,194,430
U.S. Treasury Bonds, 4.00%, 11/15/42	2,800,000	2,884,875
U.S. Treasury Bonds, 3.875%, 2/15/43	3,700,000	3,740,180
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,128,893
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	595,922
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	526,453
U.S. Treasury Bonds, 2.50%, 2/15/45	1,500,000	1,203,223
U.S. Treasury Bonds, 2.875%, 5/15/49	500,000	428,711
U.S. Treasury Bonds, 2.25%, 8/15/49	700,000	527,406
U.S. Treasury Bonds, 2.375%, 11/15/49	2,400,000	1,857,562
U.S. Treasury Bonds, 4.00%, 11/15/52	6,400,000	6,797,000
U.S. Treasury Notes, 1.50%, 2/15/25(2)	1,500,000	1,430,976
U.S. Treasury Notes, 2.875%, 6/15/25(2)	500,000	488,623
U.S. Treasury Notes, 0.25%, 8/31/25	4,000,000	3,676,719
U.S. Treasury Notes, 3.50%, 9/15/25	2,000,000	1,982,187
U.S. Treasury Notes, 4.50%, 11/15/25	5,000,000	5,076,465
U.S. Treasury Notes, 4.00%, 12/15/25	5,000,000	5,022,868
U.S. Treasury Notes, 2.625%, 12/31/25	200,000	194,031
U.S. Treasury Notes, 3.875%, 1/15/26	1,500,000	1,502,549
U.S. Treasury Notes, 4.625%, 3/15/26	9,500,000	9,728,223
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	93,426
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	655,293
U.S. Treasury Notes, 3.875%, 11/30/27	2,100,000	2,130,762
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	894,141
U.S. Treasury Notes, 4.00%, 2/29/28	11,600,000	11,856,922
U.S. Treasury Notes, 1.25%, 4/30/28	3,600,000	3,227,203
U.S. Treasury Notes, 3.50%, 4/30/28(3)	3,500,000	3,501,094
U.S. Treasury Notes, 1.875%, 2/28/29	1,500,000	1,371,211

	Shares/Principal Amount	Value
U.S. Treasury Notes, 2.875%, 4/30/29	$700,000	$675,705
U.S. Treasury Notes, 3.875%, 11/30/29	700,000	715,312
U.S. Treasury Notes, 3.875%, 12/31/29	1,000,000	1,022,617
U.S. Treasury Notes, 3.50%, 1/31/30	3,800,000	3,802,672
U.S. Treasury Notes, 3.625%, 3/31/30	3,000,000	3,029,045
U.S. Treasury Notes, 4.125%, 11/15/32	400,000	422,250
TOTAL U.S. TREASURY SECURITIES (Cost $90,113,916)		88,655,828
CORPORATE BONDS — 9.2%
Aerospace and Defense — 0.2%
Boeing Co., 5.81%, 5/1/50	318,000	316,678
Northrop Grumman Corp., 5.15%, 5/1/40	45,000	45,284
Northrop Grumman Corp., 4.95%, 3/15/53	96,000	94,965
Raytheon Technologies Corp., 4.125%, 11/16/28	520,000	513,235
Raytheon Technologies Corp., 3.125%, 7/1/50	200,000	147,561
Raytheon Technologies Corp., 5.375%, 2/27/53	250,000	263,115
		1,380,838
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	335,000	265,072
Automobiles — 0.2%
American Honda Finance Corp., 4.60%, 4/17/30	120,000	120,516
General Motors Financial Co., Inc., 2.75%, 6/20/25	780,000	740,158
General Motors Financial Co., Inc., 5.85%, 4/6/30	227,000	227,042
Toyota Motor Credit Corp., 4.625%, 1/12/28	731,000	744,159
		1,831,875
Banks — 1.6%
Banco Santander SA, VRN, 1.72%, 9/14/27	400,000	352,170
Bank of America Corp., VRN, 1.73%, 7/22/27	825,000	739,664
Bank of America Corp., VRN, 5.20%, 4/25/29	375,000	377,716
Bank of America Corp., VRN, 2.88%, 10/22/30	1,396,000	1,216,691
Bank of America Corp., VRN, 2.57%, 10/20/32	250,000	205,429
Bank of America Corp., VRN, 4.57%, 4/27/33	200,000	190,926
Barclays PLC, VRN, 2.28%, 11/24/27	267,000	238,775
BNP Paribas SA, VRN, 2.22%, 6/9/26(4)	330,000	307,858
BNP Paribas SA, VRN, 5.125%, 1/13/29(4)	330,000	331,908
BPCE SA, VRN, 5.98%, 1/18/27(4)	184,000	185,590
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	350,000	351,656
Citigroup, Inc., VRN, 3.07%, 2/24/28	481,000	449,947
Citigroup, Inc., VRN, 3.52%, 10/27/28	514,000	482,898
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	114,668
Citigroup, Inc., VRN, 3.06%, 1/25/33	595,000	507,709
Commonwealth Bank of Australia, 5.32%, 3/13/26	251,000	256,222
Credit Agricole SA, 5.30%, 7/12/28(4)	325,000	332,803
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	320,000	314,875
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	480,000	393,329
HSBC Holdings PLC, VRN, 6.33%, 3/9/44	260,000	274,300
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	402,000	364,457
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	683,000	635,912
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	767,000	668,353
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	1,175,000	987,663
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	149,000	152,241
Mitsubishi UFJ Financial Group, Inc., VRN, 5.44%, 2/22/34	315,000	320,109

	Shares/Principal Amount	Value
PNC Financial Services Group, Inc., VRN, 5.07%, 1/24/34	$365,000	$359,637
Royal Bank of Canada, 6.00%, 11/1/27	465,000	488,940
Societe Generale SA, VRN, 6.69%, 1/10/34(4)	286,000	297,623
Toronto-Dominion Bank, 2.45%, 1/12/32	290,000	240,479
Truist Bank, 3.30%, 5/15/26	260,000	241,804
Truist Bank, VRN, 2.64%, 9/17/29	270,000	253,127
Truist Financial Corp., VRN, 5.12%, 1/26/34	235,000	228,061
Wells Fargo & Co., VRN, 1.65%, 6/2/24	455,000	453,490
Wells Fargo & Co., VRN, 4.54%, 8/15/26	220,000	216,839
Wells Fargo & Co., VRN, 5.39%, 4/24/34	186,000	189,344
		13,723,213
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	335,000	337,304
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	496,049
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	644,580
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	175,000	166,343
PepsiCo, Inc., 3.90%, 7/18/32	131,000	129,094
		1,773,370
Biotechnology — 0.3%
AbbVie, Inc., 4.40%, 11/6/42	515,000	469,472
Amgen, Inc., 4.05%, 8/18/29	820,000	796,832
Amgen, Inc., 5.25%, 3/2/33	303,000	311,882
Amgen, Inc., 5.60%, 3/2/43	370,000	381,020
Amgen, Inc., 5.65%, 3/2/53	350,000	362,869
		2,322,075
Broadline Retail†
Amazon.com, Inc., 4.55%, 12/1/27	160,000	162,987
Building Products†
Trane Technologies Financing Ltd., 5.25%, 3/3/33	147,000	152,789
Capital Markets — 0.8%
Ameriprise Financial, Inc., 5.15%, 5/15/33	395,000	398,490
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	250,000	251,949
Deutsche Bank AG, VRN, 4.30%, 5/24/28	200,000	199,108
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	224,000	217,459
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	710,000	637,790
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	714,000	639,861
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	94,000	88,576
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	350,000	280,443
Golub Capital BDC, Inc., 2.50%, 8/24/26	168,000	145,423
Morgan Stanley, VRN, 1.16%, 10/21/25	699,000	654,588
Morgan Stanley, VRN, 2.63%, 2/18/26	999,000	951,294
Morgan Stanley, VRN, 0.99%, 12/10/26	105,000	93,957
Morgan Stanley, VRN, 5.12%, 2/1/29	118,000	118,665
Morgan Stanley, VRN, 5.16%, 4/20/29	311,000	313,427
Morgan Stanley, VRN, 2.70%, 1/22/31	540,000	466,350
Morgan Stanley, VRN, 2.51%, 10/20/32	285,000	234,767
Owl Rock Capital Corp., 3.40%, 7/15/26	72,000	64,562
Owl Rock Core Income Corp., 3.125%, 9/23/26	183,000	159,120
State Street Corp., VRN, 5.82%, 11/4/28	235,000	245,717
UBS Group AG, VRN, 1.49%, 8/10/27(4)	634,000	551,102
		6,712,648

	Shares/Principal Amount	Value
Chemicals†
CF Industries, Inc., 4.95%, 6/1/43	$240,000	$209,991
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	358,000	312,932
Republic Services, Inc., 5.00%, 4/1/34	90,000	92,127
Waste Connections, Inc., 3.20%, 6/1/32	370,000	329,479
Waste Management, Inc., 2.50%, 11/15/50	150,000	98,190
		832,728
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	465,000	375,021
Construction Materials†
Eagle Materials, Inc., 2.50%, 7/1/31	310,000	252,850
Consumer Staples Distribution & Retail — 0.1%
Sysco Corp., 5.95%, 4/1/30	464,000	496,487
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	447,000	408,066
WRKCo, Inc., 3.00%, 9/15/24	201,000	195,136
		603,202
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	245,000	180,023
Pepperdine University, 3.30%, 12/1/59	355,000	262,499
		442,522
Diversified REITs — 0.1%
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	420,000	416,304
Healthpeak OP LLC, 5.25%, 12/15/32	165,000	166,721
		583,025
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 4.50%, 5/15/35	357,000	336,305
AT&T, Inc., 4.90%, 8/15/37	321,000	311,395
AT&T, Inc., 4.55%, 3/9/49	163,000	141,643
Ooredoo International Finance Ltd., 2.625%, 4/8/31(4)	550,000	482,281
Sprint Capital Corp., 8.75%, 3/15/32	135,000	165,134
Telefonica Emisiones SA, 4.90%, 3/6/48	285,000	236,933
Verizon Communications, Inc., 4.27%, 1/15/36	365,000	339,314
Verizon Communications, Inc., 4.81%, 3/15/39	145,000	139,025
		2,152,030
Electric Utilities — 0.9%
AEP Texas, Inc., 2.10%, 7/1/30	370,000	310,211
Baltimore Gas & Electric Co., 2.25%, 6/15/31	237,000	201,743
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	153,000	157,028
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	370,000	367,399
Commonwealth Edison Co., 5.30%, 2/1/53	264,000	276,099
Duke Energy Carolinas LLC, 2.55%, 4/15/31	154,000	134,583
Duke Energy Corp., 2.55%, 6/15/31	230,000	193,922
Duke Energy Corp., 5.00%, 8/15/52	230,000	216,049
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	308,297
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	187,939
Duke Energy Indiana LLC, 5.40%, 4/1/53	60,000	62,136
Duke Energy Progress LLC, 2.00%, 8/15/31	440,000	365,186
Duke Energy Progress LLC, 4.15%, 12/1/44	335,000	292,124
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	125,068

	Shares/Principal Amount	Value
Entergy Arkansas LLC, 2.65%, 6/15/51	$180,000	$117,753
Exelon Corp., 5.15%, 3/15/28	203,000	207,626
Florida Power & Light Co., 2.45%, 2/3/32	391,000	335,837
Florida Power & Light Co., 4.125%, 2/1/42	169,000	152,357
MidAmerican Energy Co., 4.40%, 10/15/44	290,000	269,693
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	280,000	283,527
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	170,000	171,946
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	150,000	148,627
Northern States Power Co., 3.20%, 4/1/52	240,000	179,278
Pacific Gas & Electric Co., 6.15%, 1/15/33	90,000	91,403
Pacific Gas & Electric Co., 4.20%, 6/1/41	155,000	119,672
Pacific Gas & Electric Co., 6.70%, 4/1/53	32,000	32,669
PacifiCorp, 3.30%, 3/15/51	191,000	143,157
PECO Energy Co., 4.375%, 8/15/52	340,000	313,575
Public Service Co. of Colorado, 1.875%, 6/15/31	312,000	258,341
Public Service Co. of Colorado, 5.25%, 4/1/53	190,000	195,732
Public Service Electric & Gas Co., 3.10%, 3/15/32	283,000	255,274
Public Service Electric & Gas Co., 4.65%, 3/15/33	216,000	218,728
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	370,000	296,929
Union Electric Co., 3.90%, 4/1/52	238,000	200,774
Union Electric Co., 5.45%, 3/15/53	240,000	253,067
Xcel Energy, Inc., 3.40%, 6/1/30	330,000	304,092
Xcel Energy, Inc., 4.60%, 6/1/32	136,000	133,680
		7,881,521
Energy Equipment and Services†
Schlumberger Investment SA, 2.65%, 6/26/30	340,000	305,460
Entertainment†
Warnermedia Holdings, Inc., 3.76%, 3/15/27(4)	178,000	167,840
Warnermedia Holdings, Inc., 5.05%, 3/15/42(4)	118,000	97,692
		265,532
Financial Services — 0.1%
Antares Holdings LP, 2.75%, 1/15/27(4)	256,000	211,287
Block Financial LLC, 3.875%, 8/15/30	616,000	546,627
GE Capital Funding LLC, 4.55%, 5/15/32	223,000	220,662
		978,576
Food Products — 0.3%
JDE Peet's NV, 2.25%, 9/24/31(4)	475,000	376,394
Kraft Heinz Foods Co., 3.875%, 5/15/27	300,000	293,108
Kraft Heinz Foods Co., 5.00%, 6/4/42	379,000	363,639
Kraft Heinz Foods Co., 5.20%, 7/15/45	188,000	182,414
Mars, Inc., 4.75%, 4/20/33(4)	490,000	495,928
Mondelez International, Inc., 2.625%, 3/17/27	310,000	290,621
Nestle Holdings, Inc., 4.85%, 3/14/33(4)	310,000	325,074
		2,327,178
Ground Transportation — 0.3%
Ashtead Capital, Inc., 5.50%, 8/11/32(4)	304,000	300,732
Ashtead Capital, Inc., 5.55%, 5/30/33(4)	200,000	199,061
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	300,000	268,659
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	200,000	153,522
CSX Corp., 4.25%, 3/15/29	280,000	277,995
DAE Funding LLC, 1.55%, 8/1/24(4)	195,000	184,583

	Shares/Principal Amount	Value
Norfolk Southern Corp., 4.55%, 6/1/53	$200,000	$181,816
Union Pacific Corp., 3.55%, 8/15/39	480,000	414,022
United Rentals North America, Inc., 6.00%, 12/15/29(4)	170,000	172,684
		2,153,074
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27	255,000	229,294
GE HealthCare Technologies, Inc., 5.65%, 11/15/27(4)	735,000	759,320
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	900,000	852,526
		1,841,140
Health Care Providers and Services — 0.6%
Centene Corp., 2.45%, 7/15/28	560,000	487,235
Centene Corp., 4.625%, 12/15/29	244,000	230,190
Centene Corp., 3.375%, 2/15/30	399,000	352,660
CVS Health Corp., 5.25%, 2/21/33	371,000	379,103
CVS Health Corp., 4.78%, 3/25/38	160,000	152,897
CVS Health Corp., 5.05%, 3/25/48	400,000	373,666
CVS Health Corp., 5.625%, 2/21/53	505,000	507,827
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	139,425
Elevance Health, Inc., 5.125%, 2/15/53	159,000	158,202
HCA, Inc., 2.375%, 7/15/31	250,000	204,266
Humana, Inc., 2.15%, 2/3/32	484,000	392,599
Kaiser Foundation Hospitals, 3.00%, 6/1/51	260,000	185,300
Roche Holdings, Inc., 2.61%, 12/13/51(4)	440,000	307,189
UnitedHealth Group, Inc., 5.35%, 2/15/33	320,000	341,433
UnitedHealth Group, Inc., 4.50%, 4/15/33	315,000	315,561
UnitedHealth Group, Inc., 5.875%, 2/15/53	250,000	282,644
UnitedHealth Group, Inc., 5.05%, 4/15/53	315,000	320,246
Universal Health Services, Inc., 1.65%, 9/1/26	427,000	377,628
		5,508,071
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	212,000	186,055
Starbucks Corp., 4.75%, 2/15/26	405,000	408,753
		594,808
Household Durables†
D.R. Horton, Inc., 2.50%, 10/15/24	310,000	298,939
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30	385,000	321,493
Clorox Co., 4.60%, 5/1/32	373,000	374,015
		695,508
Insurance†
Allstate Corp., 5.25%, 3/30/33	186,000	189,655
Five Corners Funding Trust III, 5.79%, 2/15/33(4)	184,000	188,387
		378,042
IT Services — 0.1%
International Business Machines Corp., 4.75%, 2/6/33	433,000	432,403
Life Sciences Tools and Services†
Danaher Corp., 2.80%, 12/10/51	320,000	223,741
Machinery — 0.1%
John Deere Capital Corp., 4.75%, 1/20/28	623,000	637,929
John Deere Capital Corp., 4.85%, 10/11/29	150,000	155,906
		793,835

	Shares/Principal Amount	Value
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	$235,000	$183,897
Comcast Corp., 6.50%, 11/15/35	205,000	236,656
Comcast Corp., 3.20%, 7/15/36	320,000	272,272
Comcast Corp., 3.75%, 4/1/40	480,000	414,760
Comcast Corp., 2.94%, 11/1/56	285,000	189,754
Cox Communications, Inc., 3.15%, 8/15/24(4)	68,000	66,313
Fox Corp., 5.48%, 1/25/39	358,000	339,614
Paramount Global, 4.95%, 1/15/31	175,000	162,679
Paramount Global, 4.375%, 3/15/43	145,000	103,675
Time Warner Cable LLC, 4.50%, 9/15/42	440,000	335,587
		2,305,207
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(4)	440,000	365,065
South32 Treasury Ltd., 4.35%, 4/14/32(4)	340,000	305,922
		670,987
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	430,000	392,079
Ameren Illinois Co., 3.85%, 9/1/32	177,000	168,715
CenterPoint Energy, Inc., 2.65%, 6/1/31	285,000	243,446
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	248,647
Sempra Energy, 3.25%, 6/15/27	180,000	169,844
WEC Energy Group, Inc., 1.375%, 10/15/27	280,000	244,529
		1,467,260
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29	40,000	38,642
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	40,000	32,412
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	126,000	120,024
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/50	290,000	219,455
Alexandria Real Estate Equities, Inc., 5.15%, 4/15/53	93,000	85,275
		495,808
Oil, Gas and Consumable Fuels — 0.6%
Aker BP ASA, 3.75%, 1/15/30(4)	290,000	263,773
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	195,228
Cenovus Energy, Inc., 2.65%, 1/15/32	280,000	233,353
Continental Resources, Inc., 2.27%, 11/15/26(4)	310,000	278,055
Diamondback Energy, Inc., 6.25%, 3/15/33	320,000	341,493
Enbridge, Inc., 5.70%, 3/8/33	203,000	210,900
Energy Transfer LP, 5.75%, 2/15/33	312,000	318,508
Energy Transfer LP, 4.90%, 3/15/35	270,000	254,437
Enterprise Products Operating LLC, 4.85%, 3/15/44	272,000	254,281
Equinor ASA, 3.25%, 11/18/49	230,000	178,775
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(4)	854,865	703,059
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	173,000	184,181
MPLX LP, 5.65%, 3/1/53	90,000	86,276
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	34,783
SA Global Sukuk Ltd., 2.69%, 6/17/31(4)	1,000,000	893,585
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	460,000	460,297
Shell International Finance BV, 2.375%, 11/7/29	320,000	286,390
Shell International Finance BV, 4.375%, 5/11/45	180,000	167,602
Western Midstream Operating LP, 6.15%, 4/1/33	195,000	198,453
		5,543,429

	Shares/Principal Amount	Value
Personal Care Products — 0.1%
Haleon US Capital LLC, 4.00%, 3/24/52	$275,000	$232,599
Kenvue, Inc., 5.10%, 3/22/43(4)	735,000	762,471
		995,070
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	427,000	385,835
Bristol-Myers Squibb Co., 2.55%, 11/13/50	267,000	178,909
Eli Lilly & Co., 4.875%, 2/27/53	255,000	266,758
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	700,000	670,051
Viatris, Inc., 4.00%, 6/22/50	91,000	59,106
Zoetis, Inc., 5.60%, 11/16/32	342,000	367,366
		1,928,025
Real Estate Management and Development†
Essential Properties LP, 2.95%, 7/15/31	316,000	233,740
Retail REITs†
Kimco Realty OP LLC, 4.60%, 2/1/33	105,000	99,313
National Retail Properties, Inc., 4.80%, 10/15/48	270,000	229,240
		328,553
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 5.70%, 2/10/53	166,000	170,024
Intel Corp., 3.20%, 8/12/61	443,000	293,039
		463,063
Software — 0.1%
Oracle Corp., 3.90%, 5/15/35	260,000	228,358
Oracle Corp., 3.85%, 7/15/36	153,000	130,952
Oracle Corp., 3.60%, 4/1/40	422,000	328,040
		687,350
Specialized REITs — 0.1%
Crown Castle, Inc., 4.15%, 7/1/50	221,000	178,795
Equinix, Inc., 2.90%, 11/18/26	345,000	322,410
		501,205
Specialty Retail — 0.1%
Lowe's Cos., Inc., 2.625%, 4/1/31	690,000	594,192
Lowe's Cos., Inc., 5.75%, 7/1/53	420,000	428,966
O'Reilly Automotive, Inc., 4.70%, 6/15/32	253,000	251,747
		1,274,905
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52	545,000	486,995
Dell International LLC / EMC Corp., 8.10%, 7/15/36	111,000	130,396
		617,391
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(4)	221,000	216,801
Water Utilities — 0.1%
American Water Capital Corp., 4.45%, 6/1/32	480,000	477,474
Essential Utilities, Inc., 2.70%, 4/15/30	380,000	331,073
		808,547
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 3.375%, 4/15/29	794,000	728,448
T-Mobile USA, Inc., 4.375%, 4/15/40	140,000	125,829
Vodafone Group PLC, 4.875%, 6/19/49	345,000	310,003
		1,164,280
TOTAL CORPORATE BONDS (Cost $83,827,038)		78,652,172

	Shares/Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 2.2%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 7.19%, (3-month LIBOR plus 1.90%), 10/27/33(4)	$600,000	$564,408
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.15%, (1-month SOFR plus 2.23%), 2/19/38(4)	474,000	473,310
AIMCO CLO 10 Ltd., Series 2019-10A, Class BR, VRN, 6.87%, (3-month LIBOR plus 1.60%), 7/22/32(4)	740,000	722,400
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, VRN, 6.52%, (1-month SOFR plus 1.63%), 2/15/35(4)	839,500	840,036
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, VRN, 6.05%, (1-month LIBOR plus 1.10%), 5/15/36(4)	545,000	528,614
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.06%, (3-month LIBOR plus 1.80%), 1/15/29(4)	500,000	481,384
BDS Ltd., Series 2021-FL7, Class C, VRN, 6.66%, (1-month LIBOR plus 1.70%), 6/16/36(4)	525,000	494,476
BDS Ltd., Series 2021-FL8, Class A, VRN, 5.88%, (1-month LIBOR plus 0.92%), 1/18/36(4)	789,123	772,120
BDS Ltd., Series 2021-FL8, Class C, VRN, 6.51%, (1-month LIBOR plus 1.55%), 1/18/36(4)	500,000	471,682
BDS Ltd., Series 2021-FL8, Class D, VRN, 6.86%, (1-month LIBOR plus 1.90%), 1/18/36(4)	400,000	378,122
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.27%, (3-month LIBOR plus 1.02%), 4/20/31(4)	575,000	569,658
BXMT Ltd., Series 2020-FL2, Class C, VRN, 6.65%, (1-month SOFR plus 1.76%), 2/15/38(4)	1,090,000	985,680
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 6.86%, (3-month LIBOR plus 1.60%), 7/15/30(4)	350,000	340,133
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.07%, (3-month LIBOR plus 2.20%), 8/14/30(4)	450,000	439,750
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 6.82%, (3-month LIBOR plus 1.56%), 7/23/33(4)	800,000	781,153
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.39%, (3-month SOFR plus 2.40%), 1/20/33(4)	700,000	697,474
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.66%, (3-month LIBOR plus 1.40%), 11/22/33(4)	197,637	196,611
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.50%, (1-month SOFR plus 2.58%), 8/17/37(4)	566,000	565,160
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class BR2, VRN, 6.61%, (3-month LIBOR plus 1.35%), 1/18/31(4)	200,000	197,044
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.86%, (3-month LIBOR plus 1.60%), 7/18/30(4)	575,000	560,017
KKR CLO Ltd., Series 2022A, Class A, VRN, 6.40%, (3-month LIBOR plus 1.15%), 7/20/31(4)	450,000	445,553
KREF Ltd., Series 2021-FL2, Class B, VRN, 6.60%, (1-month LIBOR plus 1.65%), 2/15/39(4)	800,000	762,594
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.41%, (1-month LIBOR plus 1.45%), 10/16/36(4)	1,075,000	1,039,429
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 6.77%, (3-month LIBOR plus 1.50%), 7/19/30(4)	800,000	779,113
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 6.65%, (3-month LIBOR plus 1.40%), 7/20/29(4)	400,000	392,457
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 6.89%, (3-month SOFR plus 1.90%), 10/15/30(4)	550,000	544,799
PFP Ltd., Series 2021-8, Class C, VRN, 6.75%, (1-month LIBOR plus 1.80%), 8/9/37(4)	807,000	758,742

	Shares/Principal Amount	Value
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 6.95%, (3-month LIBOR plus 1.70%), 1/20/32(4)	$750,000	$721,349
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 6.91%, (3-month LIBOR plus 1.65%), 4/25/31(4)	725,000	707,460
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.83%, (3-month LIBOR plus 1.57%), 10/18/30(4)	525,000	512,165
TSTAT Ltd., Series 2022-1A, Class B, VRN, 8.32%, (3-month SOFR plus 3.27%), 7/20/31(4)	500,000	497,473
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.23%, (3-month LIBOR plus 0.98%), 7/20/30(4)	348,050	344,622
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $19,063,209)		18,564,988
ASSET-BACKED SECURITIES — 1.8%
Aaset Trust, Series 2021-2A, Class A, SEQ, 2.80%, 1/15/47(4)	724,351	626,401
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(4)	642,000	555,508
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II, SEQ, 4.72%, 6/5/49(4)	878,130	827,271
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(4)	736,871	647,638
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(4)	422,742	385,639
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(4)	1,467,995	1,275,229
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(4)	1,852,379	1,664,709
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(4)	938,520	876,262
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(4)	950,000	825,396
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(4)	500,000	430,195
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(4)	1,150,000	1,034,932
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(4)	325,436	296,953
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(4)	617,849	525,102
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(4)	430,655	361,857
J.G. Wentworth XL LLC, Series 2017-3A, Class B, 5.43%, 2/15/69(4)	85,442	79,068
J.G. Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(4)	529,685	465,881
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(4)	158,592	141,226
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B, 5.43%, 8/15/62(4)	193,252	176,633
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(4)	1,286,204	1,133,477
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(4)	1,550,000	1,310,738
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(4)	500,000	447,137
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(4)	193,626	178,724
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(4)	915,146	899,293

	Shares/Principal Amount	Value
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(4)	$593,000	$529,418
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(4)	161,996	156,755
TOTAL ASSET-BACKED SECURITIES (Cost $17,844,164)		15,851,442
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,135	2,879
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.52%, (1-month LIBOR plus 2.50%), 7/25/29(4)	400,000	399,094
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 6.97%, (1-month LIBOR plus 1.95%), 7/25/29(4)	323,259	322,856
CHNGE Mortgage Trust, Series 2022-1, Class A1, SEQ, VRN, 3.01%, 1/25/67(4)	684,541	620,272
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,041	962
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(4)	277,521	235,425
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1, SEQ, VRN, 2.00%, 1/25/60(4)	377,515	327,926
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(4)	525,000	487,048
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 7.52%, (30-day average SOFR plus 2.70%), 10/25/33(4)	525,000	524,639
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(4)	1,034,568	946,103
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(4)	222,157	186,799
Home RE Ltd., Series 2021-1, Class M1B, VRN, 6.57%, (1-month LIBOR plus 1.55%), 7/25/33(4)	130,383	130,240
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.67%, (30-day average SOFR plus 2.85%), 10/25/34(4)	425,000	427,580
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(4)	122,443	112,551
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(4)	180,101	162,011
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(4)	713,066	612,351
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 5.77%, (1-month LIBOR plus 0.75%), 5/25/55(4)	650,000	643,992
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(4)	840,127	666,029
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(4)	38,343	34,933
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(4)	446,000	397,299
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(4)	220,642	191,388
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(4)	252,311	218,959
Verus Securitization Trust, Series 2023-INV1, Class A2, 6.56%, 2/25/68(4)	561,573	562,184
		8,213,520
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2020-DNA5, Class M2, VRN, 7.62%, (30-day average SOFR plus 2.80%), 10/25/50(4)	264,249	268,547

	Shares/Principal Amount	Value
FNMA, Series 2013-C01, Class M2, VRN, 10.27%, (1-month LIBOR plus 5.25%), 10/25/23	$427,095	$435,303
FNMA, Series 2014-C02, Class 2M2, VRN, 7.62%, (1-month LIBOR plus 2.60%), 5/25/24	112,998	113,881
FNMA, Series 2014-C04, Class 1M2, VRN, 9.92%, (1-month LIBOR plus 4.90%), 11/25/24	143,288	150,608
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.02%, (1-month LIBOR plus 3.00%), 10/25/29	110,000	112,759
		1,081,098
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,033,804)		9,294,618
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	357,254
California State University Rev., 2.98%, 11/1/51	500,000	370,850
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	234,345
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	556,960
Houston GO, 3.96%, 3/1/47	120,000	111,173
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	718,324
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	448,267
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	138,152
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	257,148
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	119,014
New York City GO, 6.27%, 12/1/37	95,000	108,812
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	248,477
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	111,757
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	51,313
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	180,077
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	325,766
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	235,639
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	117,717
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	115,000	122,058
State of California GO, 4.60%, 4/1/38	355,000	353,450
State of California GO, 7.55%, 4/1/39	100,000	131,515
State of California GO, 7.30%, 10/1/39	160,000	200,928
State of California GO, 7.60%, 11/1/40	80,000	106,261
State of Washington GO, 5.14%, 8/1/40	20,000	21,040
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	185,000	201,591
University of California Rev., 3.07%, 5/15/51	180,000	130,589
TOTAL MUNICIPAL SECURITIES (Cost $6,394,415)		5,958,477
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(4)	537,839	449,616
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(4)	355,000	288,215

		Shares/Principal Amount	Value
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.35%, (1-month LIBOR plus 2.40%), 9/15/36(4)		$600,000	$555,413
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 7.07%, (1-month LIBOR plus 2.12%), 11/15/38(4)		577,000	548,999
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 7.68%, (1-month SOFR plus 2.79%), 11/15/27(4)		794,000	794,115
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,888,589)			2,636,358
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Chile†
Chile Government International Bond, 3.625%, 10/30/42		100,000	81,970
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 5/15/35(5)	EUR	1,700,000	1,409,119
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27		$600,000	594,743
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		170,000	176,438
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34		150,000	169,815
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		120,000	112,829
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,547,986)			2,544,914
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 0.75%, 10/8/27		2,000,000	1,769,500
FNMA, 6.625%, 11/15/30		400,000	477,990
Tennessee Valley Authority, 1.50%, 9/15/31		300,000	248,355
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,766,489)			2,495,845
EXCHANGE-TRADED FUNDS — 0.2%
SPDR S&P 500 ETF Trust (Cost $1,586,616)		3,875	1,611,729
BANK LOAN OBLIGATIONS(6)†
Pharmaceuticals†
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.81%, (1-month LIBOR plus 1.75%), 3/15/28 (Cost $343,817)		$343,920	343,874
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class		13,977,586	13,977,586
Treasury Bills(7) — 0.8%
U.S. Treasury Bills, 4.78%, 4/18/24		$7,000,000	6,687,349
TOTAL SHORT-TERM INVESTMENTS (Cost $20,665,330)			20,664,935
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $784,096,974)			863,068,265
OTHER ASSETS AND LIABILITIES — (0.5)%			(4,545,669)
TOTAL NET ASSETS — 100.0%			$858,522,596

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	21,454	USD	23,626	Bank of America N.A.	6/15/23	$72
EUR	22,510	USD	24,061	Goldman Sachs & Co.	6/15/23	804
EUR	22,662	USD	24,134	Morgan Stanley	6/15/23	898
EUR	84,473	USD	91,663	JPMorgan Chase Bank N.A.	6/30/23	1,725
EUR	79,477	USD	87,244	JPMorgan Chase Bank N.A.	6/30/23	621
EUR	108,543	USD	119,464	JPMorgan Chase Bank N.A.	6/30/23	535
EUR	69,940	USD	76,974	JPMorgan Chase Bank N.A.	6/30/23	348
USD	36,097	EUR	33,474	Bank of America N.A.	6/15/23	(878)
USD	1,271,912	EUR	1,193,088	Goldman Sachs & Co.	6/15/23	(45,986)
USD	37,211	EUR	34,554	Goldman Sachs & Co.	6/15/23	(957)
USD	46,212	EUR	43,328	Goldman Sachs & Co.	6/15/23	(1,648)
USD	3,028,620	EUR	2,803,499	JPMorgan Chase Bank N.A.	6/30/23	(70,766)
USD	123,922	EUR	113,539	JPMorgan Chase Bank N.A.	6/30/23	(1,600)
						$(116,832)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	88	June 2023	$18,142,437	$4,429
U.S. Treasury 5-Year Notes	163	June 2023	17,887,977	12,197
U.S. Treasury 10-Year Notes	75	June 2023	8,640,234	46,962
U.S. Treasury 10-Year Ultra Notes	78	June 2023	9,473,344	73,758
U.S. Treasury Long Bonds	7	June 2023	921,594	(1,389)
U.S. Treasury Ultra Bonds	41	June 2023	5,797,656	73,322
			$60,863,242	$209,279
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 40	Buy	(1.00)%	6/20/28	$10,000,000	$(105,356)	$(18,735)	$(124,091)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$1,450,000	$224	$4,919	$5,143
CPURNSA	Receive	2.97%	10/14/23	$2,150,000	229	5,925	6,154
CPURNSA	Receive	2.97%	10/14/23	$2,150,000	229	5,925	6,154
					$682	$16,769	$17,451

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,580,819.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $55,661,394, which represented 6.5% of total net assets.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $784,096,974)	$863,068,265
Receivable for investments sold	5,536,677
Receivable for capital shares sold	56,500
Receivable for variation margin on futures contracts	217,806
Receivable for variation margin on swap agreements	1,609
Unrealized appreciation on forward foreign currency exchange contracts	5,003
Interest and dividends receivable	2,751,348
871,637,208

Liabilities
Payable for investments purchased	11,956,802
Payable for capital shares redeemed	415,553
Payable for variation margin on swap agreements	1,909
Unrealized depreciation on forward foreign currency exchange contracts	121,835
Accrued management fees	618,513
13,114,612

Net Assets	$858,522,596

Net Assets Consist of:
Capital (par value and paid-in surplus)	$847,539,442
Distributable earnings (loss)	10,983,154
$858,522,596

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$775,150,073	46,632,003	$16.62
I Class, $0.01 Par Value	$81,787,093	4,915,559	$16.64
R5 Class, $0.01 Par Value	$1,585,430	95,312	$16.63

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $178)	$6,675,122
Dividends (net of foreign taxes withheld of $7,979)	4,264,705
10,939,827

Expenses:
Management fees	3,679,031
Directors' fees and expenses	13,307
Other expenses	3,783
3,696,121

Net investment income (loss)	7,243,706

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(21,166,635)
Forward foreign currency exchange contract transactions	(198,370)
Futures contract transactions	133,471
Swap agreement transactions	(420,315)
Foreign currency translation transactions	(1,869)
(21,653,718)

Change in net unrealized appreciation (depreciation) on:
Investments	75,346,977
Forward foreign currency exchange contracts	(97,309)
Futures contracts	360,792
Swap agreements	85,093
Translation of assets and liabilities in foreign currencies	720
75,696,273

Net realized and unrealized gain (loss)	54,042,555

Net Increase (Decrease) in Net Assets Resulting from Operations	$61,286,261

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$7,243,706	$9,929,564
Net realized gain (loss)	(21,653,718)	(45,718,048)
Change in net unrealized appreciation (depreciation)	75,696,273	(147,043,622)
Net increase (decrease) in net assets resulting from operations	61,286,261	(182,832,106)

Distributions to Shareholders
From earnings:
Investor Class	(6,946,045)	(182,013,217)
I Class	(784,874)	(19,755,430)
R5 Class	(15,596)	(1,288,948)
Decrease in net assets from distributions	(7,746,515)	(203,057,595)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(29,271,936)	102,479,503

Net increase (decrease) in net assets	24,267,810	(283,410,198)

Net Assets
Beginning of period	834,254,786	1,117,664,984
End of period	$858,522,596	$834,254,786

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers the Investor Class, I Class and R5 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.90%
I Class	0.600% to 0.700%	0.70%
R5 Class	0.600% to 0.700%	0.70%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2023 totaled $284,678,560, of which $161,410,430 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 totaled $329,365,508, of which $152,026,626 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2023		Year ended October 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	530,000,000		530,000,000
Sold	835,620	$13,562,167	3,005,843	$55,164,090
Issued in reinvestment of distributions	421,137	6,749,603	9,390,770	177,010,306
Redeemed	(3,228,342)	(52,161,301)	(7,454,780)	(129,723,101)
	(1,971,585)	(31,849,531)	4,941,833	102,451,295
I Class/Shares Authorized	100,000,000		50,000,000
Sold	504,782	8,158,772	655,830	11,760,961
Issued in reinvestment of distributions	48,909	784,510	1,047,229	19,742,816
Redeemed	(389,795)	(6,282,368)	(1,644,932)	(28,254,238)
	163,896	2,660,914	58,127	3,249,539
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	3,673	59,711	28,087	525,838
Issued in reinvestment of distributions	973	15,596	68,140	1,288,948
Redeemed	(9,696)	(158,626)	(302,630)	(5,036,117)
	(5,050)	(83,319)	(206,403)	(3,221,331)
Net increase (decrease)	(1,812,739)	$(29,271,936)	4,793,557	$102,479,503

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$511,351,334	$6,800,665	—
U.S. Government Agency Mortgage-Backed Securities	—	97,641,086	—
U.S. Treasury Securities	—	88,655,828	—
Corporate Bonds	—	78,652,172	—
Collateralized Loan Obligations	—	18,564,988	—
Asset-Backed Securities	—	15,851,442	—
Collateralized Mortgage Obligations	—	9,294,618	—
Municipal Securities	—	5,958,477	—
Commercial Mortgage-Backed Securities	—	2,636,358	—
Sovereign Governments and Agencies	—	2,544,914	—
U.S. Government Agency Securities	—	2,495,845	—
Exchange-Traded Funds	1,611,729	—	—
Bank Loan Obligations	—	343,874	—
Short-Term Investments	13,977,586	6,687,349	—
	$526,940,649	$336,127,616	—
Other Financial Instruments
Futures Contracts	$210,668	—	—
Swap Agreements	—	$17,451	—
Forward Foreign Currency Exchange Contracts	—	5,003	—
	$210,668	$22,454	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,389	—	—
Swap Agreements	—	$124,091	—
Forward Foreign Currency Exchange Contracts	—	121,835	—
	$1,389	$245,926	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $20,901,630.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,698,658.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $45,179,391 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $5,750,000.

Value of Derivative Instruments as of April 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$1,909
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$5,003	Unrealized depreciation on forward foreign currency exchange contracts	121,835
Interest Rate Risk	Receivable for variation margin on futures contracts*	217,806	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	1,609	Payable for variation margin on swap agreements*	—
		$224,418		$123,744
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(420,315)	Change in net unrealized appreciation (depreciation) on swap agreements	$78,850
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(198,370)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(97,309)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	133,471	Change in net unrealized appreciation (depreciation) on futures contracts	360,792
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	6,243
		$(485,214)		$348,576

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$786,431,056
Gross tax appreciation of investments	$125,706,246
Gross tax depreciation of investments	(49,069,037)
Net tax appreciation (depreciation) of investments	$76,637,209

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2022, the fund had accumulated short-term capital losses of $(42,032,109) and accumulated long-term capital losses of $(3,467,805), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$15.61	0.14	1.02	1.16	(0.15)	—	(0.15)	$16.62	7.45%	0.90%(4)	1.70%(4)	34%	$775,150
2022	$22.97	0.18	(3.38)	(3.20)	(0.15)	(4.01)	(4.16)	$15.61	(16.94)%	0.91%	1.00%	94%	$758,468
2021	$19.73	0.14	4.30	4.44	(0.17)	(1.03)	(1.20)	$22.97	23.34%	0.90%	0.67%	225%	$1,002,740
2020	$19.25	0.20	1.22	1.42	(0.25)	(0.69)	(0.94)	$19.73	7.54%	0.90%	1.03%	165%	$841,328
2019	$18.55	0.29	1.73	2.02	(0.29)	(1.03)	(1.32)	$19.25	11.82%	0.90%	1.58%	101%	$838,309
2018	$19.31	0.25	0.09	0.34	(0.25)	(0.85)	(1.10)	$18.55	1.72%	0.90%	1.32%	115%	$798,120
I Class
2023(3)	$15.62	0.15	1.03	1.18	(0.16)	—	(0.16)	$16.64	7.61%	0.70%(4)	1.90%(4)	34%	$81,787
2022	$22.98	0.21	(3.37)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$74,220
2021	$19.74	0.19	4.29	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$107,875
2020	$19.26	0.23	1.23	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$99,524
2019	$18.56	0.33	1.72	2.05	(0.32)	(1.03)	(1.35)	$19.26	12.04%	0.70%	1.78%	101%	$68,889
2018	$19.32	0.29	0.09	0.38	(0.29)	(0.85)	(1.14)	$18.56	1.92%	0.70%	1.52%	115%	$62,077

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$15.62	0.15	1.02	1.17	(0.16)	—	(0.16)	$16.63	7.55%	0.70%(4)	1.90%(4)	34%	$1,585
2022	$22.98	0.19	(3.35)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$1,567
2021	$19.74	0.18	4.30	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$7,050
2020	$19.26	0.24	1.22	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$3,545
2019	$18.56	0.33	1.72	2.05	(0.32)	(1.03)	(1.35)	$19.26	12.04%	0.70%	1.78%	101%	$3,053
2018	$19.32	0.30	0.08	0.38	(0.29)	(0.85)	(1.14)	$18.56	1.93%	0.70%	1.52%	115%	$2,574

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92356 2306

Semiannual Report

April 30, 2023

Growth Fund
Investor Class (TWCGX)
I Class (TWGIX)
Y Class (AGYWX)
A Class (TCRAX)
C Class (TWRCX)
R Class (AGWRX)
R5 Class (AGWUX)
R6 Class (AGRDX)
G Class (ACIHX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.4)%

Top Five Industries	% of net assets
Software	18.1%
Technology Hardware, Storage and Peripherals	10.8%
Semiconductors and Semiconductor Equipment	8.5%
Interactive Media and Services	8.2%
Financial Services	5.7%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,131.30	$4.97	0.94%
I Class	$1,000	$1,132.70	$3.91	0.74%
Y Class	$1,000	$1,133.50	$3.12	0.59%
A Class	$1,000	$1,130.30	$6.29	1.19%
C Class	$1,000	$1,125.80	$10.23	1.94%
R Class	$1,000	$1,128.30	$7.60	1.44%
R5 Class	$1,000	$1,132.50	$3.91	0.74%
R6 Class	$1,000	$1,133.10	$3.12	0.59%
G Class	$1,000	$1,136.70	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.13	$4.71	0.94%
I Class	$1,000	$1,021.13	$3.71	0.74%
Y Class	$1,000	$1,021.87	$2.96	0.59%
A Class	$1,000	$1,018.89	$5.96	1.19%
C Class	$1,000	$1,015.17	$9.69	1.94%
R Class	$1,000	$1,017.65	$7.20	1.44%
R5 Class	$1,000	$1,021.13	$3.71	0.74%
R6 Class	$1,000	$1,021.87	$2.96	0.59%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.5%
Lockheed Martin Corp.	373,596	$173,516,662
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	698,312	125,563,481
Automobile Components — 0.6%
Aptiv PLC(1)	667,654	68,674,890
Automobiles — 1.7%
Tesla, Inc.(1)	1,204,256	197,871,303
Beverages — 1.9%
PepsiCo, Inc.	1,172,250	223,770,802
Biotechnology — 3.5%
AbbVie, Inc.	1,867,979	282,288,987
Vertex Pharmaceuticals, Inc.(1)	361,069	123,027,040
		405,316,027
Broadline Retail — 4.3%
Amazon.com, Inc.(1)	4,725,263	498,278,983
Building Products — 0.5%
Masco Corp.	421,364	22,547,188
Trex Co., Inc.(1)	629,103	34,386,770
		56,933,958
Capital Markets — 1.0%
Charles Schwab Corp.	499,149	26,075,544
S&P Global, Inc.	258,873	93,862,172
		119,937,716
Chemicals — 0.8%
Air Products & Chemicals, Inc.	327,915	96,525,059
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	104,930	52,802,875
Sysco Corp.	1,034,310	79,372,949
		132,175,824
Electrical Equipment — 0.8%
Eaton Corp. PLC	334,796	55,951,107
Generac Holdings, Inc.(1)	305,454	31,223,508
		87,174,615
Electronic Equipment, Instruments and Components — 1.5%
CDW Corp.	486,409	82,490,102
Keysight Technologies, Inc.(1)	626,747	90,652,686
		173,142,788
Energy Equipment and Services — 0.7%
Schlumberger NV	1,668,142	82,322,808
Entertainment — 1.2%
Liberty Media Corp.-Liberty Formula One, Class C(1)	562,726	40,623,190
Take-Two Interactive Software, Inc.(1)	340,629	42,336,778
Walt Disney Co.(1)	495,176	50,755,540
		133,715,508
Financial Services — 5.7%
Mastercard, Inc., Class A	250,031	95,019,281
6

	Shares	Value
Visa, Inc., Class A	2,451,998	$570,653,494
		665,672,775
Food Products — 1.1%
Mondelez International, Inc., Class A	1,415,233	108,576,676
Vital Farms, Inc.(1)	975,643	12,566,282
		121,142,958
Ground Transportation — 1.8%
Uber Technologies, Inc.(1)	2,785,710	86,496,295
Union Pacific Corp.	640,918	125,427,653
		211,923,948
Health Care Equipment and Supplies — 1.7%
DexCom, Inc.(1)	532,533	64,617,554
IDEXX Laboratories, Inc.(1)	103,998	51,183,656
Intuitive Surgical, Inc.(1)	280,479	84,485,884
		200,287,094
Health Care Providers and Services — 3.8%
Cigna Group	446,203	113,018,758
UnitedHealth Group, Inc.	656,644	323,127,946
		436,146,704
Hotels, Restaurants and Leisure — 2.4%
Airbnb, Inc., Class A(1)	603,085	72,171,182
Chipotle Mexican Grill, Inc.(1)	44,399	91,800,260
Dutch Bros, Inc., Class A(1)(2)	386,375	12,035,581
Expedia Group, Inc.(1)	336,590	31,625,997
Starbucks Corp.	636,964	72,798,616
		280,431,636
Household Products — 1.3%
Procter & Gamble Co.	961,938	150,427,864
Industrial REITs — 0.3%
Prologis, Inc.	250,866	31,420,967
Insurance — 0.8%
Progressive Corp.	714,127	97,406,923
Interactive Media and Services — 8.2%
Alphabet, Inc., Class A(1)	7,500,380	805,090,789
Meta Platforms, Inc., Class A(1)	591,994	142,267,998
		947,358,787
IT Services — 2.2%
Accenture PLC, Class A	575,581	161,329,599
Okta, Inc.(1)	556,442	38,132,970
Snowflake, Inc., Class A(1)	153,930	22,793,954
Twilio, Inc., Class A(1)	504,841	26,559,685
		248,816,208
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	518,829	70,265,011
Repligen Corp.(1)	95,450	14,473,084
		84,738,095
Machinery — 0.1%
Parker-Hannifin Corp.	47,929	15,571,174
Oil, Gas and Consumable Fuels — 0.5%
ConocoPhillips	603,004	62,043,082
Personal Care Products — 0.5%
Estee Lauder Cos., Inc., Class A	246,191	60,740,244
7

	Shares	Value
Pharmaceuticals — 3.6%
Eli Lilly & Co.	476,737	$188,721,109
Novo Nordisk A/S, B Shares	642,259	106,842,578
Zoetis, Inc.	708,746	124,583,372
		420,147,059
Professional Services — 0.1%
Paycor HCM, Inc.(1)	486,219	11,426,147
Semiconductors and Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.(1)	1,882,147	168,207,478
Analog Devices, Inc.	521,756	93,853,469
Applied Materials, Inc.	972,341	109,903,703
ASML Holding NV	177,246	112,482,506
GLOBALFOUNDRIES, Inc.(1)(2)	423,057	24,875,752
NVIDIA Corp.	1,724,717	478,591,720
		987,914,628
Software — 18.1%
Cadence Design Systems, Inc.(1)	526,499	110,275,215
Crowdstrike Holdings, Inc., Class A(1)	578,556	69,455,648
Datadog, Inc., Class A(1)	785,487	52,926,114
Microsoft Corp.	5,247,051	1,612,208,890
PagerDuty, Inc.(1)	1,550,926	46,620,836
Salesforce, Inc.(1)	299,920	59,495,130
Splunk, Inc.(1)	744,266	64,185,500
Workday, Inc., Class A(1)	458,935	85,426,161
		2,100,593,494
Specialized REITs — 0.7%
SBA Communications Corp.	330,200	86,145,878
Specialty Retail — 2.6%
Home Depot, Inc.	447,798	134,581,211
Ross Stores, Inc.	527,044	56,251,406
TJX Cos., Inc.	1,406,017	110,822,260
		301,654,877
Technology Hardware, Storage and Peripherals — 10.8%
Apple, Inc.	7,400,767	1,255,762,145
Textiles, Apparel and Luxury Goods — 1.7%
Deckers Outdoor Corp.(1)	134,476	64,459,726
NIKE, Inc., Class B	1,028,001	130,268,287
		194,728,013
TOTAL COMMON STOCKS (Cost $6,058,566,202)		11,547,421,124
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	84,217	84,217
State Street Navigator Securities Lending Government Money Market Portfolio(3)	35,750,076	35,750,076
		35,834,293
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 3.75%, 11/15/29 - 8/15/49, valued at $18,107,601), in a joint trading account at 4.70%, dated 4/28/23, due 5/1/23 (Delivery value $17,797,521)		17,790,553
8

	Shares	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 12/31/27, valued at $64,046,869), at 4.79%, dated 4/28/23, due 5/1/23 (Delivery value $62,816,064)		$62,791,000
		80,581,553
TOTAL SHORT-TERM INVESTMENTS (Cost $116,415,846)		116,415,846
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $6,174,982,048)		11,663,836,970
OTHER ASSETS AND LIABILITIES — (0.4)%		(46,501,974)
TOTAL NET ASSETS — 100.0%		$11,617,334,996

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,802,259	USD	3,040,774	JPMorgan Chase Bank N.A.	6/30/23	$57,242
EUR	2,636,534	USD	2,894,203	JPMorgan Chase Bank N.A.	6/30/23	20,596
EUR	3,600,753	USD	3,963,046	JPMorgan Chase Bank N.A.	6/30/23	17,737
EUR	2,320,150	USD	2,553,478	JPMorgan Chase Bank N.A.	6/30/23	11,545
USD	100,469,912	EUR	93,001,862	JPMorgan Chase Bank N.A.	6/30/23	(2,347,550)
USD	4,110,918	EUR	3,766,477	JPMorgan Chase Bank N.A.	6/30/23	(53,081)
						$(2,293,511)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	236	June 2023	$49,424,300	$714,671
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $34,967,043. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $35,750,076.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,139,231,972) — including $34,967,043 of securities on loan	$11,628,086,894
Investment made with cash collateral received for securities on loan, at value (cost of $35,750,076)	35,750,076
Total investment securities, at value (cost of $6,174,982,048)	11,663,836,970
Deposits with broker for futures contracts	2,643,200
Receivable for investments sold	34,206,527
Receivable for capital shares sold	1,265,976
Receivable for variation margin on futures contracts	410,050
Unrealized appreciation on forward foreign currency exchange contracts	107,120
Dividends and interest receivable	6,135,844
Securities lending receivable	111,063
11,708,716,750

Liabilities
Payable for collateral received for securities on loan	35,750,076
Payable for investments purchased	28,516,873
Payable for capital shares redeemed	17,371,896
Unrealized depreciation on forward foreign currency exchange contracts	2,400,631
Accrued management fees	7,280,736
Distribution and service fees payable	61,542
91,381,754

Net Assets	$11,617,334,996

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,855,246,158
Distributable earnings (loss)	5,762,088,838
$11,617,334,996

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$7,526,415,820	182,237,492	$41.30
I Class, $0.01 Par Value	$1,543,695,342	36,272,514	$42.56
Y Class, $0.01 Par Value	$4,372,832	102,334	$42.73
A Class, $0.01 Par Value	$110,950,843	2,833,490	$39.16
C Class, $0.01 Par Value	$9,610,188	274,429	$35.02
R Class, $0.01 Par Value	$77,315,388	2,071,400	$37.33
R5 Class, $0.01 Par Value	$2,247,090	52,740	$42.61
R6 Class, $0.01 Par Value	$1,009,655,035	23,670,443	$42.65
G Class, $0.01 Par Value	$1,333,072,458	31,219,912	$42.70
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $41.55 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $272,653)	$51,683,772
Interest	1,669,597
Securities lending, net	638,309
53,991,678

Expenses:
Management fees	46,994,781
Distribution and service fees:
A Class	128,305
C Class	44,969
R Class	180,884
Directors' fees and expenses	171,206
Other expenses	2,663
47,522,808
Fees waived(1)	(5,700,454)
41,822,354

Net investment income (loss)	12,169,324

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	282,292,256
Forward foreign currency exchange contract transactions	(8,099,999)
Futures contract transactions	2,703,782
Foreign currency translation transactions	17,827
276,913,866

Change in net unrealized appreciation (depreciation) on:
Investments	1,094,369,966
Forward foreign currency exchange contracts	(1,578,874)
Futures contracts	2,035,065
Translation of assets and liabilities in foreign currencies	41,065
1,094,867,222

Net realized and unrealized gain (loss)	1,371,781,088

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,383,950,412
(1)Amount consists of $1,208,959, $252,200, $1,285, $17,792, $1,559, $12,544, $372, $159,263 and $4,046,480 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$12,169,324	$(9,631,518)
Net realized gain (loss)	276,913,866	485,747,879
Change in net unrealized appreciation (depreciation)	1,094,867,222	(4,518,219,436)
Net increase (decrease) in net assets resulting from operations	1,383,950,412	(4,042,103,075)

Distributions to Shareholders
From earnings:
Investor Class	(130,923,030)	(1,115,919,430)
I Class	(28,431,909)	(218,489,765)
Y Class	(77,719)	(6,859,773)
A Class	(2,025,018)	(16,507,216)
C Class	(200,352)	(1,609,267)
R Class	(1,501,407)	(13,326,719)
R5 Class	(39,996)	(495,405)
R6 Class	(19,062,256)	(94,719,581)
G Class	(34,721,085)	(53)
Decrease in net assets from distributions	(216,982,772)	(1,467,927,209)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(189,700,782)	2,682,027,313

Net increase (decrease) in net assets	977,266,858	(2,828,002,971)

Net Assets
Beginning of period	10,640,068,138	13,468,071,109
End of period	$11,617,334,996	$10,640,068,138

See Notes to Financial Statements.
12

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on March 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

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The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$35,750,076	—	—	—	$35,750,076
Gross amount of recognized liabilities for securities lending transactions					$35,750,076
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the fund.

15

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2023, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.936% for Investor Class, A Class, C Class and R Class, 0.736% for I Class and R5 Class, and 0.586% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 29, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.97%	0.94%
I Class	0.600% to 0.790%	0.77%	0.74%
Y Class	0.450% to 0.640%	0.62%	0.59%
A Class	0.800% to 0.990%	0.97%	0.94%
C Class	0.800% to 0.990%	0.97%	0.94%
R Class	0.800% to 0.990%	0.97%	0.94%
R5 Class	0.600% to 0.790%	0.77%	0.74%
R6 Class	0.450% to 0.640%	0.62%	0.59%
G Class	0.450% to 0.640%	0.62%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 were $859,159,874 and $1,249,960,613, respectively.
16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2023		Year ended October 31, 2022(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	2,363,590	$90,319,630	6,391,740	$297,390,697
Issued in reinvestment of distributions	3,478,510	125,885,867	20,434,759	1,074,423,880
Redeemed	(7,885,374)	(300,470,815)	(17,480,300)	(782,195,190)
	(2,043,274)	(84,265,318)	9,346,199	589,619,387
I Class/Shares Authorized	460,000,000		460,000,000
Sold	2,571,765	99,081,744	5,934,225	266,630,922
Issued in reinvestment of distributions	755,840	28,162,602	4,000,612	216,189,001
Redeemed	(4,036,946)	(160,911,182)	(7,491,997)	(347,687,734)
	(709,341)	(33,666,836)	2,442,840	135,132,189
Y Class/Shares Authorized	30,000,000		40,000,000
Sold	16,370	627,373	225,208	10,058,408
Issued in reinvestment of distributions	1,679	62,797	124,070	6,727,246
Redeemed	(1,095,162)	(43,297,672)	(287,650)	(13,390,946)
	(1,077,113)	(42,607,502)	61,628	3,394,708
A Class/Shares Authorized	40,000,000		40,000,000
Sold	311,324	11,270,805	631,470	26,719,672
Issued in reinvestment of distributions	54,233	1,862,349	302,755	15,172,225
Redeemed	(368,348)	(13,394,063)	(693,020)	(29,569,792)
	(2,791)	(260,909)	241,205	12,322,105
C Class/Shares Authorized	20,000,000		20,000,000
Sold	25,294	812,533	116,881	4,505,694
Issued in reinvestment of distributions	6,237	192,040	33,783	1,532,167
Redeemed	(42,925)	(1,367,781)	(112,566)	(4,159,173)
	(11,394)	(363,208)	38,098	1,878,688
R Class/Shares Authorized	40,000,000		40,000,000
Sold	171,344	5,925,159	319,143	12,981,909
Issued in reinvestment of distributions	45,822	1,501,361	277,158	13,325,583
Redeemed	(289,124)	(10,039,114)	(576,540)	(24,349,882)
	(71,958)	(2,612,594)	19,761	1,957,610
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	1,402	55,777	3,880	180,466
Issued in reinvestment of distributions	990	36,932	8,690	471,376
Redeemed	(14,012)	(565,209)	(31,042)	(1,503,613)
	(11,620)	(472,500)	(18,472)	(851,771)
R6 Class/Shares Authorized	300,000,000		200,000,000
Sold	2,235,600	88,978,934	9,854,771	425,174,120
Issued in reinvestment of distributions	509,251	19,010,326	1,749,733	94,651,353
Redeemed	(1,950,879)	(77,301,675)	(3,392,419)	(153,693,823)
	793,972	30,687,585	8,212,085	366,131,650
G Class/Shares Authorized	780,000,000		780,000,000
Sold	2,312,378	88,070,668	3,787,174	153,740,082
Issued in connection with reorganization (Note 10)	—	—	31,393,184	1,540,737,439
Issued in reinvestment of distributions	931,110	34,721,085	1	53
Redeemed	(4,442,827)	(178,931,253)	(2,761,108)	(122,034,827)
	(1,199,339)	(56,139,500)	32,419,251	1,572,442,747
Net increase (decrease)	(4,332,858)	$(189,700,782)	52,762,595	$2,682,027,313
(1)March 1, 2022 (commencement of sale) through October 31, 2022 for the G Class.
17

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$11,328,096,040	$219,325,084	—
Short-Term Investments	35,834,293	80,581,553	—
	$11,363,930,333	$299,906,637	—
Other Financial Instruments
Futures Contracts	$714,671	—	—
Forward Foreign Currency Exchange Contracts	—	$107,120	—
	$714,671	$107,120	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,400,631	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $35,860,369 futures contracts purchased.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $138,971,576.

Value of Derivative Instruments as of April 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	$410,050	Payable for variation margin on futures contracts*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	107,120	Unrealized depreciation on forward foreign currency exchange contracts	$2,400,631
		$517,170		$2,400,631
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$2,703,782	Change in net unrealized appreciation (depreciation) on futures contracts	$2,035,065
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(8,099,999)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,578,874)
		$(5,396,217)		$456,191

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

19

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,183,883,856
Gross tax appreciation of investments	$5,776,286,027
Gross tax depreciation of investments	(296,332,913)
Net tax appreciation (depreciation) of investments	$5,479,953,114

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Growth Fund, one fund in a series issued by the corporation, were transferred to Growth Fund in exchange for shares of Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Growth Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on March 25, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On March 25, 2022, NT Growth Fund exchanged its shares for shares of Growth Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Growth Fund – G Class	71,233,354	Growth Fund – G Class	31,393,184

The net assets of NT Growth Fund and Growth Fund immediately before the reorganization were $1,540,737,439 and $12,083,608,261, respectively. NT Growth Fund's unrealized appreciation of $732,269,787 was combined with that of Growth Fund. Immediately after the reorganization, the combined net assets were $13,624,345,700.

Assuming the reorganization had been completed on November 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended October 31, 2022 are as follows:

Net investment income (loss)	$(5,465,166)
Net realized and unrealized gain (loss)	(4,163,440,617)
Net increase (decrease) in net assets resulting from operations	$(4,168,905,783)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Growth Fund that have been included in the fund’s Statement of Operations since March 25, 2022.
20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$37.23	0.01	4.78	4.79	—	(0.72)	(0.72)	$41.30	13.13%	0.94%(4)	0.97%(4)	0.06%(4)	0.03%(4)	8%	$7,526,416
2022	$58.23	(0.09)	(14.59)	(14.68)	—	(6.32)	(6.32)	$37.23	(28.26)%	0.95%	0.97%	(0.19)%	(0.21)%	25%	$6,859,912
2021	$41.94	(0.18)	18.03	17.85	—	(1.56)	(1.56)	$58.23	43.66%	0.96%	0.96%	(0.36)%	(0.36)%	21%	$10,186,486
2020	$35.80	(0.02)	9.12	9.10	(0.15)	(2.81)	(2.96)	$41.94	26.70%	0.97%	0.97%	(0.04)%	(0.04)%	33%	$7,656,430
2019	$34.94	0.08	4.70	4.78	(0.08)	(3.84)	(3.92)	$35.80	16.35%	0.98%	0.98%	0.24%	0.24%	30%	$5,937,959
2018	$34.93	0.04	3.35	3.39	(0.06)	(3.32)	(3.38)	$34.94	10.22%	0.97%	0.97%	0.13%	0.13%	38%	$5,627,171
I Class
2023(3)	$38.35	0.05	4.93	4.98	(0.05)	(0.72)	(0.77)	$42.56	13.27%	0.74%(4)	0.77%(4)	0.26%(4)	0.23%(4)	8%	$1,543,695
2022	$59.70	—(5)	(15.03)	(15.03)	—	(6.32)	(6.32)	$38.35	(28.14)%	0.75%	0.77%	0.01%	(0.01)%	25%	$1,418,404
2021	$42.87	(0.08)	18.47	18.39	—	(1.56)	(1.56)	$59.70	43.95%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$2,061,819
2020	$36.56	0.06	9.29	9.35	(0.23)	(2.81)	(3.04)	$42.87	26.93%	0.77%	0.77%	0.16%	0.16%	33%	$1,719,814
2019	$35.59	0.15	4.81	4.96	(0.15)	(3.84)	(3.99)	$36.56	16.62%	0.78%	0.78%	0.44%	0.44%	30%	$1,382,618
2018	$35.52	0.12	3.40	3.52	(0.13)	(3.32)	(3.45)	$35.59	10.46%	0.77%	0.77%	0.33%	0.33%	38%	$1,230,065

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$38.53	0.11	4.92	5.03	(0.11)	(0.72)	(0.83)	$42.73	13.35%	0.59%(4)	0.62%(4)	0.41%(4)	0.38%(4)	8%	$4,373
2022	$59.86	0.07	(15.08)	(15.01)	—	(6.32)	(6.32)	$38.53	(28.02)%	0.60%	0.62%	0.16%	0.14%	25%	$45,448
2021	$42.93	(0.01)	18.50	18.49	—	(1.56)	(1.56)	$59.86	44.13%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$66,916
2020	$36.61	0.13	9.30	9.43	(0.30)	(2.81)	(3.11)	$42.93	27.15%	0.62%	0.62%	0.31%	0.31%	33%	$52,046
2019	$35.64	0.20	4.81	5.01	(0.20)	(3.84)	(4.04)	$36.61	16.78%	0.63%	0.63%	0.59%	0.59%	30%	$53,641
2018	$35.54	0.17	3.40	3.57	(0.15)	(3.32)	(3.47)	$35.64	10.61%	0.62%	0.62%	0.48%	0.48%	38%	$52,601
A Class
2023(3)	$35.37	(0.03)	4.54	4.51	—	(0.72)	(0.72)	$39.16	13.03%	1.19%(4)	1.22%(4)	(0.19)%(4)	(0.22)%(4)	8%	$110,951
2022	$55.78	(0.19)	(13.90)	(14.09)	—	(6.32)	(6.32)	$35.37	(28.46)%	1.20%	1.22%	(0.44)%	(0.46)%	25%	$100,332
2021	$40.32	(0.30)	17.32	17.02	—	(1.56)	(1.56)	$55.78	43.31%	1.21%	1.21%	(0.61)%	(0.61)%	21%	$144,743
2020	$34.52	(0.10)	8.75	8.65	(0.04)	(2.81)	(2.85)	$40.32	26.38%	1.22%	1.22%	(0.29)%	(0.29)%	33%	$102,472
2019	$33.82	—(5)	4.54	4.54	—	(3.84)	(3.84)	$34.52	16.06%	1.23%	1.23%	(0.01)%	(0.01)%	30%	$93,422
2018	$33.94	(0.04)	3.24	3.20	—	(3.32)	(3.32)	$33.82	9.94%	1.22%	1.22%	(0.12)%	(0.12)%	38%	$103,115

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$31.83	(0.15)	4.06	3.91	—	(0.72)	(0.72)	$35.02	12.58%	1.94%(4)	1.97%(4)	(0.94)%(4)	(0.97)%(4)	8%	$9,610
2022	$51.16	(0.46)	(12.55)	(13.01)	—	(6.32)	(6.32)	$31.83	(28.97)%	1.95%	1.97%	(1.19)%	(1.21)%	25%	$9,097
2021	$37.37	(0.59)	15.94	15.35	—	(1.56)	(1.56)	$51.16	42.23%	1.96%	1.96%	(1.36)%	(1.36)%	21%	$12,674
2020	$32.37	(0.37)	8.18	7.81	—	(2.81)	(2.81)	$37.37	25.43%	1.97%	1.97%	(1.04)%	(1.04)%	33%	$13,527
2019	$32.18	(0.23)	4.26	4.03	—	(3.84)	(3.84)	$32.37	15.23%	1.98%	1.98%	(0.76)%	(0.76)%	30%	$8,408
2018	$32.67	(0.29)	3.12	2.83	—	(3.32)	(3.32)	$32.18	9.12%	1.97%	1.97%	(0.87)%	(0.87)%	38%	$9,871
R Class
2023(3)	$33.80	(0.07)	4.32	4.25	—	(0.72)	(0.72)	$37.33	12.83%	1.44%(4)	1.47%(4)	(0.44)%(4)	(0.47)%(4)	8%	$77,315
2022	$53.69	(0.29)	(13.28)	(13.57)	—	(6.32)	(6.32)	$33.80	(28.62)%	1.45%	1.47%	(0.69)%	(0.71)%	25%	$72,437
2021	$38.96	(0.40)	16.69	16.29	—	(1.56)	(1.56)	$53.69	42.94%	1.46%	1.46%	(0.86)%	(0.86)%	21%	$114,022
2020	$33.50	(0.19)	8.49	8.30	(0.03)	(2.81)	(2.84)	$38.96	26.07%	1.47%	1.47%	(0.54)%	(0.54)%	33%	$96,170
2019	$33.02	(0.08)	4.40	4.32	—	(3.84)	(3.84)	$33.50	15.78%	1.48%	1.48%	(0.26)%	(0.26)%	30%	$87,302
2018	$33.29	(0.13)	3.18	3.05	—	(3.32)	(3.32)	$33.02	9.66%	1.47%	1.47%	(0.37)%	(0.37)%	38%	$100,915

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$38.40	0.06	4.92	4.98	(0.05)	(0.72)	(0.77)	$42.61	13.25%	0.74%(4)	0.77%(4)	0.26%(4)	0.23%(4)	8%	$2,247
2022	$59.76	(0.01)	(15.03)	(15.04)	—	(6.32)	(6.32)	$38.40	(28.12)%	0.75%	0.77%	0.01%	(0.01)%	25%	$2,471
2021	$42.91	(0.09)	18.50	18.41	—	(1.56)	(1.56)	$59.76	43.96%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$4,950
2020	$36.59	0.08	9.28	9.36	(0.23)	(2.81)	(3.04)	$42.91	26.94%	0.77%	0.77%	0.16%	0.16%	33%	$433
2019	$35.62	0.15	4.81	4.96	(0.15)	(3.84)	(3.99)	$36.59	16.61%	0.78%	0.78%	0.44%	0.44%	30%	$533
2018	$35.53	0.12	3.40	3.52	(0.11)	(3.32)	(3.43)	$35.62	10.45%	0.77%	0.77%	0.33%	0.33%	38%	$404
R6 Class
2023(3)	$38.47	0.08	4.93	5.01	(0.11)	(0.72)	(0.83)	$42.65	13.31%	0.59%(4)	0.62%(4)	0.41%(4)	0.38%(4)	8%	$1,009,655
2022	$59.77	0.07	(15.05)	(14.98)	—	(6.32)	(6.32)	$38.47	(28.01)%	0.60%	0.62%	0.16%	0.14%	25%	$879,964
2021	$42.86	(0.01)	18.48	18.47	—	(1.56)	(1.56)	$59.77	44.15%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$876,460
2020	$36.56	0.12	9.29	9.41	(0.30)	(2.81)	(3.11)	$42.86	27.13%	0.62%	0.62%	0.31%	0.31%	33%	$611,600
2019	$35.59	0.21	4.80	5.01	(0.20)	(3.84)	(4.04)	$36.56	16.81%	0.63%	0.63%	0.59%	0.59%	30%	$479,123
2018	$35.53	0.17	3.40	3.57	(0.19)	(3.32)	(3.51)	$35.59	10.60%	0.62%	0.62%	0.48%	0.48%	38%	$834,003
G Class
2023(3)	$38.62	0.20	4.93	5.13	(0.33)	(0.72)	(1.05)	$42.70	13.67%	0.00%(4)(6)	0.62%(4)	1.00%(4)	0.38%(4)	8%	$1,333,072
2022(7)	$47.73	0.23	(8.33)	(8.10)	—	(1.01)	(1.01)	$38.62	(17.41)%	0.00%(4)(6)	0.62%(4)	0.82%(4)	0.20%(4)	25%(8)	$1,252,003

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)Ratio was less than 0.005%.
(7)March 1, 2022 (commencement of sale) through October 31, 2022.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

27

Notes
28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
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Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92358 2306

Semiannual Report

April 30, 2023

Heritage Fund
Investor Class (TWHIX)
I Class (ATHIX)
Y Class (ATHYX)
A Class (ATHAX)
C Class (AHGCX)
R Class (ATHWX)
R5 Class (ATHGX)
R6 Class (ATHDX)
G Class (ACILX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	97.5%
Short-Term Investments	3.0%
Other Assets and Liabilities	(0.5)%

Top Five Industries	% of net assets
Software	12.9%
Life Sciences Tools and Services	9.1%
Hotels, Restaurants and Leisure	7.8%
Biotechnology	5.6%
Semiconductors and Semiconductor Equipment	5.1%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,059.20	$5.11	1.00%
I Class	$1,000	$1,059.80	$4.09	0.80%
Y Class	$1,000	$1,060.80	$3.32	0.65%
A Class	$1,000	$1,058.00	$6.38	1.25%
C Class	$1,000	$1,052.80	$10.18	2.00%
R Class	$1,000	$1,056.70	$7.65	1.50%
R5 Class	$1,000	$1,060.30	$4.09	0.80%
R6 Class	$1,000	$1,060.80	$3.32	0.65%
G Class	$1,000	$1,064.30	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
I Class	$1,000	$1,020.83	$4.01	0.80%
Y Class	$1,000	$1,021.57	$3.26	0.65%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
R5 Class	$1,000	$1,020.83	$4.01	0.80%
R6 Class	$1,000	$1,021.57	$3.26	0.65%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.5%
Aerospace and Defense — 3.5%
CAE, Inc.(1)	1,540,208	$34,661,359
Curtiss-Wright Corp.	457,759	77,741,211
HEICO Corp.	413,962	69,810,551
		182,213,121
Automobile Components — 1.6%
Aptiv PLC(1)	798,947	82,179,688
Beverages — 1.6%
Celsius Holdings, Inc.(1)	870,075	83,153,068
Biotechnology — 5.6%
Cytokinetics, Inc.(1)	1,982,605	74,149,427
IVERIC bio, Inc.(1)	1,193,763	39,262,865
Neurocrine Biosciences, Inc.(1)	756,235	76,409,985
Sarepta Therapeutics, Inc.(1)	830,951	102,015,854
		291,838,131
Broadline Retail — 0.4%
Etsy, Inc.(1)	186,859	18,878,365
Building Products — 1.9%
Trane Technologies PLC	538,930	100,138,583
Capital Markets — 4.2%
Ares Management Corp., Class A	944,152	82,698,273
LPL Financial Holdings, Inc.	240,294	50,182,999
MSCI, Inc.	177,304	85,540,315
		218,421,587
Chemicals — 2.2%
Avient Corp.	1,292,419	49,771,056
Element Solutions, Inc.	3,378,933	61,327,634
		111,098,690
Commercial Services and Supplies — 1.8%
Republic Services, Inc.	654,216	94,612,718
Communications Equipment — 2.2%
Arista Networks, Inc.(1)	699,911	112,097,746
Containers and Packaging — 1.4%
Avery Dennison Corp.	422,119	73,651,323
Electrical Equipment — 3.8%
AMETEK, Inc.	634,580	87,527,619
Eaton Corp. PLC	188,095	31,434,436
Plug Power, Inc.(1)(2)	769,687	6,950,274
Regal Rexnord Corp.	547,604	71,276,137
		197,188,466
Electronic Equipment, Instruments and Components — 2.8%
Cognex Corp.	1,295,862	61,799,659
Keysight Technologies, Inc.(1)	589,325	85,239,968
		147,039,627
Entertainment — 1.8%
Spotify Technology SA(1)	501,422	66,989,979
Take-Two Interactive Software, Inc.(1)	216,445	26,901,949
		93,891,928
6

	Shares	Value
Food Products — 3.6%
Hershey Co.	678,195	$185,187,927
Ground Transportation — 1.3%
Norfolk Southern Corp.	317,869	64,536,943
Health Care Equipment and Supplies — 2.5%
DexCom, Inc.(1)	1,054,358	127,935,800
Health Care Providers and Services — 1.2%
R1 RCM, Inc.(1)	3,916,423	61,057,035
Hotels, Restaurants and Leisure — 7.8%
Airbnb, Inc., Class A(1)	929,629	111,248,702
Chipotle Mexican Grill, Inc.(1)	59,617	123,265,302
Hilton Worldwide Holdings, Inc.	1,184,393	170,576,280
		405,090,284
Industrial REITs — 0.9%
Rexford Industrial Realty, Inc.	841,987	46,957,615
Interactive Media and Services — 0.7%
Match Group, Inc.(1)	1,040,600	38,398,140
IT Services — 2.3%
Cloudflare, Inc., Class A(1)	1,128,854	53,112,581
EPAM Systems, Inc.(1)	234,169	66,138,692
		119,251,273
Life Sciences Tools and Services — 9.1%
Agilent Technologies, Inc.	770,513	104,350,576
Avantor, Inc.(1)	2,849,475	55,507,773
Bio-Techne Corp.	942,601	75,294,968
IQVIA Holdings, Inc.(1)	694,324	130,692,606
Mettler-Toledo International, Inc.(1)	68,880	102,734,520
		468,580,443
Machinery — 2.1%
Graco, Inc.	704,690	55,874,870
Parker-Hannifin Corp.	166,552	54,109,414
		109,984,284
Media — 1.7%
Trade Desk, Inc., Class A(1)	1,327,645	85,420,679
Metals and Mining — 0.2%
Capstone Copper Corp.(1)	2,430,585	11,427,705
Oil, Gas and Consumable Fuels — 3.5%
Excelerate Energy, Inc., Class A	910,129	19,567,773
Hess Corp.	1,107,981	160,723,724
		180,291,497
Pharmaceuticals — 1.2%
Catalent, Inc.(1)	1,199,117	60,099,744
Professional Services — 2.6%
Jacobs Solutions, Inc.	715,311	82,589,808
Verisk Analytics, Inc.	278,354	54,031,295
		136,621,103
Semiconductors and Semiconductor Equipment — 5.1%
Enphase Energy, Inc.(1)	271,487	44,578,165
Marvell Technology, Inc.	1,332,976	52,625,893
Monolithic Power Systems, Inc.	159,810	73,827,426
Teradyne, Inc.	1,005,643	91,895,657
		262,927,141
7

	Shares	Value
Software — 12.9%
Cadence Design Systems, Inc.(1)	1,176,460	$246,409,547
Datadog, Inc., Class A(1)	612,071	41,241,344
DocuSign, Inc.(1)	324,081	16,022,565
HubSpot, Inc.(1)	232,639	97,929,387
Manhattan Associates, Inc.(1)	808,727	133,989,889
Palo Alto Networks, Inc.(1)	736,934	134,460,978
		670,053,710
Specialty Retail — 1.7%
Burlington Stores, Inc.(1)	171,050	32,980,150
Chewy, Inc., Class A(1)(2)	769,770	23,870,568
Five Below, Inc.(1)	160,607	31,697,398
		88,548,116
Textiles, Apparel and Luxury Goods — 2.3%
lululemon athletica, Inc.(1)	244,041	92,718,497
On Holding AG, Class A(1)	831,307	26,975,912
		119,694,409
TOTAL COMMON STOCKS (Cost $4,211,203,450)		5,048,466,889
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	134,139	134,139
State Street Navigator Securities Lending Government Money Market Portfolio(3)	25,952,082	25,952,082
		26,086,221
Repurchase Agreements — 2.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 3.75%, 11/15/29 - 8/15/49, valued at $28,372,581), in a joint trading account at 4.70%, dated 4/28/23, due 5/1/23 (Delivery value $27,886,720)		27,875,802
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 12/31/27, valued at $100,353,772), at 4.79%, dated 4/28/23, due 5/1/23 (Delivery value $98,425,272)		98,386,000
		126,261,802
TOTAL SHORT-TERM INVESTMENTS (Cost $152,348,023)		152,348,023
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $4,363,551,473)		5,200,814,912
OTHER ASSETS AND LIABILITIES — (0.5)%		(24,200,276)
TOTAL NET ASSETS — 100.0%		$5,176,614,636

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,458,728	USD	1,079,056	Goldman Sachs & Co.	6/30/23	$(1,122)
CAD	1,383,570	USD	1,016,566	Goldman Sachs & Co.	6/30/23	5,831
USD	29,170,922	CAD	39,839,020	Goldman Sachs & Co.	6/30/23	(268,335)
USD	7,196,537	CAD	9,872,958	Goldman Sachs & Co.	6/30/23	(99,138)
USD	2,598,975	CAD	3,509,308	Goldman Sachs & Co.	6/30/23	5,753
USD	1,395,782	CAD	1,884,116	Goldman Sachs & Co.	6/30/23	3,504
USD	1,154,517	CAD	1,557,732	Goldman Sachs & Co.	6/30/23	3,423
USD	1,241,512	CAD	1,666,882	Goldman Sachs & Co.	6/30/23	9,760
USD	1,266,840	CAD	1,703,007	Goldman Sachs & Co.	6/30/23	8,393
						$(331,931)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $25,997,069. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $26,614,194, which includes securities collateral of $662,112.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,337,599,391) — including $25,997,069 of securities on loan	$5,174,862,830
Investment made with cash collateral received for securities on loan, at value (cost of $25,952,082)	25,952,082
Total investment securities, at value (cost of $4,363,551,473)	5,200,814,912
Receivable for investments sold	7,720,156
Receivable for capital shares sold	8,004,673
Unrealized appreciation on forward foreign currency exchange contracts	36,664
Dividends and interest receivable	1,539,349
Securities lending receivable	7,805
5,218,123,559

Liabilities
Payable for collateral received for securities on loan	25,952,082
Payable for investments purchased	9,918,060
Payable for capital shares redeemed	1,855,954
Unrealized depreciation on forward foreign currency exchange contracts	368,595
Accrued management fees	3,353,032
Distribution and service fees payable	61,200
41,508,923

Net Assets	$5,176,614,636

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,370,680,311
Distributable earnings (loss)	805,934,325
$5,176,614,636

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$3,473,706,520	178,052,455	$19.51
I Class, $0.01 Par Value	$230,744,183	10,501,731	$21.97
Y Class, $0.01 Par Value	$67,654,235	3,004,344	$22.52
A Class, $0.01 Par Value	$219,191,615	13,207,131	$16.60
C Class, $0.01 Par Value	$8,396,354	858,977	$9.77
R Class, $0.01 Par Value	$21,670,673	1,322,554	$16.39
R5 Class, $0.01 Par Value	$1,029,563	46,847	$21.98
R6 Class, $0.01 Par Value	$165,592,749	7,354,167	$22.52
G Class, $0.01 Par Value	$988,628,744	43,592,302	$22.68
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $17.61 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$12,944,037
Interest	1,695,984
Securities lending, net	50,686
14,690,707

Expenses:
Management fees	23,243,644
Distribution and service fees:
A Class	274,729
C Class	46,440
R Class	56,348
Directors' fees and expenses	81,158
Other expenses	90
23,702,409
Fees waived - G Class	(3,146,548)
20,555,861

Net investment income (loss)	(5,865,154)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,242,707
Forward foreign currency exchange contract transactions	582,482
Foreign currency translation transactions	701
6,825,890

Change in net unrealized appreciation (depreciation) on:
Investments	298,670,105
Forward foreign currency exchange contracts	(520,058)
298,150,047

Net realized and unrealized gain (loss)	304,975,937

Net Increase (Decrease) in Net Assets Resulting from Operations	$299,110,783

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$(5,865,154)	$(26,978,024)
Net realized gain (loss)	6,825,890	25,575,200
Change in net unrealized appreciation (depreciation)	298,150,047	(2,065,258,931)
Net increase (decrease) in net assets resulting from operations	299,110,783	(2,066,661,755)

Distributions to Shareholders
From earnings:
Investor Class	—	(547,949,693)
I Class	—	(38,407,013)
Y Class	—	(7,958,731)
A Class	—	(42,842,616)
C Class	—	(3,844,904)
R Class	—	(4,516,028)
R5 Class	—	(89,193)
R6 Class	—	(19,749,500)
G Class	—	(17)
From tax return of capital:
Investor Class	—	(26,689,361)
I Class	—	(1,870,717)
Y Class	—	(387,652)
A Class	—	(2,086,765)
C Class	—	(187,276)
R Class	—	(219,965)
R5 Class	—	(4,344)
R6 Class	—	(961,952)
G Class	—	(1)
Decrease in net assets from distributions	—	(697,765,728)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(128,948,156)	1,344,144,810

Net increase (decrease) in net assets	170,162,627	(1,420,282,673)

Net Assets
Beginning of period	5,006,452,009	6,426,734,682
End of period	$5,176,614,636	$5,006,452,009

See Notes to Financial Statements.
12

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on March 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

13

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$25,952,082	—	—	—	$25,952,082
Gross amount of recognized liabilities for securities lending transactions					$25,952,082
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 12% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class(1)
1.00%	0.80%	0.65%	1.00%	1.00%	1.00%	0.80%	0.65%	0.00%
(1)Annual management fee before waiver was 0.65%.
15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 were $795,251,583 and $1,035,262,300, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2023		Year ended October 31, 2022(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	3,990,352	$76,560,599	5,450,159	$117,591,534
Issued in reinvestment of distributions	—	—	21,908,157	555,645,736
Redeemed	(8,822,227)	(168,794,444)	(21,411,659)	(453,757,160)
	(4,831,875)	(92,233,845)	5,946,657	219,480,110
I Class/Shares Authorized	175,000,000		175,000,000
Sold	757,595	16,401,512	2,286,889	53,737,981
Issued in reinvestment of distributions	—	—	1,350,856	38,443,277
Redeemed	(1,433,818)	(30,809,127)	(4,894,049)	(111,937,246)
	(676,223)	(14,407,615)	(1,256,304)	(19,755,988)
Y Class/Shares Authorized	75,000,000		30,000,000
Sold	281,062	6,199,745	773,501	18,473,033
Issued in reinvestment of distributions	—	—	281,698	8,188,472
Redeemed	(216,845)	(4,822,922)	(641,475)	(14,996,714)
	64,217	1,376,823	413,724	11,664,791
A Class/Shares Authorized	170,000,000		170,000,000
Sold	786,924	12,852,326	1,566,938	27,642,868
Issued in reinvestment of distributions	—	—	1,998,593	43,327,936
Redeemed	(1,508,201)	(24,656,028)	(3,608,747)	(64,855,097)
	(721,277)	(11,803,702)	(43,216)	6,115,707
C Class/Shares Authorized	20,000,000		40,000,000
Sold	14,058	135,918	35,190	368,852
Issued in reinvestment of distributions	—	—	309,641	4,016,798
Redeemed	(264,144)	(2,556,050)	(524,168)	(5,884,153)
	(250,086)	(2,420,132)	(179,337)	(1,498,503)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	83,577	1,347,545	193,183	3,472,000
Issued in reinvestment of distributions	—	—	220,330	4,731,864
Redeemed	(234,360)	(3,741,191)	(397,202)	(7,139,270)
	(150,783)	(2,393,646)	16,311	1,064,594
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	29,004	648,852	1,746	41,396
Issued in reinvestment of distributions	—	—	3,272	93,537
Redeemed	(38)	(837)	(16,382)	(428,965)
	28,966	648,015	(11,364)	(294,032)
R6 Class/Shares Authorized	120,000,000		70,000,000
Sold	621,956	13,912,563	2,340,269	59,207,062
Issued in reinvestment of distributions	—	—	710,311	20,669,761
Redeemed	(561,477)	(12,403,063)	(1,499,478)	(36,291,908)
	60,479	1,509,500	1,551,102	43,584,915
G Class/Shares Authorized	600,000,000		600,000,000
Sold	3,051,885	67,238,290	4,284,233	87,885,057
Issued in connection with reorganization (Note 10)	—	—	44,533,666	1,106,922,147
Issued in reinvestment of distributions	—	—	1	18
Redeemed	(3,375,955)	(76,461,844)	(4,901,528)	(111,024,006)
	(324,070)	(9,223,554)	43,916,372	1,083,783,216
Net increase (decrease)	(6,800,652)	$(128,948,156)	50,353,945	$1,344,144,810
(1)March 1, 2022 (commencement of sale) through October 31, 2022 for the G Class.
17

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,002,377,825	$46,089,064	—
Short-Term Investments	26,086,221	126,261,802	—
	$5,028,464,046	$172,350,866	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$36,664	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$368,595	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $36,816,560.

18

The value of foreign currency risk derivative instruments as of April 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $36,664 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $368,595 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $582,482 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(520,058) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing solely in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,376,851,046
Gross tax appreciation of investments	$1,295,640,291
Gross tax depreciation of investments	(471,676,425)
Net tax appreciation (depreciation) of investments	$823,963,866

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2022, the fund had accumulated short-term capital losses of $(2,091,033), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of October 31, 2022, the fund had late-year ordinary loss deferrals of $(19,868,291), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

19

10. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Heritage Fund, one fund in a series issued by the corporation, were transferred to Heritage Fund in exchange for shares of Heritage Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Heritage Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on March 25, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On March 25, 2022, NT Heritage Fund exchanged its shares for shares of Heritage Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Heritage Fund – G Class	82,805,306	Heritage Fund – G Class	44,533,666

The net assets of NT Heritage Fund and Heritage Fund immediately before the reorganization were $1,106,922,147 and $5,030,214,398, respectively. NT Heritage Fund's unrealized appreciation of $213,647,362 was combined with that of Heritage Fund. Immediately after the reorganization, the combined net assets were $6,137,136,545.

Assuming the reorganization had been completed on November 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended October 31, 2022 are as follows:

Net investment income (loss)	$(25,569,877)
Net realized and unrealized gain (loss)	(2,266,997,913)
Net increase (decrease) in net assets resulting from operations	$(2,292,567,790)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Heritage Fund that have been included in the fund’s Statement of Operations since March 25, 2022.
20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$18.42	(0.04)	1.13	1.09	—	—	—	$19.51	5.92%	1.00%(4)	1.00%(4)	(0.43)%(4)	(0.43)%(4)	16%	$3,473,707
2022	$30.00	(0.13)	(8.19)	(8.32)	(3.12)	(0.14)	(3.26)	$18.42	(30.66)%	1.01%	1.01%	(0.62)%	(0.62)%	47%	$3,369,474
2021	$24.38	(0.18)	9.35	9.17	(3.55)	—	(3.55)	$30.00	40.54%	1.00%	1.00%	(0.66)%	(0.66)%	44%	$5,307,249
2020	$21.74	(0.10)	5.09	4.99	(2.35)	—	(2.35)	$24.38	25.00%	1.00%	1.00%	(0.47)%	(0.47)%	85%	$4,083,843
2019	$23.19	(0.08)	2.95	2.87	(4.32)	—	(4.32)	$21.74	17.22%	1.00%	1.00%	(0.38)%	(0.38)%	82%	$3,702,699
2018	$23.67	(0.07)	1.70	1.63	(2.11)	—	(2.11)	$23.19	7.16%	1.00%	1.00%	(0.30)%	(0.30)%	85%	$3,787,202
I Class
2023(3)	$20.73	(0.02)	1.26	1.24	—	—	—	$21.97	5.98%	0.80%(4)	0.80%(4)	(0.23)%(4)	(0.23)%(4)	16%	$230,744
2022	$33.26	(0.10)	(9.17)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.49)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$231,708
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$413,523
2020	$23.52	(0.06)	5.55	5.49	(2.35)	—	(2.35)	$26.66	25.25%	0.80%	0.80%	(0.27)%	(0.27)%	85%	$328,636
2019	$24.66	(0.04)	3.22	3.18	(4.32)	—	(4.32)	$23.52	17.50%	0.80%	0.80%	(0.18)%	(0.18)%	82%	$336,242
2018	$25.00	(0.03)	1.80	1.77	(2.11)	—	(2.11)	$24.66	7.35%	0.80%	0.80%	(0.10)%	(0.10)%	85%	$247,267

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$21.23	(0.01)	1.30	1.29	—	—	—	$22.52	6.08%	0.65%(4)	0.65%(4)	(0.08)%(4)	(0.08)%(4)	16%	$67,654
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$62,416
2021	$27.10	(0.10)	10.48	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$85,720
2020	$23.84	(0.03)	5.64	5.61	(2.35)	—	(2.35)	$27.10	25.43%	0.65%	0.65%	(0.12)%	(0.12)%	85%	$52,978
2019	$24.90	(0.01)	3.27	3.26	(4.32)	—	(4.32)	$23.84	17.68%	0.65%	0.65%	(0.03)%	(0.03)%	82%	$29,803
2018	$25.19	—(5)	1.82	1.82	(2.11)	—	(2.11)	$24.90	7.51%	0.65%	0.65%	0.05%	0.05%	85%	$9,694
A Class
2023(3)	$15.69	(0.05)	0.96	0.91	—	—	—	$16.60	5.80%	1.25%(4)	1.25%(4)	(0.68)%(4)	(0.68)%(4)	16%	$219,192
2022	$26.11	(0.16)	(7.00)	(7.16)	(3.12)	(0.14)	(3.26)	$15.69	(30.80)%	1.26%	1.26%	(0.87)%	(0.87)%	47%	$218,573
2021	$21.67	(0.22)	8.21	7.99	(3.55)	—	(3.55)	$26.11	40.12%	1.25%	1.25%	(0.91)%	(0.91)%	44%	$364,852
2020	$19.61	(0.14)	4.55	4.41	(2.35)	—	(2.35)	$21.67	24.73%	1.25%	1.25%	(0.72)%	(0.72)%	85%	$281,637
2019	$21.42	(0.12)	2.63	2.51	(4.32)	—	(4.32)	$19.61	16.91%	1.25%	1.25%	(0.63)%	(0.63)%	82%	$263,578
2018	$22.07	(0.12)	1.58	1.46	(2.11)	—	(2.11)	$21.42	6.89%	1.25%	1.25%	(0.55)%	(0.55)%	85%	$276,813

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$9.28	(0.07)	0.56	0.49	—	—	—	$9.77	5.28%	2.00%(4)	2.00%(4)	(1.43)%(4)	(1.43)%(4)	16%	$8,396
2022	$16.95	(0.18)	(4.23)	(4.41)	(3.12)	(0.14)	(3.26)	$9.28	(31.31)%	2.01%	2.01%	(1.62)%	(1.62)%	47%	$10,289
2021	$15.22	(0.25)	5.53	5.28	(3.55)	—	(3.55)	$16.95	39.13%	2.00%	2.00%	(1.66)%	(1.66)%	44%	$21,836
2020	$14.54	(0.20)	3.23	3.03	(2.35)	—	(2.35)	$15.22	23.73%	2.00%	2.00%	(1.47)%	(1.47)%	85%	$31,677
2019	$17.18	(0.19)	1.87	1.68	(4.32)	—	(4.32)	$14.54	16.06%	2.00%	2.00%	(1.38)%	(1.38)%	82%	$39,794
2018	$18.22	(0.23)	1.30	1.07	(2.11)	—	(2.11)	$17.18	6.13%	2.00%	2.00%	(1.30)%	(1.30)%	85%	$57,552
R Class
2023(3)	$15.51	(0.07)	0.95	0.88	—	—	—	$16.39	5.67%	1.50%(4)	1.50%(4)	(0.93)%(4)	(0.93)%(4)	16%	$21,671
2022	$25.91	(0.20)	(6.94)	(7.14)	(3.12)	(0.14)	(3.26)	$15.51	(30.98)%	1.51%	1.51%	(1.12)%	(1.12)%	47%	$22,855
2021	$21.57	(0.27)	8.16	7.89	(3.55)	—	(3.55)	$25.91	39.80%	1.50%	1.50%	(1.16)%	(1.16)%	44%	$37,753
2020	$19.58	(0.18)	4.52	4.34	(2.35)	—	(2.35)	$21.57	24.37%	1.50%	1.50%	(0.97)%	(0.97)%	85%	$31,862
2019	$21.43	(0.17)	2.64	2.47	(4.32)	—	(4.32)	$19.58	16.66%	1.50%	1.50%	(0.88)%	(0.88)%	82%	$32,803
2018	$22.13	(0.18)	1.59	1.41	(2.11)	—	(2.11)	$21.43	6.62%	1.50%	1.50%	(0.80)%	(0.80)%	85%	$32,464

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$20.73	(0.03)	1.28	1.25	—	—	—	$21.98	6.03%	0.80%(4)	0.80%(4)	(0.23)%(4)	(0.23)%(4)	16%	$1,030
2022	$33.26	(0.11)	(9.16)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.50)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$371
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$973
2020	$23.52	(0.04)	5.53	5.49	(2.35)	—	(2.35)	$26.66	25.25%	0.80%	0.80%	(0.27)%	(0.27)%	85%	$1,339
2019	$24.66	(0.04)	3.22	3.18	(4.32)	—	(4.32)	$23.52	17.50%	0.80%	0.80%	(0.18)%	(0.18)%	82%	$3,663
2018	$25.00	(0.04)	1.81	1.77	(2.11)	—	(2.11)	$24.66	7.35%	0.80%	0.80%	(0.10)%	(0.10)%	85%	$3,053
R6 Class
2023(3)	$21.23	(0.01)	1.30	1.29	—	—	—	$22.52	6.08%	0.65%(4)	0.65%(4)	(0.08)%(4)	(0.08)%(4)	16%	$165,593
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$154,825
2021	$27.10	(0.09)	10.47	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$194,829
2020	$23.84	(0.03)	5.64	5.61	(2.35)	—	(2.35)	$27.10	25.43%	0.65%	0.65%	(0.12)%	(0.12)%	85%	$148,536
2019	$24.90	(0.01)	3.27	3.26	(4.32)	—	(4.32)	$23.84	17.68%	0.65%	0.65%	(0.03)%	(0.03)%	82%	$134,822
2018	$25.19	0.02	1.80	1.82	(2.11)	—	(2.11)	$24.90	7.51%	0.65%	0.65%	0.05%	0.05%	85%	$132,651
G Class
2023(3)	$21.31	0.06	1.31	1.37	—	—	—	$22.68	6.43%	0.00%(4)(6)	0.65%(4)	0.57%(4)	(0.08)%(4)	16%	$988,629
2022(7)	$24.55	0.06	(3.12)	(3.06)	(0.04)	(0.14)	(0.18)	$21.31	(12.57)%	0.01%(4)	0.66%(4)	0.43%(4)	(0.22)%(4)	47%(8)	$935,941

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)Ratio was less than 0.005%.
(7)March 1, 2022 (commencement of sale) through October 31, 2022.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92365 2306

Semiannual Report

April 30, 2023

Select Fund
Investor Class (TWCIX)
I Class (TWSIX)
Y Class (ASLWX)
A Class (TWCAX)
C Class (ACSLX)
R Class (ASERX)
R5 Class (ASLGX)
R6 Class (ASDEX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Convertible Bonds	0.4%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.2%

Top Five Industries	% of net assets
Technology Hardware, Storage and Peripherals	15.0%
Software	12.7%
Interactive Media and Services	9.6%
Semiconductors and Semiconductor Equipment	9.0%
Financial Services	8.0%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,103.40	$4.90	0.94%
I Class	$1,000	$1,104.40	$3.86	0.74%
Y Class	$1,000	$1,105.20	$3.08	0.59%
A Class	$1,000	$1,101.90	$6.20	1.19%
C Class	$1,000	$1,097.80	$10.09	1.94%
R Class	$1,000	$1,100.60	$7.50	1.44%
R5 Class	$1,000	$1,104.40	$3.86	0.74%
R6 Class	$1,000	$1,105.20	$3.08	0.59%
Hypothetical
Investor Class	$1,000	$1,020.13	$4.71	0.94%
I Class	$1,000	$1,021.13	$3.71	0.74%
Y Class	$1,000	$1,021.87	$2.96	0.59%
A Class	$1,000	$1,018.89	$5.96	1.19%
C Class	$1,000	$1,015.17	$9.69	1.94%
R Class	$1,000	$1,017.65	$7.20	1.44%
R5 Class	$1,000	$1,021.13	$3.71	0.74%
R6 Class	$1,000	$1,021.87	$2.96	0.59%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 99.3%
Automobiles — 2.6%
Tesla, Inc.(1)	621,100	$102,052,941
Beverages — 2.6%
Constellation Brands, Inc., Class A	272,400	62,507,628
Diageo PLC	917,900	41,871,007
		104,378,635
Biotechnology — 4.7%
Biogen, Inc.(1)	216,400	65,835,372
Regeneron Pharmaceuticals, Inc.(1)	71,000	56,927,090
Vertex Pharmaceuticals, Inc.(1)	192,000	65,420,160
		188,182,622
Broadline Retail — 5.5%
Amazon.com, Inc.(1)	2,087,600	220,137,420
Capital Markets — 1.3%
MSCI, Inc.	94,100	45,398,545
S&P Global, Inc.	18,800	6,816,504
		52,215,049
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	130,200	65,519,244
Energy Equipment and Services — 1.0%
ChampionX Corp.	1,487,700	40,286,916
Entertainment — 1.5%
Electronic Arts, Inc.	184,800	23,521,344
Walt Disney Co.(1)	337,300	34,573,250
		58,094,594
Financial Services — 7.9%
Mastercard, Inc., Class A	481,300	182,908,439
PayPal Holdings, Inc.(1)	358,500	27,246,000
Visa, Inc., Class A	445,100	103,588,123
		313,742,562
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd.	232,000	18,288,076
Health Care Equipment and Supplies — 1.6%
GE HealthCare Technologies, Inc.(1)	416,000	33,837,440
Penumbra, Inc.(1)	97,900	27,815,348
		61,652,788
Health Care Providers and Services — 3.6%
UnitedHealth Group, Inc.	291,200	143,296,608
Hotels, Restaurants and Leisure — 1.2%
Airbnb, Inc., Class A(1)	389,600	46,623,432
Insurance — 0.5%
Progressive Corp.	152,400	20,787,360
Interactive Media and Services — 9.6%
Alphabet, Inc., Class A(1)	1,656,400	177,797,976
Alphabet, Inc., Class C(1)	1,451,400	157,070,508
Meta Platforms, Inc., Class A(1)	194,500	46,742,240
		381,610,724
6

	Shares/ Principal Amount	Value
Life Sciences Tools and Services — 1.5%
Danaher Corp.	254,800	$60,364,668
Machinery — 4.4%
FANUC Corp.	753,000	25,429,709
Graco, Inc.	906,600	71,884,314
Middleby Corp.(1)	181,200	25,527,456
Otis Worldwide Corp.	620,500	52,928,650
		175,770,129
Oil, Gas and Consumable Fuels — 0.7%
Sitio Royalties Corp., Class A	1,077,800	27,365,342
Personal Care Products — 0.4%
Estee Lauder Cos., Inc., Class A	64,200	15,839,424
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	971,900	64,893,763
Professional Services — 0.4%
Verisk Analytics, Inc.	90,800	17,625,188
Semiconductors and Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc.(1)	252,100	22,530,177
Analog Devices, Inc.	501,400	90,191,832
KLA Corp.	97,500	37,687,650
NVIDIA Corp.	520,500	144,433,545
Texas Instruments, Inc.	380,100	63,552,720
		358,395,924
Software — 12.7%
Adobe, Inc.(1)	104,200	39,341,752
Atlassian Corp., Class A(1)	236,600	34,936,356
Crowdstrike Holdings, Inc., Class A(1)	265,100	31,825,255
Microsoft Corp.	1,070,000	328,768,200
Roper Technologies, Inc.	44,600	20,283,188
Salesforce, Inc.(1)	190,000	37,690,300
Zscaler, Inc.(1)	145,300	13,091,530
		505,936,581
Specialized REITs — 1.7%
American Tower Corp.	199,000	40,673,610
Equinix, Inc.	36,400	26,356,512
		67,030,122
Specialty Retail — 4.5%
Home Depot, Inc.	201,400	60,528,756
Lowe's Cos., Inc.	346,600	72,033,878
TJX Cos., Inc.	151,500	11,941,230
Tractor Supply Co.	138,900	33,113,760
		177,617,624
Technology Hardware, Storage and Peripherals — 15.0%
Apple, Inc.	3,518,500	597,019,080
Textiles, Apparel and Luxury Goods — 1.6%
NIKE, Inc., Class B	498,200	63,131,904
TOTAL COMMON STOCKS (Cost $1,666,642,093)		3,947,858,720
CONVERTIBLE BONDS — 0.4%
Biotechnology — 0.3%
Ascendis Pharma A/S, 2.25%, 4/1/28	$12,937,000	10,786,224
7

	Shares/ Principal Amount	Value
Financial Services — 0.1%
Block, Inc., 0.50%, 5/15/23	$5,601,000	$5,602,400
TOTAL CONVERTIBLE BONDS (Cost $18,126,557)		16,388,624
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,021	5,021
Repurchase Agreements — 0.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 3.75%, 11/15/29 - 8/15/49, valued at $1,027,834), in a joint trading account at 4.70%, dated 4/28/23, due 5/1/23 (Delivery value $1,010,233)		1,009,837
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $3,635,348), at 4.79%, dated 4/28/23, due 5/1/23 (Delivery value $3,565,423)		3,564,000
		4,573,837
TOTAL SHORT-TERM INVESTMENTS (Cost $4,578,858)		4,578,858
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,689,347,508)		3,968,826,202
OTHER ASSETS AND LIABILITIES — 0.2%		7,324,802
TOTAL NET ASSETS — 100.0%		$3,976,151,004

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,393,062	CAD	16,925,328	Goldman Sachs & Co.	6/30/23	$(114,001)
USD	445,271	CAD	599,256	Goldman Sachs & Co.	6/30/23	2,448
						$(111,553)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,689,347,508)	$3,968,826,202
Receivable for investments sold	9,617,918
Receivable for capital shares sold	576,761
Unrealized appreciation on forward foreign currency exchange contracts	2,448
Dividends and interest receivable	1,664,185
3,980,687,514

Liabilities
Payable for capital shares redeemed	1,444,208
Unrealized depreciation on forward foreign currency exchange contracts	114,001
Accrued management fees	2,963,220
Distribution and service fees payable	15,081
4,536,510

Net Assets	$3,976,151,004

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,578,055,686
Distributable earnings (loss)	2,398,095,318
$3,976,151,004

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$3,629,724,441	41,413,598	$87.65
I Class, $0.01 Par Value	$138,105,131	1,524,507	$90.59
Y Class, $0.01 Par Value	$82,298,990	901,218	$91.32
A Class, $0.01 Par Value	$55,688,689	664,707	$83.78
C Class, $0.01 Par Value	$2,767,468	40,570	$68.21
R Class, $0.01 Par Value	$3,787,318	46,384	$81.65
R5 Class, $0.01 Par Value	$10,961	121	$90.59
R6 Class, $0.01 Par Value	$63,768,006	699,384	$91.18
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $88.89 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $57,222)	$15,488,698
Interest	730,289
Securities lending, net	297,920
16,516,907

Expenses:
Management fees	17,862,673
Distribution and service fees:
A Class	64,492
C Class	13,047
R Class	9,073
Directors' fees and expenses	58,423
Other expenses	1,565
18,009,273
Fees waived(1)	(976,622)
17,032,651

Net investment income (loss)	(515,744)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	126,847,304
Forward foreign currency exchange contract transactions	203,220
Written options contract transactions	818,042
Foreign currency translation transactions	30,974
127,899,540

Change in net unrealized appreciation (depreciation) on:
Investments	245,907,069
Forward foreign currency exchange contracts	(223,911)
Written options contracts	(112,628)
Translation of assets and liabilities in foreign currencies	604
245,571,134

Net realized and unrealized gain (loss)	373,470,674

Net Increase (Decrease) in Net Assets Resulting from Operations	$372,954,930
(1)Amount consists of $894,007, $32,717, $19,360, $13,628, $689, $959, $2 and $15,260 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$(515,744)	$(11,718,738)
Net realized gain (loss)	127,899,540	343,453,191
Change in net unrealized appreciation (depreciation)	245,571,134	(1,516,001,847)
Net increase (decrease) in net assets resulting from operations	372,954,930	(1,184,267,394)

Distributions to Shareholders
From earnings:
Investor Class	(300,971,050)	(367,899,374)
I Class	(10,057,502)	(11,838,751)
Y Class	(5,975,720)	(7,876,454)
A Class	(4,699,301)	(5,779,062)
C Class	(284,405)	(386,505)
R Class	(349,201)	(370,140)
R5 Class	(856)	(978)
R6 Class	(4,781,866)	(492,899)
Decrease in net assets from distributions	(327,119,901)	(394,644,163)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	206,695,328	183,740,003

Net increase (decrease) in net assets	252,530,357	(1,395,171,554)

Net Assets
Beginning of period	3,723,620,647	5,118,792,201
End of period	$3,976,151,004	$3,723,620,647

See Notes to Financial Statements.
11

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

12

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2023, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.937% for Investor Class, A Class, C Class and R Class, 0.737% for I Class and R5 Class, and 0.587% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 29, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

14

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.99%	0.94%
I Class	0.600% to 0.790%	0.79%	0.74%
Y Class	0.450% to 0.640%	0.64%	0.59%
A Class	0.800% to 0.990%	0.99%	0.94%
C Class	0.800% to 0.990%	0.99%	0.94%
R Class	0.800% to 0.990%	0.99%	0.94%
R5 Class	0.600% to 0.790%	0.79%	0.74%
R6 Class	0.450% to 0.640%	0.64%	0.59%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $3,861,957 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $3,756,087 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 were $208,696,539 and $263,493,658, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2023		Year ended October 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	475,000,000		475,000,000
Sold	395,051	$32,848,858	961,456	$97,839,389
Issued in reinvestment of distributions	3,720,800	285,831,832	3,012,004	350,115,324
Redeemed	(1,756,299)	(145,335,961)	(3,355,187)	(334,401,604)
	2,359,552	173,344,729	618,273	113,553,109
I Class/Shares Authorized	40,000,000		40,000,000
Sold	253,152	20,896,492	290,331	29,975,712
Issued in reinvestment of distributions	120,626	9,570,439	94,457	11,283,831
Redeemed	(181,837)	(15,709,549)	(281,924)	(28,747,163)
	191,941	14,757,382	102,864	12,512,380
Y Class/Shares Authorized	25,000,000		30,000,000
Sold	204,967	16,758,134	195,249	20,961,209
Issued in reinvestment of distributions	74,022	5,917,295	65,028	7,809,242
Redeemed	(137,605)	(11,427,909)	(311,173)	(32,029,898)
	141,384	11,247,520	(50,896)	(3,259,447)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	43,326	3,383,300	63,203	6,035,283
Issued in reinvestment of distributions	62,534	4,595,613	50,370	5,639,954
Redeemed	(51,591)	(4,105,876)	(110,162)	(10,511,367)
	54,269	3,873,037	3,411	1,163,870
C Class/Shares Authorized	20,000,000		20,000,000
Sold	3,436	227,461	4,731	394,505
Issued in reinvestment of distributions	4,615	276,897	4,031	379,383
Redeemed	(4,486)	(306,295)	(12,297)	(943,621)
	3,565	198,063	(3,535)	(169,733)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	5,557	437,275	11,613	1,074,576
Issued in reinvestment of distributions	4,852	347,831	3,372	370,140
Redeemed	(8,260)	(637,297)	(8,546)	(800,152)
	2,149	147,809	6,439	644,564
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	11	856	8	978
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	62,567	5,500,230	626,176	61,006,124
Issued in reinvestment of distributions	59,852	4,776,814	4,066	487,636
Redeemed	(82,062)	(7,151,112)	(22,329)	(2,199,478)
	40,357	3,125,932	607,913	59,294,282
Net increase (decrease)	2,793,228	$206,695,328	1,284,477	$183,740,003
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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,862,269,928	$85,588,792	—
Convertible Bonds	—	16,388,624	—
Short-Term Investments	5,021	4,573,837	—
	$3,862,274,949	$106,551,253	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,448	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$114,001	—

17

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 960 written options contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $13,305,194.

18

Value of Derivative Instruments as of April 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$2,448	Unrealized depreciation on forward foreign currency exchange contracts	$114,001

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$818,042	Change in net unrealized appreciation (depreciation) on written options contracts	$(112,628)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	203,220	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(223,911)
		$1,021,262		$(336,539)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,690,330,657
Gross tax appreciation of investments	$2,336,767,941
Gross tax depreciation of investments	(58,272,396)
Net tax appreciation (depreciation) of investments	$2,278,495,545

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2022, the fund had late-year ordinary loss deferrals of $(8,537,239), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$87.50	(0.02)	7.97	7.95	—	(7.80)	(7.80)	$87.65	10.34%	0.94%(4)	0.99%(4)	(0.05)%(4)	(0.10)%(4)	6%	$3,629,724
2022	$124.12	(0.28)	(26.71)	(26.99)	—	(9.63)	(9.63)	$87.50	(23.66)%	0.96%	1.00%	(0.28)%	(0.32)%	15%	$3,417,398
2021	$93.93	(0.40)	36.91	36.51	—	(6.32)	(6.32)	$124.12	40.63%	0.97%	0.99%	(0.37)%	(0.39)%	11%	$4,770,672
2020	$78.58	(0.13)	19.83	19.70	—	(4.35)	(4.35)	$93.93	26.10%	0.97%	0.99%	(0.15)%	(0.17)%	16%	$3,596,722
2019	$73.74	—(5)	10.42	10.42	(0.03)	(5.55)	(5.58)	$78.58	15.98%	0.97%	0.99%	0.00%(6)	(0.02)%	17%	$3,054,007
2018	$71.92	0.04	6.20	6.24	(0.21)	(4.21)	(4.42)	$73.74	8.94%	0.97%	0.99%	0.06%	0.04%	22%	$2,835,970
I Class
2023(3)	$90.09	0.07	8.23	8.30	—	(7.80)	(7.80)	$90.59	10.44%	0.74%(4)	0.79%(4)	0.15%(4)	0.10%(4)	6%	$138,105
2022	$127.27	(0.08)	(27.47)	(27.55)	—	(9.63)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$120,051
2021	$95.99	(0.19)	37.79	37.60	—	(6.32)	(6.32)	$127.27	40.90%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$156,502
2020	$80.06	0.05	20.23	20.28	—	(4.35)	(4.35)	$95.99	26.35%	0.77%	0.79%	0.05%	0.03%	16%	$119,954
2019	$75.02	0.13	10.63	10.76	(0.17)	(5.55)	(5.72)	$80.06	16.22%	0.77%	0.79%	0.20%	0.18%	17%	$105,310
2018	$73.11	0.19	6.29	6.48	(0.36)	(4.21)	(4.57)	$75.02	9.15%	0.77%	0.79%	0.26%	0.24%	22%	$70,986

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$90.69	0.13	8.30	8.43	—	(7.80)	(7.80)	$91.32	10.52%	0.59%(4)	0.64%(4)	0.30%(4)	0.25%(4)	6%	$82,299
2022	$127.87	0.07	(27.62)	(27.55)	—	(9.63)	(9.63)	$90.69	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$68,908
2021	$96.28	(0.03)	37.94	37.91	—	(6.32)	(6.32)	$127.87	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$103,669
2020	$80.17	0.16	20.30	20.46	—	(4.35)	(4.35)	$96.28	26.55%	0.62%	0.64%	0.20%	0.18%	16%	$72,595
2019	$75.13	0.22	10.64	10.86	(0.27)	(5.55)	(5.82)	$80.17	16.38%	0.62%	0.64%	0.35%	0.33%	17%	$46,034
2018	$73.13	0.28	6.33	6.61	(0.40)	(4.21)	(4.61)	$75.13	9.34%	0.62%	0.64%	0.41%	0.39%	22%	$14,529
A Class
2023(3)	$84.10	(0.12)	7.60	7.48	—	(7.80)	(7.80)	$83.78	10.19%	1.19%(4)	1.24%(4)	(0.30)%(4)	(0.35)%(4)	6%	$55,689
2022	$119.94	(0.51)	(25.70)	(26.21)	—	(9.63)	(9.63)	$84.10	(23.85)%	1.21%	1.25%	(0.53)%	(0.57)%	15%	$51,336
2021	$91.18	(0.65)	35.73	35.08	—	(6.32)	(6.32)	$119.94	40.26%	1.22%	1.24%	(0.62)%	(0.64)%	11%	$72,806
2020	$76.58	(0.33)	19.28	18.95	—	(4.35)	(4.35)	$91.18	25.79%	1.22%	1.24%	(0.40)%	(0.42)%	16%	$54,558
2019	$72.15	(0.18)	10.16	9.98	—	(5.55)	(5.55)	$76.58	15.69%	1.22%	1.24%	(0.25)%	(0.27)%	17%	$42,013
2018	$70.45	(0.14)	6.07	5.93	(0.02)	(4.21)	(4.23)	$72.15	8.67%	1.22%	1.24%	(0.19)%	(0.21)%	22%	$39,459

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$70.21	(0.34)	6.14	5.80	—	(7.80)	(7.80)	$68.21	9.78%	1.94%(4)	1.99%(4)	(1.05)%(4)	(1.10)%(4)	6%	$2,767
2022	$102.40	(1.05)	(21.51)	(22.56)	—	(9.63)	(9.63)	$70.21	(24.42)%	1.96%	2.00%	(1.28)%	(1.32)%	15%	$2,598
2021	$79.23	(1.21)	30.70	29.49	—	(6.32)	(6.32)	$102.40	39.23%	1.97%	1.99%	(1.37)%	(1.39)%	11%	$4,151
2020	$67.55	(0.82)	16.85	16.03	—	(4.35)	(4.35)	$79.23	24.85%	1.97%	1.99%	(1.15)%	(1.17)%	16%	$5,390
2019	$64.79	(0.63)	8.94	8.31	—	(5.55)	(5.55)	$67.55	14.82%	1.97%	1.99%	(1.00)%	(1.02)%	17%	$5,523
2018	$64.11	(0.62)	5.51	4.89	—	(4.21)	(4.21)	$64.79	7.86%	1.97%	1.99%	(0.94)%	(0.96)%	22%	$5,700
R Class
2023(3)	$82.26	(0.21)	7.40	7.19	—	(7.80)	(7.80)	$81.65	10.06%	1.44%(4)	1.49%(4)	(0.55)%(4)	(0.60)%(4)	6%	$3,787
2022	$117.80	(0.74)	(25.17)	(25.91)	—	(9.63)	(9.63)	$82.26	(24.04)%	1.46%	1.50%	(0.78)%	(0.82)%	15%	$3,639
2021	$89.86	(0.90)	35.16	34.26	—	(6.32)	(6.32)	$117.80	39.92%	1.47%	1.49%	(0.87)%	(0.89)%	11%	$4,452
2020	$75.71	(0.53)	19.03	18.50	—	(4.35)	(4.35)	$89.86	25.48%	1.47%	1.49%	(0.65)%	(0.67)%	16%	$3,384
2019	$71.56	(0.36)	10.06	9.70	—	(5.55)	(5.55)	$75.71	15.40%	1.47%	1.49%	(0.50)%	(0.52)%	17%	$3,019
2018	$70.05	(0.30)	6.02	5.72	—	(4.21)	(4.21)	$71.56	8.41%	1.47%	1.49%	(0.44)%	(0.46)%	22%	$2,259

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$90.09	0.06	8.24	8.30	—	(7.80)	(7.80)	$90.59	10.44%	0.74%(4)	0.79%(4)	0.15%(4)	0.10%(4)	6%	$11
2022	$127.28	(0.08)	(27.48)	(27.56)	—	(9.63)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$10
2021	$95.99	(0.18)	37.79	37.61	—	(6.32)	(6.32)	$127.28	40.91%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$13
2020	$80.07	0.03	20.24	20.27	—	(4.35)	(4.35)	$95.99	26.34%	0.77%	0.79%	0.05%	0.03%	16%	$9
2019	$75.04	0.13	10.62	10.75	(0.17)	(5.55)	(5.72)	$80.07	16.20%	0.77%	0.79%	0.20%	0.18%	17%	$7
2018	$73.10	0.18	6.28	6.46	(0.31)	(4.21)	(4.52)	$75.04	9.13%	0.77%	0.79%	0.26%	0.24%	22%	$6
R6 Class
2023(3)	$90.56	0.13	8.29	8.42	—	(7.80)	(7.80)	$91.18	10.52%	0.59%(4)	0.64%(4)	0.30%(4)	0.25%(4)	6%	$63,768
2022	$127.70	0.06	(27.57)	(27.51)	—	(9.63)	(9.63)	$90.56	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$59,681
2021	$96.16	(0.02)	37.88	37.86	—	(6.32)	(6.32)	$127.70	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$6,527
2020	$80.08	0.16	20.27	20.43	—	(4.35)	(4.35)	$96.16	26.54%	0.62%	0.64%	0.20%	0.18%	16%	$4,256
2019	$75.05	0.25	10.60	10.85	(0.27)	(5.55)	(5.82)	$80.08	16.39%	0.62%	0.64%	0.35%	0.33%	17%	$2,544
2018	$73.13	0.31	6.29	6.60	(0.47)	(4.21)	(4.68)	$75.05	9.33%	0.62%	0.64%	0.41%	0.39%	22%	$1,708

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)Ratio was less than 0.005%.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92357 2306

Semiannual Report

April 30, 2023

Small Cap Growth Fund
Investor Class (ANOIX)
I Class (ANONX)
Y Class (ANOYX)
A Class (ANOAX)
C Class (ANOCX)
R Class (ANORX)
R5 Class (ANOGX)
R6 Class (ANODX)
G Class (ANOHX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	97.3%
Short-Term Investments	3.2%
Other Assets and Liabilities	(0.5)%

Top Five Industries	% of net assets
Biotechnology	8.5%
Software	6.7%
Health Care Equipment and Supplies	6.4%
Health Care Providers and Services	5.6%
Hotels, Restaurants and Leisure	4.4%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,045.50	$5.93	1.17%
I Class	$1,000	$1,046.90	$4.92	0.97%
Y Class	$1,000	$1,047.30	$4.16	0.82%
A Class	$1,000	$1,044.20	$7.20	1.42%
C Class	$1,000	$1,040.00	$10.98	2.17%
R Class	$1,000	$1,043.20	$8.46	1.67%
R5 Class	$1,000	$1,046.80	$4.92	0.97%
R6 Class	$1,000	$1,047.90	$4.16	0.82%
G Class	$1,000	$1,051.60	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,018.99	$5.86	1.17%
I Class	$1,000	$1,019.98	$4.86	0.97%
Y Class	$1,000	$1,020.73	$4.11	0.82%
A Class	$1,000	$1,017.75	$7.10	1.42%
C Class	$1,000	$1,014.03	$10.84	2.17%
R Class	$1,000	$1,016.51	$8.35	1.67%
R5 Class	$1,000	$1,019.98	$4.86	0.97%
R6 Class	$1,000	$1,020.73	$4.11	0.82%
G Class	$1,000	$1,024.75	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.3%
Aerospace and Defense — 1.8%
CAE, Inc.(1)	926,550	$20,851,393
Mercury Systems, Inc.(1)	417,040	19,880,297
		40,731,690
Air Freight and Logistics — 1.2%
Cargojet, Inc.(2)	175,180	13,175,512
GXO Logistics, Inc.(1)	295,519	15,700,924
		28,876,436
Automobile Components — 1.6%
Fox Factory Holding Corp.(1)	215,823	23,928,296
Gentherm, Inc.(1)	203,543	12,141,340
		36,069,636
Banks — 0.5%
Commerce Bancshares, Inc.	213,168	11,905,433
Beverages — 2.0%
Duckhorn Portfolio, Inc.(1)	1,386,597	20,937,615
MGP Ingredients, Inc.	259,627	25,619,992
		46,557,607
Biotechnology — 8.5%
ADMA Biologics, Inc.(1)	1,490,427	4,992,930
Apellis Pharmaceuticals, Inc.(1)	232,833	19,425,257
Arcus Biosciences, Inc.(1)	92,525	1,651,571
Arcutis Biotherapeutics, Inc.(1)	464,824	6,433,164
Biohaven Ltd.(1)	380,310	4,974,455
Blueprint Medicines Corp.(1)	185,104	9,449,559
Celldex Therapeutics, Inc.(1)	146,095	4,593,227
Centessa Pharmaceuticals PLC, ADR(1)(2)	464,785	2,193,785
Cerevel Therapeutics Holdings, Inc.(1)(2)	230,393	6,690,613
Cytokinetics, Inc.(1)	399,328	14,934,867
Halozyme Therapeutics, Inc.(1)	410,960	13,204,145
Insmed, Inc.(1)	527,254	10,281,453
Intellia Therapeutics, Inc.(1)	103,689	3,914,260
IVERIC bio, Inc.(1)	417,453	13,730,029
Karuna Therapeutics, Inc.(1)	86,756	17,215,861
Keros Therapeutics, Inc.(1)	103,110	4,573,444
Kymera Therapeutics, Inc.(1)	94,131	2,968,892
Madrigal Pharmaceuticals, Inc.(1)	27,294	8,515,728
Mineralys Therapeutics, Inc.(1)	383,719	5,161,021
Natera, Inc.(1)	429,088	21,763,343
Prometheus Biosciences, Inc.(1)	92,725	17,984,014
Relay Therapeutics, Inc.(1)	197,367	2,244,063
		196,895,681
Broadline Retail — 0.9%
Ollie's Bargain Outlet Holdings, Inc.(1)	316,889	20,677,007
Building Products — 2.5%
AZEK Co., Inc.(1)	834,165	22,639,238
JELD-WEN Holding, Inc.(1)	1,439,016	18,390,624
6

	Shares	Value
Trex Co., Inc.(1)	302,045	$16,509,780
		57,539,642
Capital Markets — 1.0%
Hamilton Lane, Inc., Class A	310,478	22,876,019
Chemicals — 1.4%
Diversey Holdings Ltd.(1)	2,456,708	19,973,036
Perimeter Solutions SA(1)	1,520,593	11,374,036
		31,347,072
Commercial Services and Supplies — 4.2%
Clean Harbors, Inc.(1)	254,844	36,993,155
Driven Brands Holdings, Inc.(1)	1,202,939	36,930,227
Healthcare Services Group, Inc.	1,567,749	24,472,562
		98,395,944
Communications Equipment — 0.4%
Ciena Corp.(1)	221,127	10,180,687
Construction and Engineering — 0.7%
Construction Partners, Inc., Class A(1)	662,929	17,196,378
Construction Materials — 1.2%
Eagle Materials, Inc.	81,318	12,052,141
Summit Materials, Inc., Class A(1)	584,690	16,026,353
		28,078,494
Consumer Finance — 0.3%
LendingTree, Inc.(1)	281,633	6,711,314
Consumer Staples Distribution & Retail — 1.3%
BJ's Wholesale Club Holdings, Inc.(1)	185,840	14,192,601
Grocery Outlet Holding Corp.(1)	567,658	16,904,855
		31,097,456
Containers and Packaging — 2.3%
AptarGroup, Inc.	100,571	11,918,669
Graphic Packaging Holding Co.	1,006,948	24,831,338
O-I Glass, Inc.(1)	685,243	15,397,410
		52,147,417
Diversified Consumer Services — 0.8%
European Wax Center, Inc., Class A(1)	989,887	18,649,471
Electric Utilities — 0.8%
IDACORP, Inc.	173,596	19,289,988
Electrical Equipment — 0.9%
Sensata Technologies Holding PLC	490,193	21,298,886
Electronic Equipment, Instruments and Components — 2.1%
Jabil, Inc.	175,484	13,714,074
Littelfuse, Inc.	36,312	8,796,219
National Instruments Corp.	444,651	25,892,028
		48,402,321
Energy Equipment and Services — 2.8%
Expro Group Holdings NV(1)	1,043,942	20,764,006
Transocean Ltd.(1)	2,009,550	11,856,345
Weatherford International PLC(1)	493,014	31,863,495
		64,483,846
Financial Services — 0.7%
Shift4 Payments, Inc., Class A(1)	252,841	17,135,035
Food Products — 2.1%
Freshpet, Inc.(1)	274,848	18,956,266
7

	Shares	Value
Sovos Brands, Inc.(1)	683,646	$11,724,529
SunOpta, Inc.(1)	2,188,514	18,602,369
		49,283,164
Ground Transportation — 1.2%
Saia, Inc.(1)	59,271	17,649,126
XPO, Inc.(1)	205,819	9,093,083
		26,742,209
Health Care Equipment and Supplies — 6.4%
Establishment Labs Holdings, Inc.(1)	242,233	16,881,218
Inari Medical, Inc.(1)	343,980	22,847,152
Inspire Medical Systems, Inc.(1)	89,177	23,866,440
Lantheus Holdings, Inc.(1)	387,202	33,086,411
PROCEPT BioRobotics Corp.(1)	501,500	15,240,585
SI-BONE, Inc.(1)	762,324	16,847,360
Silk Road Medical, Inc.(1)	464,979	20,468,376
		149,237,542
Health Care Providers and Services — 5.6%
Acadia Healthcare Co., Inc.(1)	298,601	21,585,866
Ensign Group, Inc.	233,470	22,667,602
HealthEquity, Inc.(1)	409,797	21,903,650
Option Care Health, Inc.(1)	547,152	17,590,937
R1 RCM, Inc.(1)	1,908,494	29,753,421
Surgery Partners, Inc.(1)	386,969	15,347,191
		128,848,667
Health Care Technology — 1.6%
Evolent Health, Inc., Class A(1)	694,444	25,284,706
Schrodinger, Inc.(1)	405,562	11,972,190
		37,256,896
Hotel & Resort REITs — 0.7%
Ryman Hospitality Properties, Inc.	193,123	17,315,408
Hotels, Restaurants and Leisure — 4.4%
Churchill Downs, Inc.	113,347	33,157,398
Planet Fitness, Inc., Class A(1)	454,984	37,827,369
Wingstop, Inc.	154,489	30,914,794
		101,899,561
Household Durables — 0.9%
TopBuild Corp.(1)	93,867	21,165,131
Industrial REITs — 0.8%
Terreno Realty Corp.	291,516	17,954,470
Insurance — 3.5%
Kinsale Capital Group, Inc.	124,337	40,622,141
RLI Corp.	225,355	31,335,613
Skyward Specialty Insurance Group, Inc.(1)	471,711	10,085,181
		82,042,935
Interactive Media and Services — 1.1%
Eventbrite, Inc., Class A(1)	2,061,119	14,984,335
QuinStreet, Inc.(1)	896,776	9,963,182
		24,947,517
IT Services — 0.4%
Perficient, Inc.(1)	145,576	9,450,794
Leisure Products — 1.7%
Brunswick Corp.	252,187	21,382,936
Topgolf Callaway Brands Corp.(1)	826,212	18,317,120
		39,700,056
8

	Shares	Value
Life Sciences Tools and Services — 0.3%
MaxCyte, Inc.(1)	1,513,490	$7,567,450
Machinery — 1.7%
Astec Industries, Inc.	389,238	16,067,745
ATS Corp.(1)	553,114	23,711,009
		39,778,754
Oil, Gas and Consumable Fuels — 1.8%
Antero Resources Corp.(1)	823,242	18,926,334
Kosmos Energy Ltd.(1)	3,487,863	22,322,323
		41,248,657
Personal Care Products — 0.9%
Beauty Health Co.(1)(2)	1,763,913	20,214,443
Pharmaceuticals — 1.9%
Arvinas, Inc.(1)	167,296	4,384,828
Edgewise Therapeutics, Inc.(1)(2)	453,680	3,978,774
Harmony Biosciences Holdings, Inc.(1)	129,326	4,169,470
Intra-Cellular Therapies, Inc.(1)	364,372	22,645,720
Ventyx Biosciences, Inc.(1)	227,291	8,546,141
		43,724,933
Professional Services — 2.4%
CACI International, Inc., Class A(1)	22,310	6,990,169
Korn Ferry	280,086	13,449,730
Paycor HCM, Inc.(1)	604,031	14,194,728
Paylocity Holding Corp.(1)	107,264	20,733,059
		55,367,686
Real Estate Management and Development — 1.4%
DigitalBridge Group, Inc.	784,496	9,751,285
FirstService Corp.(2)	154,925	23,304,215
		33,055,500
Semiconductors and Semiconductor Equipment — 4.2%
Credo Technology Group Holding Ltd.(1)	518,096	4,201,759
Lattice Semiconductor Corp.(1)	318,966	25,421,590
MACOM Technology Solutions Holdings, Inc.(1)	159,580	9,309,897
Onto Innovation, Inc.(1)	219,701	17,791,387
Power Integrations, Inc.	323,357	23,533,922
Silicon Laboratories, Inc.(1)	117,600	16,381,680
		96,640,235
Software — 6.7%
Box, Inc., Class A(1)	670,986	17,754,290
Five9, Inc.(1)	285,138	18,488,348
Guidewire Software, Inc.(1)	165,096	12,578,664
JFrog Ltd.(1)	368,597	6,844,846
Manhattan Associates, Inc.(1)	192,615	31,912,453
nCino, Inc.(1)	470,945	11,646,470
SPS Commerce, Inc.(1)	177,868	26,199,956
Tenable Holdings, Inc.(1)	801,252	29,638,312
		155,063,339
Specialty Retail — 1.1%
Murphy USA, Inc.	93,378	25,700,427
Technology Hardware, Storage and Peripherals — 0.4%
Pure Storage, Inc., Class A(1)	366,418	8,365,323
9

	Shares	Value
Textiles, Apparel and Luxury Goods — 1.3%
Crocs, Inc.(1)	237,744	$29,401,801
Trading Companies and Distributors — 1.7%
H&E Equipment Services, Inc.	491,667	17,945,845
MRC Global, Inc.(1)	729,365	7,104,015
NOW, Inc.(1)	1,445,659	15,425,182
		40,475,042
Water Utilities — 1.2%
SJW Group	371,261	28,186,135
TOTAL COMMON STOCKS (Cost $2,082,783,899)		2,257,177,535
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	70,962	70,962
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,325,185	5,325,185
		5,396,147
Repurchase Agreements — 3.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 3.75%, 11/15/29 - 8/15/49, valued at $15,576,565), in a joint trading account at 4.70%, dated 4/28/23, due 5/1/23 (Delivery value $15,309,827)		15,303,833
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 3.875%, 11/30/29 - 3/31/30, valued at $55,094,338), at 4.79%, dated 4/28/23, due 5/1/23 (Delivery value $54,035,561)		54,014,000
		69,317,833
TOTAL SHORT-TERM INVESTMENTS (Cost $74,713,980)		74,713,980
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $2,157,497,879)		2,331,891,515
OTHER ASSETS AND LIABILITIES — (0.5)%		(10,621,229)
TOTAL NET ASSETS — 100.0%		$2,321,270,286

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	9,507,103	USD	7,070,160	Bank of America N.A.	6/30/23	$(44,835)
USD	1,615,997	CAD	2,176,263	Bank of America N.A.	6/30/23	7,836
USD	3,533,525	CAD	4,744,888	Bank of America N.A.	6/30/23	27,264
USD	62,526,151	CAD	85,791,819	Goldman Sachs & Co.	6/30/23	(870,174)
USD	1,668,119	CAD	2,251,734	Goldman Sachs & Co.	6/30/23	4,188
USD	1,570,524	CAD	2,109,961	Goldman Sachs & Co.	6/30/23	11,357
USD	2,757,489	CAD	3,674,210	Goldman Sachs & Co.	6/30/23	42,411
USD	2,204,259	CAD	2,942,730	Goldman Sachs & Co.	6/30/23	29,713
USD	2,105,592	CAD	2,858,177	Goldman Sachs & Co.	6/30/23	(6,473)
						$(798,713)

10

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,379,586. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,498,777, which includes securities collateral of $5,173,592.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,152,172,694) — including $10,379,586 of securities on loan	$2,326,566,330
Investment made with cash collateral received for securities on loan, at value (cost of $5,325,185)	5,325,185
Total investment securities, at value (cost of $2,157,497,879)	2,331,891,515
Receivable for investments sold	7,242,868
Receivable for capital shares sold	4,871,137
Unrealized appreciation on forward foreign currency exchange contracts	122,769
Dividends and interest receivable	27,749
Securities lending receivable	2,021
2,344,158,059

Liabilities
Payable for collateral received for securities on loan	5,325,185
Payable for investments purchased	13,590,240
Payable for capital shares redeemed	1,410,813
Unrealized depreciation on forward foreign currency exchange contracts	921,482
Accrued management fees	1,606,461
Distribution and service fees payable	33,592
22,887,773

Net Assets	$2,321,270,286

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,403,009,332
Distributable earnings (loss)	(81,739,046)
$2,321,270,286

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$684,642,800	39,726,704	$17.23
I Class, $0.01 Par Value	$501,642,702	27,726,839	$18.09
Y Class, $0.01 Par Value	$130,671,830	7,069,322	$18.48
A Class, $0.01 Par Value	$96,491,589	6,007,578	$16.06
C Class, $0.01 Par Value	$11,899,864	914,457	$13.01
R Class, $0.01 Par Value	$10,718,882	704,512	$15.21
R5 Class, $0.01 Par Value	$2,121,315	117,165	$18.11
R6 Class, $0.01 Par Value	$574,774,836	31,107,866	$18.48
G Class, $0.01 Par Value	$308,306,468	16,121,731	$19.12
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $17.04 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $98,462)	$4,937,984
Interest	1,320,891
Securities lending, net	28,346
6,287,221

Expenses:
Management fees	10,365,571
Distribution and service fees:
A Class	116,332
C Class	51,956
R Class	24,568
Directors' fees and expenses	33,715
Other expenses	45,704
10,637,846
Fees waived - G Class	(1,241,798)
9,396,048

Net investment income (loss)	(3,108,827)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(72,525,173)
Forward foreign currency exchange contract transactions	1,726,539
Foreign currency translation transactions	(3,690)
(70,802,324)

Change in net unrealized appreciation (depreciation) on:
Investments	172,246,229
Forward foreign currency exchange contracts	(1,543,276)
Translation of assets and liabilities in foreign currencies	681
170,703,634

Net realized and unrealized gain (loss)	99,901,310

Net Increase (Decrease) in Net Assets Resulting from Operations	$96,792,483

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$(3,108,827)	$(6,203,045)
Net realized gain (loss)	(70,802,324)	(165,115,033)
Change in net unrealized appreciation (depreciation)	170,703,634	(451,125,193)
Net increase (decrease) in net assets resulting from operations	96,792,483	(622,443,271)

Distributions to Shareholders
From earnings:
Investor Class	—	(122,931,535)
I Class	—	(76,314,465)
Y Class	(36,299)	(30,096,913)
A Class	—	(23,815,635)
C Class	—	(2,264,825)
R Class	—	(2,347,192)
R5 Class	—	(1,046,109)
R6 Class	(127,260)	(56,730,478)
G Class	(2,238,802)	(60,650,367)
Decrease in net assets from distributions	(2,402,361)	(376,197,519)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	179,116,124	779,423,619

Net increase (decrease) in net assets	273,506,246	(219,217,171)

Net Assets
Beginning of period	2,047,764,040	2,266,981,211
End of period	$2,321,270,286	$2,047,764,040

See Notes to Financial Statements.
14

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

15

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

16

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$5,325,185	—	—	—	$5,325,185
Gross amount of recognized liabilities for securities lending transactions					$5,325,185
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

17

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.500%	1.16%
I Class	0.900% to 1.300%	0.96%
Y Class	0.750% to 1.150%	0.81%
A Class	1.100% to 1.500%	1.16%
C Class	1.100% to 1.500%	1.16%
R Class	1.100% to 1.500%	1.16%
R5 Class	0.900% to 1.300%	0.96%
R6 Class	0.750% to 1.150%	0.81%
G Class	0.750% to 1.150%	0.00%(1)
(1)Effective annual management fee before waiver was 0.81%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 were $874,263,592 and $689,257,047, respectively.

18

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2023		Year ended October 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	435,000,000		335,000,000
Sold	5,167,638	$88,358,720	13,339,669	$232,213,257
Issued in reinvestment of distributions	—	—	5,388,578	115,638,892
Redeemed	(4,044,527)	(67,243,839)	(6,364,731)	(113,460,104)
	1,123,111	21,114,881	12,363,516	234,392,045
I Class/Shares Authorized	310,000,000		210,000,000
Sold	7,133,891	125,590,958	13,495,288	251,882,616
Issued in reinvestment of distributions	—	—	3,285,206	73,818,580
Redeemed	(4,902,143)	(85,530,106)	(7,662,984)	(142,163,256)
	2,231,748	40,060,852	9,117,510	183,537,940
Y Class/Shares Authorized	145,000,000		45,000,000
Sold	1,039,289	18,689,824	5,727,995	120,183,758
Issued in reinvestment of distributions	534	9,204	312,106	7,150,342
Redeemed	(2,184,707)	(38,173,746)	(4,837,380)	(93,841,274)
	(1,144,884)	(19,474,718)	1,202,721	33,492,826
A Class/Shares Authorized	70,000,000		70,000,000
Sold	461,113	7,198,348	716,199	12,279,729
Issued in reinvestment of distributions	—	—	1,153,265	23,146,028
Redeemed	(429,877)	(6,755,496)	(1,086,574)	(19,044,576)
	31,236	442,852	782,890	16,381,181
C Class/Shares Authorized	20,000,000		20,000,000
Sold	255,490	3,234,457	248,066	3,481,441
Issued in reinvestment of distributions	—	—	137,205	2,254,281
Redeemed	(51,890)	(657,896)	(153,990)	(2,101,776)
	203,600	2,576,561	231,281	3,633,946
R Class/Shares Authorized	30,000,000		30,000,000
Sold	164,675	2,465,810	179,162	2,864,123
Issued in reinvestment of distributions	—	—	122,925	2,345,411
Redeemed	(77,935)	(1,153,020)	(195,209)	(3,158,172)
	86,740	1,312,790	106,878	2,051,362
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	13,776	245,258	274,361	5,403,546
Issued in reinvestment of distributions	—	—	46,535	1,046,109
Redeemed	(24,464)	(423,989)	(418,340)	(7,132,576)
	(10,688)	(178,731)	(97,444)	(682,921)
R6 Class/Shares Authorized	350,000,000		80,000,000
Sold	10,311,205	186,789,956	14,132,982	265,555,653
Issued in reinvestment of distributions	7,230	124,420	2,448,923	56,080,343
Redeemed	(2,858,491)	(51,680,606)	(4,630,700)	(89,487,995)
	7,459,944	135,233,770	11,951,205	232,148,001
G Class/Shares Authorized	200,000,000		140,000,000
Sold	909,238	16,718,190	1,674,311	37,100,478
Issued in reinvestment of distributions	126,059	2,238,802	2,568,842	60,650,367
Redeemed	(1,116,707)	(20,929,125)	(978,802)	(23,281,606)
	(81,410)	(1,972,133)	3,264,351	74,469,239
Net increase (decrease)	9,899,397	$179,116,124	38,922,908	$779,423,619

19

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,176,135,406	$81,042,129	—
Short-Term Investments	5,396,147	69,317,833	—
	$2,181,531,553	$150,359,962	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$122,769	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$921,482	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $94,983,338.

20

The value of foreign currency risk derivative instruments as of April 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $122,769 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $921,482 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,726,539 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(1,543,276) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,168,530,194
Gross tax appreciation of investments	$329,421,056
Gross tax depreciation of investments	(166,059,735)
Net tax appreciation (depreciation) of investments	$163,361,321

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2022, the fund had accumulated short-term capital losses of $(154,138,887) and accumulated long-term capital losses of $(13,025,307), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
21

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$16.48	(0.05)	0.80	0.75	—	—	—	$17.23	4.55%	1.17%(4)	1.17%(4)	(0.58)%(4)	(0.58)%(4)	33%	$684,643
2022	$27.32	(0.11)	(6.12)	(6.23)	—	(4.61)	(4.61)	$16.48	(26.71)%	1.17%	1.17%	(0.61)%	(0.61)%	61%	$636,149
2021	$22.00	(0.21)	8.25	8.04	—	(2.72)	(2.72)	$27.32	38.56%	1.17%	1.17%	(0.82)%	(0.82)%	96%	$716,869
2020	$17.54	(0.15)	5.61	5.46	—	(1.00)	(1.00)	$22.00	32.43%	1.22%	1.22%	(0.81)%	(0.81)%	141%	$531,353
2019	$18.08	(0.12)	1.91	1.79	—	(2.33)	(2.33)	$17.54	13.00%	1.28%	1.28%	(0.70)%	(0.70)%	92%	$392,956
2018	$16.70	(0.17)	1.65	1.48	—	(0.10)	(0.10)	$18.08	8.89%	1.27%	1.27%	(0.93)%	(0.93)%	116%	$386,455
I Class
2023(3)	$17.28	(0.03)	0.84	0.81	—	—	—	$18.09	4.69%	0.97%(4)	0.97%(4)	(0.38)%(4)	(0.38)%(4)	33%	$501,643
2022	$28.37	(0.08)	(6.40)	(6.48)	—	(4.61)	(4.61)	$17.28	(26.59)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$440,618
2021	$22.71	(0.17)	8.55	8.38	—	(2.72)	(2.72)	$28.37	38.81%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$464,632
2020	$18.04	(0.11)	5.78	5.67	—	(1.00)	(1.00)	$22.71	32.76%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$317,466
2019	$18.50	(0.09)	1.96	1.87	—	(2.33)	(2.33)	$18.04	13.16%	1.08%	1.08%	(0.50)%	(0.50)%	92%	$305,249
2018	$17.04	(0.14)	1.70	1.56	—	(0.10)	(0.10)	$18.50	9.18%	1.07%	1.07%	(0.73)%	(0.73)%	116%	$371,030

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$17.65	(0.02)	0.86	0.84	(0.01)	—	(0.01)	$18.48	4.73%	0.82%(4)	0.82%(4)	(0.23)%(4)	(0.23)%(4)	33%	$130,672
2022	$28.83	(0.05)	(6.52)	(6.57)	—	(4.61)	(4.61)	$17.65	(26.45)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$144,975
2021	$23.02	(0.13)	8.66	8.53	—	(2.72)	(2.72)	$28.83	39.02%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$202,169
2020	$18.24	(0.10)	5.88	5.78	—	(1.00)	(1.00)	$23.02	32.96%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$130,958
2019	$18.65	(0.06)	1.98	1.92	—	(2.33)	(2.33)	$18.24	13.34%	0.93%	0.93%	(0.35)%	(0.35)%	92%	$6,392
2018	$17.16	(0.07)	1.66	1.59	—	(0.10)	(0.10)	$18.65	9.29%	0.92%	0.92%	(0.58)%	(0.58)%	116%	$1,778
A Class
2023(3)	$15.38	(0.06)	0.74	0.68	—	—	—	$16.06	4.42%	1.42%(4)	1.42%(4)	(0.83)%(4)	(0.83)%(4)	33%	$96,492
2022	$25.87	(0.15)	(5.73)	(5.88)	—	(4.61)	(4.61)	$15.38	(26.89)%	1.42%	1.42%	(0.86)%	(0.86)%	61%	$91,898
2021	$21.00	(0.26)	7.85	7.59	—	(2.72)	(2.72)	$25.87	38.22%	1.42%	1.42%	(1.07)%	(1.07)%	96%	$134,367
2020	$16.82	(0.19)	5.37	5.18	—	(1.00)	(1.00)	$21.00	32.14%	1.47%	1.47%	(1.06)%	(1.06)%	141%	$98,200
2019	$17.49	(0.16)	1.82	1.66	—	(2.33)	(2.33)	$16.82	12.72%	1.53%	1.53%	(0.95)%	(0.95)%	92%	$80,127
2018	$16.19	(0.21)	1.61	1.40	—	(0.10)	(0.10)	$17.49	8.61%	1.52%	1.52%	(1.18)%	(1.18)%	116%	$77,764

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$12.50	(0.10)	0.61	0.51	—	—	—	$13.01	4.00%	2.17%(4)	2.17%(4)	(1.58)%(4)	(1.58)%(4)	33%	$11,900
2022	$22.08	(0.23)	(4.74)	(4.97)	—	(4.61)	(4.61)	$12.50	(27.44)%	2.17%	2.17%	(1.61)%	(1.61)%	61%	$8,889
2021	$18.38	(0.38)	6.80	6.42	—	(2.72)	(2.72)	$22.08	37.19%	2.17%	2.17%	(1.82)%	(1.82)%	96%	$10,587
2020	$14.94	(0.28)	4.72	4.44	—	(1.00)	(1.00)	$18.38	31.18%	2.22%	2.22%	(1.81)%	(1.81)%	141%	$5,298
2019	$15.92	(0.25)	1.60	1.35	—	(2.33)	(2.33)	$14.94	11.84%	2.28%	2.28%	(1.70)%	(1.70)%	92%	$4,790
2018	$14.86	(0.32)	1.48	1.16	—	(0.10)	(0.10)	$15.92	7.83%	2.27%	2.27%	(1.93)%	(1.93)%	116%	$6,227
R Class
2023(3)	$14.58	(0.08)	0.71	0.63	—	—	—	$15.21	4.32%	1.67%(4)	1.67%(4)	(1.08)%(4)	(1.08)%(4)	33%	$10,719
2022	$24.84	(0.18)	(5.47)	(5.65)	—	(4.61)	(4.61)	$14.58	(27.12)%	1.67%	1.67%	(1.11)%	(1.11)%	61%	$9,010
2021	$20.30	(0.31)	7.57	7.26	—	(2.72)	(2.72)	$24.84	37.88%	1.67%	1.67%	(1.32)%	(1.32)%	96%	$12,690
2020	$16.33	(0.23)	5.20	4.97	—	(1.00)	(1.00)	$20.30	31.80%	1.72%	1.72%	(1.31)%	(1.31)%	141%	$8,492
2019	$17.09	(0.19)	1.76	1.57	—	(2.33)	(2.33)	$16.33	12.39%	1.78%	1.78%	(1.20)%	(1.20)%	92%	$6,099
2018	$15.86	(0.25)	1.58	1.33	—	(0.10)	(0.10)	$17.09	8.41%	1.77%	1.77%	(1.43)%	(1.43)%	116%	$5,687

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$17.29	(0.03)	0.85	0.82	—	—	—	$18.11	4.68%	0.97%(4)	0.97%(4)	(0.38)%(4)	(0.38)%(4)	33%	$2,121
2022	$28.39	(0.07)	(6.42)	(6.49)	—	(4.61)	(4.61)	$17.29	(26.56)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$2,211
2021	$22.73	(0.18)	8.56	8.38	—	(2.72)	(2.72)	$28.39	38.84%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$6,396
2020	$18.05	(0.12)	5.80	5.68	—	(1.00)	(1.00)	$22.73	32.74%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$9
2019	$18.51	(0.08)	1.95	1.87	—	(2.33)	(2.33)	$18.05	13.21%	1.08%	1.08%	(0.50)%	(0.50)%	92%	$7
2018	$17.05	(0.14)	1.70	1.56	—	(0.10)	(0.10)	$18.51	9.12%	1.07%	1.07%	(0.73)%	(0.73)%	116%	$7
R6 Class
2023(3)	$17.64	(0.02)	0.87	0.85	(0.01)	—	(0.01)	$18.48	4.79%	0.82%(4)	0.82%(4)	(0.23)%(4)	(0.23)%(4)	33%	$574,775
2022	$28.82	(0.05)	(6.52)	(6.57)	—	(4.61)	(4.61)	$17.64	(26.46)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$417,197
2021	$23.01	(0.13)	8.66	8.53	—	(2.72)	(2.72)	$28.82	39.04%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$337,132
2020	$18.24	(0.09)	5.86	5.77	—	(1.00)	(1.00)	$23.01	32.91%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$108,820
2019	$18.65	(0.06)	1.98	1.92	—	(2.33)	(2.33)	$18.24	13.40%	0.93%	0.93%	(0.35)%	(0.35)%	92%	$48,763
2018	$17.15	(0.11)	1.71	1.60	—	(0.10)	(0.10)	$18.65	9.30%	0.92%	0.92%	(0.58)%	(0.58)%	116%	$39,687

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2023(3)	$18.32	0.05	0.88	0.93	(0.13)	—	(0.13)	$19.12	5.16%	0.01%(4)	0.82%(4)	0.58%(4)	(0.23)%(4)	33%	$308,306
2022	$29.53	0.11	(6.71)	(6.60)	—	(4.61)	(4.61)	$18.32	(25.84)%	0.00%(5)	0.82%	0.56%	(0.26)%	61%	$296,816
2021	$23.35	0.10	8.80	8.90	—	(2.72)	(2.72)	$29.53	40.15%	0.00%(5)	0.82%	0.35%	(0.47)%	96%	$382,140
2020	$18.34	0.08	5.93	6.01	—	(1.00)	(1.00)	$23.35	34.09%	0.01%	0.87%	0.40%	(0.46)%	141%	$299,803
2019(6)	$17.43	0.05	0.86	0.91	—	—	—	$18.34	5.22%	0.00%(4)(5)	0.93%(4)	0.52%(4)	(0.41)%(4)	92%(7)	$8,326

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)April 1, 2019 (commencement of sale) through October 31, 2019.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92366 2306

Semiannual Report

April 30, 2023

Sustainable Equity Fund
Investor Class (AFDIX)
I Class (AFEIX)
Y Class (AFYDX)
A Class (AFDAX)
C Class (AFDCX)
R Class (AFDRX)
R5 Class (AFDGX)
R6 Class (AFEDX)
G Class (AFEGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Short-Term Investments	1.0%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Software	10.6%
Semiconductors and Semiconductor Equipment	6.0%
Interactive Media and Services	5.7%
Technology Hardware, Storage and Peripherals	4.9%
Health Care Providers and Services	4.7%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,079.60	$4.07	0.79%
I Class	$1,000	$1,080.70	$3.04	0.59%
Y Class	$1,000	$1,081.60	$2.27	0.44%
A Class	$1,000	$1,078.40	$5.36	1.04%
C Class	$1,000	$1,074.40	$9.21	1.79%
R Class	$1,000	$1,077.10	$6.64	1.29%
R5 Class	$1,000	$1,080.90	$3.04	0.59%
R6 Class	$1,000	$1,081.50	$2.27	0.44%
G Class	$1,000	$1,083.80	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.88	$3.96	0.79%
I Class	$1,000	$1,021.87	$2.96	0.59%
Y Class	$1,000	$1,022.61	$2.21	0.44%
A Class	$1,000	$1,019.64	$5.21	1.04%
C Class	$1,000	$1,015.92	$8.95	1.79%
R Class	$1,000	$1,018.40	$6.46	1.29%
R5 Class	$1,000	$1,021.87	$2.96	0.59%
R6 Class	$1,000	$1,022.61	$2.21	0.44%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 1.2%
Lockheed Martin Corp.	107,659	$50,002,223
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	203,771	36,640,063
Automobile Components — 0.8%
Aptiv PLC(1)	317,624	32,670,805
Automobiles — 0.8%
Tesla, Inc.(1)	205,147	33,707,704
Banks — 2.9%
Bank of America Corp.	1,323,659	38,756,736
JPMorgan Chase & Co.	460,438	63,650,949
Regions Financial Corp.	1,063,747	19,424,020
		121,831,705
Beverages — 1.8%
PepsiCo, Inc.	396,778	75,740,952
Biotechnology — 2.3%
AbbVie, Inc.	325,884	49,247,590
Amgen, Inc.	121,642	29,162,453
Vertex Pharmaceuticals, Inc.(1)	50,877	17,335,320
		95,745,363
Broadline Retail — 2.2%
Amazon.com, Inc.(1)	860,444	90,733,820
Building Products — 1.5%
Johnson Controls International PLC	750,387	44,903,158
Masco Corp.	381,265	20,401,490
		65,304,648
Capital Markets — 4.4%
Ameriprise Financial, Inc.	83,839	25,580,956
BlackRock, Inc.	48,059	32,257,201
Charles Schwab Corp.	183,616	9,592,100
Intercontinental Exchange, Inc.	197,216	21,482,739
Morgan Stanley	802,524	72,203,084
S&P Global, Inc.	68,401	24,800,834
		185,916,914
Chemicals — 2.5%
Air Products & Chemicals, Inc.	83,314	24,524,309
Ecolab, Inc.	110,544	18,553,705
Linde PLC	170,890	63,135,310
		106,213,324
Communications Equipment — 1.8%
Cisco Systems, Inc.	1,603,016	75,742,506
Consumer Finance — 0.5%
American Express Co.	135,645	21,884,964
Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp.	52,289	26,312,871
Kroger Co.	597,217	29,042,663
Sysco Corp.	595,574	45,704,349
6

	Shares	Value
Target Corp.	197,594	$31,170,453
		132,230,336
Containers and Packaging — 0.5%
Ball Corp.	390,530	20,768,385
Distributors — 0.5%
LKQ Corp.	368,915	21,297,463
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	1,418,673	55,087,073
Electric Utilities — 2.0%
NextEra Energy, Inc.	1,089,856	83,515,665
Electrical Equipment — 0.9%
Eaton Corp. PLC	209,748	35,053,086
Generac Holdings, Inc.(1)	47,936	4,900,018
		39,953,104
Electronic Equipment, Instruments and Components — 1.6%
CDW Corp.	214,316	36,345,850
Keysight Technologies, Inc.(1)	227,117	32,850,203
		69,196,053
Energy Equipment and Services — 2.1%
Schlumberger NV	1,796,352	88,649,971
Entertainment — 1.3%
Electronic Arts, Inc.	130,830	16,652,042
Liberty Media Corp.-Liberty Formula One, Class C(1)	110,478	7,975,407
Walt Disney Co.(1)	302,326	30,988,415
		55,615,864
Financial Services — 3.2%
Mastercard, Inc., Class A	142,388	54,111,712
Visa, Inc., Class A	349,095	81,244,879
		135,356,591
Food Products — 1.0%
Mondelez International, Inc., Class A	533,062	40,896,517
Vital Farms, Inc.(1)	151,809	1,955,300
		42,851,817
Ground Transportation — 1.0%
Norfolk Southern Corp.	99,231	20,146,870
Uber Technologies, Inc.(1)	320,127	9,939,943
Union Pacific Corp.	63,580	12,442,606
		42,529,419
Health Care Equipment and Supplies — 0.2%
ResMed, Inc.	37,408	9,013,832
Health Care Providers and Services — 4.7%
Cigna Group	217,304	55,040,930
CVS Health Corp.	468,372	34,336,351
Humana, Inc.	43,173	22,902,845
UnitedHealth Group, Inc.	177,000	87,099,930
		199,380,056
Hotels, Restaurants and Leisure — 1.1%
Airbnb, Inc., Class A(1)	99,144	11,864,562
Booking Holdings, Inc.(1)	8,593	23,083,462
Chipotle Mexican Grill, Inc.(1)	6,011	12,428,464
		47,376,488
7

	Shares	Value
Household Products — 1.5%
Colgate-Palmolive Co.	232,518	$18,554,937
Procter & Gamble Co.	280,798	43,911,191
		62,466,128
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	186,831	37,336,307
Industrial REITs — 2.1%
Prologis, Inc.	718,224	89,957,556
Insurance — 2.3%
Marsh & McLennan Cos., Inc.	198,910	35,841,593
Prudential Financial, Inc.	293,671	25,549,377
Travelers Cos., Inc.	207,841	37,648,319
		99,039,289
Interactive Media and Services — 5.7%
Alphabet, Inc., Class A(1)	1,638,137	175,837,625
Meta Platforms, Inc., Class A(1)	265,559	63,819,139
		239,656,764
IT Services — 1.1%
Accenture PLC, Class A	158,157	44,329,825
Life Sciences Tools and Services — 2.9%
Agilent Technologies, Inc.	301,934	40,890,921
Danaher Corp.	153,836	36,445,287
Thermo Fisher Scientific, Inc.	77,963	43,261,669
		120,597,877
Machinery — 2.1%
Cummins, Inc.	144,223	33,898,174
Deere & Co.	53,167	20,098,189
Parker-Hannifin Corp.	48,796	15,852,845
Xylem, Inc.	188,891	19,614,441
		89,463,649
Oil, Gas and Consumable Fuels — 2.1%
ConocoPhillips	852,378	87,701,172
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	767,461	51,243,371
Eli Lilly & Co.	45,570	18,039,340
Merck & Co., Inc.	384,699	44,421,194
Novo Nordisk A/S, B Shares	164,174	27,311,059
Zoetis, Inc.	201,736	35,461,154
		176,476,118
Semiconductors and Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.(1)	353,654	31,606,058
Analog Devices, Inc.	251,873	45,306,915
Applied Materials, Inc.	383,579	43,355,935
ASML Holding NV	42,546	27,000,218
GLOBALFOUNDRIES, Inc.(1)	163,532	9,615,682
NVIDIA Corp.	350,933	97,380,398
		254,265,206
Software — 10.6%
Adobe, Inc.(1)	28,073	10,599,242
Cadence Design Systems, Inc.(1)	94,567	19,807,058
Microsoft Corp.	1,163,931	357,629,439
Salesforce, Inc.(1)	173,835	34,483,649
8

	Shares	Value
ServiceNow, Inc.(1)	23,274	$10,692,541
Workday, Inc., Class A(1)	79,883	14,869,422
		448,081,351
Specialized REITs — 0.5%
SBA Communications Corp.	77,118	20,119,315
Specialty Retail — 3.0%
Home Depot, Inc.	227,311	68,316,048
TJX Cos., Inc.	532,905	42,003,572
Tractor Supply Co.	65,473	15,608,763
		125,928,383
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.	1,229,351	208,596,278
Textiles, Apparel and Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	46,357	22,220,764
NIKE, Inc., Class B	108,145	13,704,135
		35,924,899
TOTAL COMMON STOCKS (Cost $3,193,124,709)		4,174,897,225
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	47,530	47,530
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 3.75%, 11/15/29 - 8/15/49, valued at $10,033,811), in a joint trading account at 4.70%, dated 4/28/23, due 5/1/23 (Delivery value $9,861,989)		9,858,128
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 3.375%, 11/15/48 - 11/15/50, valued at $35,489,937), at 4.79%, dated 4/28/23, due 5/1/23 (Delivery value $34,807,889)		34,794,000
		44,652,128
TOTAL SHORT-TERM INVESTMENTS (Cost $44,699,658)		44,699,658
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,237,824,367)		4,219,596,883
OTHER ASSETS AND LIABILITIES — 0.1%		2,672,268
TOTAL NET ASSETS — 100.0%		$4,222,269,151

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	676,415	USD	733,988	JPMorgan Chase Bank N.A.	6/30/23	$13,817
EUR	636,412	USD	698,608	JPMorgan Chase Bank N.A.	6/30/23	4,972
EUR	869,157	USD	956,608	JPMorgan Chase Bank N.A.	6/30/23	4,281
EUR	674,726	USD	742,581	JPMorgan Chase Bank N.A.	6/30/23	3,357
USD	24,251,632	EUR	22,448,979	JPMorgan Chase Bank N.A.	6/30/23	(566,656)
USD	992,302	EUR	909,160	JPMorgan Chase Bank N.A.	6/30/23	(12,813)
						$(553,042)

9

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	135	June 2023	$28,272,375	$133,184
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,237,824,367)	$4,219,596,883
Deposits with broker for futures contracts	1,512,000
Receivable for capital shares sold	438,052
Unrealized appreciation on forward foreign currency exchange contracts	26,427
Dividends and interest receivable	4,561,181
4,226,134,543

Liabilities
Payable for capital shares redeemed	2,299,785
Payable for variation margin on futures contracts	130,997
Unrealized depreciation on forward foreign currency exchange contracts	579,469
Accrued management fees	822,710
Distribution and service fees payable	32,431
3,865,392

Net Assets	$4,222,269,151

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,256,374,652
Distributable earnings (loss)	965,894,499
$4,222,269,151

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$791,188,135	18,998,553	$41.64
I Class, $0.01 Par Value	$411,096,711	9,845,734	$41.75
Y Class, $0.01 Par Value	$20,622,292	493,314	$41.80
A Class, $0.01 Par Value	$88,272,537	2,130,272	$41.44
C Class, $0.01 Par Value	$10,090,585	254,893	$39.59
R Class, $0.01 Par Value	$15,287,986	372,366	$41.06
R5 Class, $0.01 Par Value	$6,425,904	153,806	$41.78
R6 Class, $0.01 Par Value	$89,897,556	2,148,321	$41.85
G Class, $0.01 Par Value	$2,789,387,445	66,550,876	$41.91
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $43.97 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $60,910)	$31,683,016
Interest	1,710,744
33,393,760

Expenses:
Management fees	10,344,615
Distribution and service fees:
A Class	105,700
C Class	50,733
R Class	37,845
Directors' fees and expenses	60,519
Other expenses	32,402
10,631,814
Fees waived - G Class	(5,583,465)
5,048,349

Net investment income (loss)	28,345,411

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(13,021,661)
Forward foreign currency exchange contract transactions	(1,289,147)
Futures contract transactions	(2,152,745)
Foreign currency translation transactions	(6,107)
(16,469,660)

Change in net unrealized appreciation (depreciation) on:
Investments	277,255,946
Forward foreign currency exchange contracts	(441,230)
Futures contracts	1,108,573
Translation of assets and liabilities in foreign currencies	11,517
277,934,806

Net realized and unrealized gain (loss)	261,465,146

Net Increase (Decrease) in Net Assets Resulting from Operations	$289,810,557

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$28,345,411	$37,493,196
Net realized gain (loss)	(16,469,660)	54,563,587
Change in net unrealized appreciation (depreciation)	277,934,806	(719,539,525)
Net increase (decrease) in net assets resulting from operations	289,810,557	(627,482,742)

Distributions to Shareholders
From earnings:
Investor Class	(4,703,433)	(18,997,998)
I Class	(3,225,447)	(12,504,157)
Y Class	(183,618)	(523,036)
A Class	(309,322)	(2,155,985)
C Class	(8,235)	(301,327)
R Class	(19,136)	(345,587)
R5 Class	(49,068)	(152,501)
R6 Class	(648,296)	(1,671,016)
G Class	(37,755,401)	(71,512,712)
Decrease in net assets from distributions	(46,901,956)	(108,164,319)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	958,269,713	(109,858,853)

Net increase (decrease) in net assets	1,201,178,314	(845,505,914)

Net Assets
Beginning of period	3,021,090,837	3,866,596,751
End of period	$4,222,269,151	$3,021,090,837

See Notes to Financial Statements.
13

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Sustainable Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

14

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 45% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.740% to 0.790%	0.79%
I Class	0.540% to 0.590%	0.59%
Y Class	0.390% to 0.440%	0.44%
A Class	0.740% to 0.790%	0.79%
C Class	0.740% to 0.790%	0.79%
R Class	0.740% to 0.790%	0.79%
R5 Class	0.540% to 0.590%	0.59%
R6 Class	0.390% to 0.440%	0.44%
G Class	0.390% to 0.440%	0.00%(1)
(1)Effective annual management fee before waiver was 0.44%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2023 are detailed in the Statement of Operations.

16

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $126,501,855 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 were $1,220,903,005 and $307,878,475, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2023		Year ended October 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	230,000,000		230,000,000
Sold	4,192,859	$169,552,985	2,153,769	$94,682,130
Issued in reinvestment of distributions	119,111	4,647,708	392,775	18,727,551
Redeemed	(1,398,484)	(56,355,873)	(3,844,149)	(166,180,504)
	2,913,486	117,844,820	(1,297,605)	(52,770,823)
I Class/Shares Authorized	160,000,000		60,000,000
Sold	865,364	34,617,332	4,104,054	178,948,732
Issued in reinvestment of distributions	78,829	3,081,437	246,421	11,771,507
Redeemed	(1,404,148)	(56,735,329)	(3,786,589)	(156,033,845)
	(459,955)	(19,036,560)	563,886	34,686,394
Y Class/Shares Authorized	25,000,000		30,000,000
Sold	50,922	2,038,555	158,367	6,693,832
Issued in reinvestment of distributions	4,670	182,677	10,875	519,740
Redeemed	(47,866)	(1,931,726)	(75,607)	(3,218,336)
	7,726	289,506	93,635	3,995,236
A Class/Shares Authorized	50,000,000		50,000,000
Sold	145,400	5,832,938	437,345	19,088,308
Issued in reinvestment of distributions	7,068	274,665	39,834	1,891,744
Redeemed	(195,090)	(7,789,413)	(335,476)	(13,891,180)
	(42,622)	(1,681,810)	141,703	7,088,872
C Class/Shares Authorized	20,000,000		20,000,000
Sold	7,037	268,980	45,289	1,874,998
Issued in reinvestment of distributions	180	6,716	5,567	254,494
Redeemed	(40,740)	(1,543,172)	(76,167)	(3,059,799)
	(33,523)	(1,267,476)	(25,311)	(930,307)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	41,322	1,634,320	152,944	6,572,356
Issued in reinvestment of distributions	497	19,136	7,335	345,587
Redeemed	(65,703)	(2,605,844)	(145,270)	(6,282,968)
	(23,884)	(952,388)	15,009	634,975
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	14,002	564,592	71,614	3,061,514
Issued in reinvestment of distributions	963	37,647	2,292	109,528
Redeemed	(16,847)	(683,729)	(38,805)	(1,582,623)
	(1,882)	(81,490)	35,101	1,588,419
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	995,466	40,430,365	1,359,287	58,850,417
Issued in reinvestment of distributions	16,555	648,296	34,929	1,671,016
Redeemed	(369,048)	(14,846,513)	(854,032)	(34,400,294)
	642,973	26,232,148	540,184	26,121,139
G Class/Shares Authorized	775,000,000		525,000,000
Sold	24,722,114	1,005,764,502	3,532,127	143,877,234
Issued in reinvestment of distributions	964,132	37,755,401	1,495,144	71,512,712
Redeemed	(5,095,250)	(206,596,940)	(7,693,538)	(345,662,704)
	20,590,996	836,922,963	(2,666,267)	(130,272,758)
Net increase (decrease)	23,593,315	$958,269,713	(2,599,665)	$(109,858,853)
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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,120,585,948	$54,311,277	—
Short-Term Investments	47,530	44,652,128	—
	$4,120,633,478	$98,963,405	—
Other Financial Instruments
Futures Contracts	$133,184	—	—
Forward Foreign Currency Exchange Contracts	—	$26,427	—
	$133,184	$26,427	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$579,469	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $56,638,385 futures contracts purchased.

19

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $28,456,226.

Value of Derivative Instruments as of April 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$130,997
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$26,427	Unrealized depreciation on forward foreign currency exchange contracts	579,469
		$26,427		$710,466
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(2,152,745)	Change in net unrealized appreciation (depreciation) on futures contracts	$1,108,573
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(1,289,147)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(441,230)
		$(3,441,892)		$667,343

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

20

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,261,614,303
Gross tax appreciation of investments	$1,030,856,197
Gross tax depreciation of investments	(72,873,617)
Net tax appreciation (depreciation) of investments	$957,982,580

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
21

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$38.81	0.18	2.89	3.07	(0.21)	(0.03)	(0.24)	$41.64	7.96%	0.79%(4)	0.79%(4)	0.93%(4)	0.93%(4)	8%	$791,188
2022	$48.06	0.26	(8.36)	(8.10)	(0.19)	(0.96)	(1.15)	$38.81	(17.29)%	0.79%	0.79%	0.62%	0.62%	15%	$624,266
2021	$33.63	0.19	14.40	14.59	(0.16)	—	(0.16)	$48.06	43.50%	0.79%	0.79%	0.46%	0.46%	18%	$835,453
2020	$30.40	0.28	3.15	3.43	—	(0.20)	(0.20)	$33.63	11.33%	0.79%	0.83%	0.88%	0.84%	36%	$595,557
2019	$28.19	0.33	3.77	4.10	(0.22)	(1.67)	(1.89)	$30.40	16.10%	0.80%	0.84%	1.14%	1.10%	33%	$118,225
2018	$27.22	0.26	1.52	1.78	(0.20)	(0.61)	(0.81)	$28.19	6.60%	0.95%	0.95%	0.91%	0.91%	41%	$142,923
I Class
2023(3)	$38.95	0.23	2.89	3.12	(0.29)	(0.03)	(0.32)	$41.75	8.07%	0.59%(4)	0.59%(4)	1.13%(4)	1.13%(4)	8%	$411,097
2022	$48.23	0.35	(8.38)	(8.03)	(0.29)	(0.96)	(1.25)	$38.95	(17.13)%	0.59%	0.59%	0.82%	0.82%	15%	$401,398
2021	$33.75	0.27	14.44	14.71	(0.23)	—	(0.23)	$48.23	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$469,840
2020	$30.50	0.35	3.16	3.51	(0.06)	(0.20)	(0.26)	$33.75	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$245,759
2019	$28.27	0.37	3.81	4.18	(0.28)	(1.67)	(1.95)	$30.50	16.37%	0.60%	0.64%	1.34%	1.30%	33%	$106,268
2018	$27.30	0.33	1.51	1.84	(0.26)	(0.61)	(0.87)	$28.27	6.80%	0.75%	0.75%	1.11%	1.11%	41%	$38,188

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$39.02	0.26	2.90	3.16	(0.35)	(0.03)	(0.38)	$41.80	8.16%	0.44%(4)	0.44%(4)	1.28%(4)	1.28%(4)	8%	$20,622
2022	$48.32	0.42	(8.40)	(7.98)	(0.36)	(0.96)	(1.32)	$39.02	(17.01)%	0.44%	0.44%	0.97%	0.97%	15%	$18,949
2021	$33.81	0.34	14.46	14.80	(0.29)	—	(0.29)	$48.32	44.01%	0.44%	0.44%	0.81%	0.81%	18%	$18,939
2020	$30.56	0.43	3.12	3.55	(0.10)	(0.20)	(0.30)	$33.81	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$8,115
2019	$28.32	0.41	3.82	4.23	(0.32)	(1.67)	(1.99)	$30.56	16.56%	0.45%	0.49%	1.49%	1.45%	33%	$51,037
2018	$27.33	0.36	1.52	1.88	(0.28)	(0.61)	(0.89)	$28.32	6.93%	0.60%	0.60%	1.26%	1.26%	41%	$14,485
A Class
2023(3)	$38.57	0.14	2.88	3.02	(0.12)	(0.03)	(0.15)	$41.44	7.84%	1.04%(4)	1.04%(4)	0.68%(4)	0.68%(4)	8%	$88,273
2022	$47.77	0.16	(8.33)	(8.17)	(0.07)	(0.96)	(1.03)	$38.57	(17.50)%	1.04%	1.04%	0.37%	0.37%	15%	$83,808
2021	$33.43	0.08	14.32	14.40	(0.06)	—	(0.06)	$47.77	43.13%	1.04%	1.04%	0.21%	0.21%	18%	$97,032
2020	$30.29	0.21	3.13	3.34	—	(0.20)	(0.20)	$33.43	11.07%	1.04%	1.08%	0.63%	0.59%	36%	$54,638
2019	$28.09	0.25	3.78	4.03	(0.16)	(1.67)	(1.83)	$30.29	15.81%	1.05%	1.09%	0.89%	0.85%	33%	$54,290
2018	$27.13	0.19	1.51	1.70	(0.13)	(0.61)	(0.74)	$28.09	6.31%	1.20%	1.20%	0.66%	0.66%	41%	$50,489

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$36.88	(0.01)	2.75	2.74	—	(0.03)	(0.03)	$39.59	7.44%	1.79%(4)	1.79%(4)	(0.07)%(4)	(0.07)%(4)	8%	$10,091
2022	$45.99	(0.16)	(7.99)	(8.15)	—	(0.96)	(0.96)	$36.88	(18.12)%	1.79%	1.79%	(0.38)%	(0.38)%	15%	$10,636
2021	$32.37	(0.22)	13.84	13.62	—	—	—	$45.99	42.08%	1.79%	1.79%	(0.54)%	(0.54)%	18%	$14,427
2020	$29.56	(0.02)	3.03	3.01	—	(0.20)	(0.20)	$32.37	10.22%	1.79%	1.83%	(0.12)%	(0.16)%	36%	$10,178
2019	$27.48	0.04	3.71	3.75	—	(1.67)	(1.67)	$29.56	14.98%	1.80%	1.84%	0.14%	0.10%	33%	$10,149
2018	$26.63	(0.03)	1.49	1.46	—	(0.61)	(0.61)	$27.48	5.51%	1.95%	1.95%	(0.09)%	(0.09)%	41%	$11,277
R Class
2023(3)	$38.17	0.09	2.85	2.94	(0.02)	(0.03)	(0.05)	$41.06	7.71%	1.29%(4)	1.29%(4)	0.43%(4)	0.43%(4)	8%	$15,288
2022	$47.33	0.05	(8.25)	(8.20)	—	(0.96)	(0.96)	$38.17	(17.71)%	1.29%	1.29%	0.12%	0.12%	15%	$15,124
2021	$33.15	(0.02)	14.20	14.18	—	—	—	$47.33	42.78%	1.29%	1.29%	(0.04)%	(0.04)%	18%	$18,044
2020	$30.12	0.12	3.11	3.23	—	(0.20)	(0.20)	$33.15	10.77%	1.29%	1.33%	0.38%	0.34%	36%	$9,014
2019	$27.93	0.18	3.77	3.95	(0.09)	(1.67)	(1.76)	$30.12	15.56%	1.30%	1.34%	0.64%	0.60%	33%	$4,466
2018	$26.98	0.11	1.51	1.62	(0.06)	(0.61)	(0.67)	$27.93	6.04%	1.45%	1.45%	0.41%	0.41%	41%	$3,223

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$38.97	0.23	2.90	3.13	(0.29)	(0.03)	(0.32)	$41.78	8.09%	0.59%(4)	0.59%(4)	1.13%(4)	1.13%(4)	8%	$6,426
2022	$48.26	0.35	(8.39)	(8.04)	(0.29)	(0.96)	(1.25)	$38.97	(17.14)%	0.59%	0.59%	0.82%	0.82%	15%	$6,068
2021	$33.77	0.27	14.45	14.72	(0.23)	—	(0.23)	$48.26	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$5,819
2020	$30.52	0.34	3.17	3.51	(0.06)	(0.20)	(0.26)	$33.77	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$3,195
2019	$28.29	0.38	3.80	4.18	(0.28)	(1.67)	(1.95)	$30.52	16.36%	0.60%	0.64%	1.34%	1.30%	33%	$1,314
2018	$27.30	0.32	1.52	1.84	(0.24)	(0.61)	(0.85)	$28.29	6.82%	0.75%	0.75%	1.11%	1.11%	41%	$1,344
R6 Class
2023(3)	$39.06	0.26	2.91	3.17	(0.35)	(0.03)	(0.38)	$41.85	8.15%	0.44%(4)	0.44%(4)	1.28%(4)	1.28%(4)	8%	$89,898
2022	$48.37	0.42	(8.41)	(7.99)	(0.36)	(0.96)	(1.32)	$39.06	(17.02)%	0.44%	0.44%	0.97%	0.97%	15%	$58,804
2021	$33.84	0.32	14.50	14.82	(0.29)	—	(0.29)	$48.37	44.03%	0.44%	0.44%	0.81%	0.81%	18%	$46,681
2020	$30.56	0.39	3.17	3.56	(0.08)	(0.20)	(0.28)	$33.84	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$5,150
2019(5)	$28.05	0.21	2.30	2.51	—	—	—	$30.56	8.95%	0.44%(4)	0.49%(4)	1.18%(4)	1.13%(4)	33%(6)	$3,979
G Class
2023(3)	$39.21	0.34	2.91	3.25	(0.52)	(0.03)	(0.55)	$41.91	8.38%	0.00%(4)(7)	0.44%(4)	1.72%(4)	1.28%(4)	8%	$2,789,387
2022	$48.54	0.60	(8.40)	(7.80)	(0.57)	(0.96)	(1.53)	$39.21	(16.63)%	0.00%(7)	0.44%	1.41%	0.97%	15%	$1,802,038
2021	$33.97	0.53	14.49	15.02	(0.45)	—	(0.45)	$48.54	44.61%	0.00%(7)	0.44%	1.25%	0.81%	18%	$2,360,362
2020	$30.64	0.54	3.18	3.72	(0.19)	(0.20)	(0.39)	$33.97	12.21%	0.00%(7)	0.48%	1.67%	1.19%	36%	$1,800,919
2019(5)	$28.05	0.37	2.22	2.59	—	—	—	$30.64	9.23%	0.00%(4)(7)	0.49%(4)	2.04%(4)	1.55%(4)	33%(6)	$497,635

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
(5)April 1, 2019 (commencement of sale) through October 31, 2019.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.
(7)Ratio was less than 0.005%.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92359 2306

Semiannual Report

April 30, 2023

Ultra® Fund
Investor Class (TWCUX)
I Class (TWUIX)
Y Class (AULYX)
A Class (TWUAX)
C Class (TWCCX)
R Class (AULRX)
R5 Class (AULGX)
R6 Class (AULDX)
G Class (AULNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Short-Term Investments	0.4%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Technology Hardware, Storage and Peripherals	14.9%
Software	10.0%
Financial Services	9.4%
Semiconductors and Semiconductor Equipment	9.2%
Interactive Media and Services	8.2%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,109.60	$4.86	0.93%
I Class	$1,000	$1,110.80	$3.82	0.73%
Y Class	$1,000	$1,111.60	$3.04	0.58%
A Class	$1,000	$1,108.40	$6.17	1.18%
C Class	$1,000	$1,104.40	$10.07	1.93%
R Class	$1,000	$1,106.90	$7.47	1.43%
R5 Class	$1,000	$1,110.70	$3.82	0.73%
R6 Class	$1,000	$1,111.70	$3.04	0.58%
G Class	$1,000	$1,114.90	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.18	$4.66	0.93%
I Class	$1,000	$1,021.18	$3.66	0.73%
Y Class	$1,000	$1,021.92	$2.91	0.58%
A Class	$1,000	$1,018.94	$5.91	1.18%
C Class	$1,000	$1,015.22	$9.64	1.93%
R Class	$1,000	$1,017.70	$7.15	1.43%
R5 Class	$1,000	$1,021.18	$3.66	0.73%
R6 Class	$1,000	$1,021.92	$2.91	0.58%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Automobiles — 3.0%
Tesla, Inc.(1)	3,127,662	$513,906,143
Beverages — 1.6%
Constellation Brands, Inc., Class A	1,193,000	273,757,710
Biotechnology — 3.3%
Genmab A/S(1)	333,000	136,851,182
Gilead Sciences, Inc.	643,000	52,861,030
Regeneron Pharmaceuticals, Inc.(1)	474,000	380,048,460
		569,760,672
Broadline Retail — 5.2%
Amazon.com, Inc.(1)	8,534,000	899,910,300
Building Products — 1.0%
Advanced Drainage Systems, Inc.	1,167,000	100,035,240
Johnson Controls International PLC	1,237,000	74,022,080
		174,057,320
Capital Markets — 1.2%
MSCI, Inc.	428,994	206,968,155
Chemicals — 0.7%
Ecolab, Inc.	715,000	120,005,600
Commercial Services and Supplies — 0.6%
Copart, Inc.(1)	1,360,808	107,571,872
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	676,413	340,384,550
Distributors — 0.5%
Pool Corp.	251,000	88,181,320
Electrical Equipment — 0.6%
Acuity Brands, Inc.	713,000	112,211,940
Electronic Equipment, Instruments and Components — 0.9%
Cognex Corp.	1,647,000	78,545,430
Keyence Corp.	180,000	81,172,093
		159,717,523
Energy Equipment and Services — 0.5%
Schlumberger NV	1,682,000	83,006,700
Entertainment — 1.4%
Netflix, Inc.(1)	503,000	165,954,790
Walt Disney Co.(1)	795,000	81,487,500
		247,442,290
Financial Services — 9.4%
Adyen NV(1)	54,000	86,770,012
Block, Inc.(1)	990,000	60,182,100
Mastercard, Inc., Class A	1,975,312	750,677,819
Visa, Inc., Class A	3,138,000	730,306,740
		1,627,936,671
Ground Transportation — 0.6%
JB Hunt Transport Services, Inc.	637,000	111,659,730
Health Care Equipment and Supplies — 6.2%
Contra Abiomed, Inc.(1)	281,340	286,967
DexCom, Inc.(1)	2,020,000	245,106,800
6

	Shares	Value
Edwards Lifesciences Corp.(1)	1,609,000	$141,559,820
IDEXX Laboratories, Inc.(1)	235,000	115,657,600
Insulet Corp.(1)	638,905	203,197,346
Intuitive Surgical, Inc.(1)	1,195,502	360,109,113
		1,065,917,646
Health Care Providers and Services — 3.2%
UnitedHealth Group, Inc.	1,131,000	556,553,790
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	197,000	407,321,140
Wingstop, Inc.	834,000	166,891,740
		574,212,880
Household Durables — 0.2%
Sonos, Inc.(1)	1,999,000	42,258,860
Interactive Media and Services — 8.2%
Alphabet, Inc., Class A(1)	5,765,580	618,877,357
Alphabet, Inc., Class C(1)	6,325,160	684,508,815
Meta Platforms, Inc., Class A(1)	474,886	114,124,604
		1,417,510,776
IT Services — 0.6%
Okta, Inc.(1)	1,515,000	103,822,950
Life Sciences Tools and Services — 1.0%
Maravai LifeSciences Holdings, Inc., Class A(1)	1,943,000	26,793,970
Waters Corp.(1)	480,000	144,172,800
		170,966,770
Machinery — 2.6%
Donaldson Co., Inc.	951,750	60,483,712
Fortive Corp.	1,791,000	112,994,190
Nordson Corp.	548,000	118,537,880
Westinghouse Air Brake Technologies Corp.	1,140,000	111,343,800
Yaskawa Electric Corp.	970,000	39,503,863
		442,863,445
Oil, Gas and Consumable Fuels — 1.5%
EOG Resources, Inc.	2,124,016	253,756,192
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	162,000	39,968,640
Pharmaceuticals — 1.4%
Eli Lilly & Co.	607,000	240,287,020
Professional Services — 1.2%
Paycom Software, Inc.(1)	726,000	210,808,620
Semiconductors and Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc.(1)	1,896,000	169,445,520
Analog Devices, Inc.	1,163,000	209,200,440
Applied Materials, Inc.	2,454,000	277,375,620
ASML Holding NV	190,000	120,576,352
NVIDIA Corp.	2,937,000	814,988,130
		1,591,586,062
Software — 10.0%
Datadog, Inc., Class A(1)	864,000	58,216,320
DocuSign, Inc.(1)	1,732,000	85,630,080
Fair Isaac Corp.(1)	161,000	117,199,950
Microsoft Corp.	4,090,401	1,256,816,611
Salesforce, Inc.(1)	527,000	104,540,990
7

	Shares	Value
Zscaler, Inc.(1)	1,106,000	$99,650,600
		1,722,054,551
Technology Hardware, Storage and Peripherals — 14.9%
Apple, Inc.	15,163,282	2,572,905,690
Textiles, Apparel and Luxury Goods — 3.4%
lululemon athletica, Inc.(1)	771,000	292,926,030
NIKE, Inc., Class B	2,296,611	291,026,546
		583,952,576
TOTAL COMMON STOCKS (Cost $6,232,776,066)		17,225,904,964
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	71,391	71,391
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 3.75%, 11/15/29 - 8/15/49, valued at $17,359,343), in a joint trading account at 4.70%, dated 4/28/23, due 5/1/23 (Delivery value $17,062,076)		17,055,396
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/28, valued at $61,400,016), at 4.79%, dated 4/28/23, due 5/1/23 (Delivery value $60,220,028)		60,196,000
		77,251,396
TOTAL SHORT-TERM INVESTMENTS (Cost $77,322,787)		77,322,787
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,310,098,853)		17,303,227,751
OTHER ASSETS AND LIABILITIES†		(7,202,782)
TOTAL NET ASSETS — 100.0%		$17,296,024,969

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,007,720	USD	2,187,029	JPMorgan Chase Bank N.A.	6/30/23	$32,589
USD	54,086,991	EUR	50,066,640	JPMorgan Chase Bank N.A.	6/30/23	(1,263,780)
USD	2,367,549	EUR	2,169,180	JPMorgan Chase Bank N.A.	6/30/23	(30,570)
JPY	410,819,500	USD	3,144,527	UBS AG	6/30/23	(102,124)
JPY	427,584,500	USD	3,292,698	UBS AG	6/30/23	(126,139)
USD	51,063,970	JPY	6,623,099,000	UBS AG	6/30/23	2,015,335
						$525,311

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
JPY	–	Japanese Yen
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,310,098,853)	$17,303,227,751
Receivable for capital shares sold	10,096,308
Unrealized appreciation on forward foreign currency exchange contracts	2,047,924
Dividends and interest receivable	2,147,859
17,317,519,842

Liabilities
Payable for capital shares redeemed	7,414,526
Unrealized depreciation on forward foreign currency exchange contracts	1,522,613
Accrued management fees	12,477,611
Distribution and service fees payable	80,123
21,494,873

Net Assets	$17,296,024,969

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,772,306,572
Distributable earnings (loss)	11,523,718,397
$17,296,024,969

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$14,871,313,217	229,981,455	$64.66
I Class, $0.01 Par Value	$834,813,686	12,218,006	$68.33
Y Class, $0.01 Par Value	$24,288,581	351,997	$69.00
A Class, $0.01 Par Value	$199,446,448	3,315,929	$60.15
C Class, $0.01 Par Value	$27,229,726	592,508	$45.96
R Class, $0.01 Par Value	$44,269,915	773,177	$57.26
R5 Class, $0.01 Par Value	$38,585,202	564,261	$68.38
R6 Class, $0.01 Par Value	$1,246,574,285	18,089,703	$68.91
G Class, $0.01 Par Value	$9,503,909	134,520	$70.65
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $63.82 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $207,460)	$48,820,676
Interest	2,252,234
Securities lending, net	36,871
51,109,781

Expenses:
Management fees	72,579,990
Distribution and service fees:
A Class	221,199
C Class	126,671
R Class	99,671
Directors' fees and expenses	248,958
Other expenses	39,867
73,316,356
Fees waived(1)	(2,040,463)
71,275,893

Net investment income (loss)	(20,166,112)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	626,395,259
Forward foreign currency exchange contract transactions	(11,273,658)
Foreign currency translation transactions	(61,867)
615,059,734

Change in net unrealized appreciation (depreciation) on:
Investments	1,111,155,868
Forward foreign currency exchange contracts	272,506
Translation of assets and liabilities in foreign currencies	25,876
1,111,454,250

Net realized and unrealized gain (loss)	1,726,513,984

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,706,347,872
(1)Amount consists of $1,776,716, $97,198, $1,774, $22,769, $3,266, $5,135, $4,409, $126,254 and $2,942 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$(20,166,112)	$(71,411,317)
Net realized gain (loss)	615,059,734	1,090,107,299
Change in net unrealized appreciation (depreciation)	1,111,454,250	(7,273,773,500)
Net increase (decrease) in net assets resulting from operations	1,706,347,872	(6,255,077,518)

Distributions to Shareholders
From earnings:
Investor Class	(896,713,321)	(1,280,659,962)
I Class	(46,333,790)	(52,994,662)
Y Class	(215,908)	(187,141)
A Class	(11,837,304)	(17,349,829)
C Class	(2,245,082)	(2,961,708)
R Class	(2,878,068)	(2,905,579)
R5 Class	(2,023,455)	(22,646)
R6 Class	(55,607,014)	(48,932,667)
G Class	(14,068)	(620)
Decrease in net assets from distributions	(1,017,868,010)	(1,406,014,814)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	946,664,514	1,145,217,950

Net increase (decrease) in net assets	1,635,144,376	(6,515,874,382)

Net Assets
Beginning of period	15,660,880,593	22,176,754,975
End of period	$17,296,024,969	$15,660,880,593

See Notes to Financial Statements.
11

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

12

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

13

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2023, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.928% for Investor Class, A Class, C Class and R Class, 0.728% for I Class and R5 Class, and 0.578% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 29, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

14

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.95%	0.93%
I Class	0.600% to 0.790%	0.75%	0.73%
Y Class	0.450% to 0.640%	0.60%	0.58%
A Class	0.800% to 0.990%	0.95%	0.93%
C Class	0.800% to 0.990%	0.95%	0.93%
R Class	0.800% to 0.990%	0.95%	0.93%
R5 Class	0.600% to 0.790%	0.75%	0.73%
R6 Class	0.450% to 0.640%	0.60%	0.58%
G Class	0.450% to 0.640%	0.60%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 were $1,586,158,164 and $1,532,112,864, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2023		Year ended October 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,000,000,000		3,000,000,000
Sold	4,106,857	$249,525,957	8,135,056	$598,685,724
Issued in reinvestment of distributions	15,165,810	855,808,796	14,055,454	1,225,916,765
Redeemed	(9,805,533)	(592,315,141)	(18,002,094)	(1,314,146,186)
	9,467,134	513,019,612	4,188,416	510,456,303
I Class/Shares Authorized	220,000,000		120,000,000
Sold	2,425,728	155,472,052	4,448,913	343,822,287
Issued in reinvestment of distributions	715,408	42,623,986	526,979	48,255,456
Redeemed	(1,992,330)	(126,827,844)	(2,515,718)	(190,427,803)
	1,148,806	71,268,194	2,460,174	201,649,940
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	307,930	19,074,683	19,261	1,498,589
Issued in reinvestment of distributions	2,012	120,975	1,273	117,405
Redeemed	(8,967)	(569,672)	(1,016)	(87,262)
	300,975	18,625,986	19,518	1,528,732
A Class/Shares Authorized	60,000,000		60,000,000
Sold	470,269	26,297,155	783,879	54,250,243
Issued in reinvestment of distributions	212,777	11,177,165	202,249	16,548,087
Redeemed	(287,213)	(16,291,017)	(977,454)	(67,216,794)
	395,833	21,183,303	8,674	3,581,536
C Class/Shares Authorized	20,000,000		20,000,000
Sold	65,661	2,808,656	158,031	8,597,018
Issued in reinvestment of distributions	46,222	1,860,437	39,175	2,529,562
Redeemed	(65,216)	(2,832,867)	(142,611)	(7,653,360)
	46,667	1,836,226	54,595	3,473,220
R Class/Shares Authorized	25,000,000		30,000,000
Sold	103,419	5,613,707	288,585	18,499,188
Issued in reinvestment of distributions	57,503	2,878,025	37,039	2,905,336
Redeemed	(74,286)	(3,987,439)	(130,237)	(8,695,824)
	86,636	4,504,293	195,387	12,708,700
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	106,471	6,621,729	515,024	36,057,190
Issued in reinvestment of distributions	33,751	2,012,590	80	7,330
Redeemed	(77,533)	(4,902,953)	(17,322)	(1,131,238)
	62,689	3,731,366	497,782	34,933,282
R6 Class/Shares Authorized	210,000,000		110,000,000
Sold	5,880,326	377,303,128	7,411,532	533,392,489
Issued in reinvestment of distributions	906,288	54,431,628	525,013	48,359,000
Redeemed	(2,002,369)	(128,393,582)	(2,781,944)	(205,088,810)
	4,784,245	303,341,174	5,154,601	376,662,679
G Class/Shares Authorized	80,000,000		80,000,000
Sold	134,141	9,362,425	3,322	222,941
Issued in reinvestment of distributions	229	14,068	7	620
Redeemed	(3,283)	(222,133)	—	(3)
	131,087	9,154,360	3,329	223,558
Net increase (decrease)	16,424,072	$946,664,514	12,582,476	$1,145,217,950

16

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$16,761,031,462	$464,873,502	—
Short-Term Investments	71,391	77,251,396	—
	$16,761,102,853	$542,124,898	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,047,924	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,522,613	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $184,474,855.

17

The value of foreign currency risk derivative instruments as of April 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $2,047,924 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $1,522,613 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(11,273,658) in net realized gain (loss) on forward foreign currency exchange contract transactions and $272,506 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,317,718,063
Gross tax appreciation of investments	$11,221,266,019
Gross tax depreciation of investments	(235,756,331)
Net tax appreciation (depreciation) of investments	$10,985,509,688

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2022, the fund had late-year ordinary loss deferrals of $(56,874,991), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$62.50	(0.08)	6.33	6.25	—	(4.09)	(4.09)	$64.66	10.96%	0.93%(4)	0.95%(4)	(0.28)%(4)	(0.30)%(4)	10%	$14,871,313
2022	$93.37	(0.30)	(24.63)	(24.93)	—	(5.94)	(5.94)	$62.50	(28.50)%	0.94%	0.95%	(0.42)%	(0.43)%	13%	$13,781,358
2021	$66.38	(0.38)	29.49	29.11	—	(2.12)	(2.12)	$93.37	44.70%	0.95%	0.95%	(0.47)%	(0.47)%	8%	$20,198,765
2020	$50.27	(0.21)	18.55	18.34	—	(2.23)	(2.23)	$66.38	37.77%	0.97%	0.97%	(0.36)%	(0.36)%	6%	$14,648,925
2019	$47.74	(0.06)	5.92	5.86	—	(3.33)	(3.33)	$50.27	13.83%	0.97%	0.97%	(0.13)%	(0.13)%	13%	$11,308,500
2018	$44.59	(0.06)	5.82	5.76	(0.07)	(2.54)	(2.61)	$47.74	13.44%	0.97%	0.97%	(0.12)%	(0.12)%	17%	$10,524,969
I Class
2023(3)	$65.74	(0.03)	6.71	6.68	—	(4.09)	(4.09)	$68.33	11.08%	0.73%(4)	0.75%(4)	(0.08)%(4)	(0.10)%(4)	10%	$834,814
2022	$97.72	(0.16)	(25.88)	(26.04)	—	(5.94)	(5.94)	$65.74	(28.36)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$727,643
2021	$69.25	(0.23)	30.82	30.59	—	(2.12)	(2.12)	$97.72	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$841,255
2020	$52.25	(0.10)	19.33	19.23	—	(2.23)	(2.23)	$69.25	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$588,451
2019	$49.39	0.03	6.16	6.19	—	(3.33)	(3.33)	$52.25	14.05%	0.77%	0.77%	0.07%	0.07%	13%	$365,036
2018	$46.04	0.03	6.02	6.05	(0.16)	(2.54)	(2.70)	$49.39	13.68%	0.77%	0.77%	0.08%	0.08%	17%	$402,938

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$66.30	—(5)	6.79	6.79	—	(4.09)	(4.09)	$69.00	11.16%	0.58%(4)	0.60%(4)	0.07%(4)	0.05%(4)	10%	$24,289
2022	$98.36	(0.04)	(26.08)	(26.12)	—	(5.94)	(5.94)	$66.30	(28.25)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$3,383
2021	$69.59	(0.11)	31.00	30.89	—	(2.12)	(2.12)	$98.36	45.21%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$3,099
2020	$52.42	(0.01)	19.41	19.40	—	(2.23)	(2.23)	$69.59	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$1,708
2019	$49.47	0.10	6.18	6.28	—	(3.33)	(3.33)	$52.42	14.22%	0.62%	0.62%	0.22%	0.22%	13%	$1,259
2018	$46.07	0.11	6.02	6.13	(0.19)	(2.54)	(2.73)	$49.47	13.85%	0.62%	0.62%	0.23%	0.23%	17%	$944
A Class
2023(3)	$58.50	(0.15)	5.89	5.74	—	(4.09)	(4.09)	$60.15	10.84%	1.18%(4)	1.20%(4)	(0.53)%(4)	(0.55)%(4)	10%	$199,446
2022	$87.98	(0.46)	(23.08)	(23.54)	—	(5.94)	(5.94)	$58.50	(28.69)%	1.19%	1.20%	(0.67)%	(0.68)%	13%	$170,819
2021	$62.81	(0.56)	27.85	27.29	—	(2.12)	(2.12)	$87.98	44.35%	1.20%	1.20%	(0.72)%	(0.72)%	8%	$256,161
2020	$47.79	(0.34)	17.59	17.25	—	(2.23)	(2.23)	$62.81	37.43%	1.22%	1.22%	(0.61)%	(0.61)%	6%	$167,682
2019	$45.67	(0.17)	5.62	5.45	—	(3.33)	(3.33)	$47.79	13.54%	1.22%	1.22%	(0.38)%	(0.38)%	13%	$116,630
2018	$42.80	(0.17)	5.58	5.41	—	(2.54)	(2.54)	$45.67	13.15%	1.22%	1.22%	(0.37)%	(0.37)%	17%	$102,806

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$45.85	(0.28)	4.48	4.20	—	(4.09)	(4.09)	$45.96	10.44%	1.93%(4)	1.95%(4)	(1.28)%(4)	(1.30)%(4)	10%	$27,230
2022	$70.74	(0.76)	(18.19)	(18.95)	—	(5.94)	(5.94)	$45.85	(29.22)%	1.94%	1.95%	(1.42)%	(1.43)%	13%	$25,028
2021	$51.23	(0.91)	22.54	21.63	—	(2.12)	(2.12)	$70.74	43.28%	1.95%	1.95%	(1.47)%	(1.47)%	8%	$34,751
2020	$39.65	(0.62)	14.43	13.81	—	(2.23)	(2.23)	$51.23	36.39%	1.97%	1.97%	(1.36)%	(1.36)%	6%	$24,320
2019	$38.77	(0.43)	4.64	4.21	—	(3.33)	(3.33)	$39.65	12.69%	1.97%	1.97%	(1.13)%	(1.13)%	13%	$16,676
2018	$36.96	(0.45)	4.80	4.35	—	(2.54)	(2.54)	$38.77	12.32%	1.97%	1.97%	(1.12)%	(1.12)%	17%	$10,700
R Class
2023(3)	$55.96	(0.21)	5.60	5.39	—	(4.09)	(4.09)	$57.26	10.69%	1.43%(4)	1.45%(4)	(0.78)%(4)	(0.80)%(4)	10%	$44,270
2022	$84.62	(0.59)	(22.13)	(22.72)	—	(5.94)	(5.94)	$55.96	(28.86)%	1.44%	1.45%	(0.92)%	(0.93)%	13%	$38,416
2021	$60.62	(0.72)	26.84	26.12	—	(2.12)	(2.12)	$84.62	44.00%	1.45%	1.45%	(0.97)%	(0.97)%	8%	$41,561
2020	$46.31	(0.46)	17.00	16.54	—	(2.23)	(2.23)	$60.62	37.08%	1.47%	1.47%	(0.86)%	(0.86)%	6%	$26,729
2019	$44.47	(0.28)	5.45	5.17	—	(3.33)	(3.33)	$46.31	13.26%	1.47%	1.47%	(0.63)%	(0.63)%	13%	$17,240
2018	$41.84	(0.28)	5.45	5.17	—	(2.54)	(2.54)	$44.47	12.87%	1.47%	1.47%	(0.62)%	(0.62)%	17%	$15,137

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$65.79	(0.03)	6.71	6.68	—	(4.09)	(4.09)	$68.38	11.07%	0.73%(4)	0.75%(4)	(0.08)%(4)	(0.10)%(4)	10%	$38,585
2022	$97.78	(0.12)	(25.93)	(26.05)	—	(5.94)	(5.94)	$65.79	(28.35)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$32,996
2021	$69.29	(0.23)	30.84	30.61	—	(2.12)	(2.12)	$97.78	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$371
2020	$52.28	(0.12)	19.36	19.24	—	(2.23)	(2.23)	$69.29	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$258
2019	$49.42	0.01	6.18	6.19	—	(3.33)	(3.33)	$52.28	14.04%	0.77%	0.77%	0.07%	0.07%	13%	$94
2018	$46.04	0.04	6.02	6.06	(0.14)	(2.54)	(2.68)	$49.42	13.69%	0.77%	0.77%	0.08%	0.08%	17%	$7
R6 Class
2023(3)	$66.21	0.02	6.77	6.79	—	(4.09)	(4.09)	$68.91	11.17%	0.58%(4)	0.60%(4)	0.07%(4)	0.05%(4)	10%	$1,246,574
2022	$98.25	(0.05)	(26.05)	(26.10)	—	(5.94)	(5.94)	$66.21	(28.26)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$881,007
2021	$69.51	(0.11)	30.97	30.86	—	(2.12)	(2.12)	$98.25	45.22%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$800,782
2020	$52.36	—(5)	19.38	19.38	—	(2.23)	(2.23)	$69.51	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$509,484
2019	$49.42	0.10	6.17	6.27	—	(3.33)	(3.33)	$52.36	14.22%	0.62%	0.62%	0.22%	0.22%	13%	$461,623
2018	$46.07	0.10	6.02	6.12	(0.23)	(2.54)	(2.77)	$49.42	13.85%	0.62%	0.62%	0.23%	0.23%	17%	$369,109

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2023(3)	$67.60	0.07	7.07	7.14	—	(4.09)	(4.09)	$70.65	11.49%	0.00%(4)(6)	0.60%(4)	0.65%(4)	0.05%(4)	10%	$9,504
2022	$99.61	0.23	(26.30)	(26.07)	—	(5.94)	(5.94)	$67.60	(27.84)%	0.00%(6)	0.60%	0.52%	(0.08)%	13%	$232
2021	$70.04	0.42	31.27	31.69	—	(2.12)	(2.12)	$99.61	46.08%	0.00%(6)	0.60%	0.48%	(0.12)%	8%	$10
2020	$52.44	0.37	19.46	19.83	—	(2.23)	(2.23)	$70.04	39.09%	0.01%	0.62%	0.60%	(0.01)%	6%	$7
2019(7)	$51.28	0.10	1.06	1.16	—	—	—	$52.44	2.26%	0.00%(4)(6)	0.62%(4)	0.78%(4)	0.16%(4)	13%(8)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)Ratio was less than 0.005%.
(7)August 1, 2019 (commencement of sale) through October 31, 2019.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92363 2306

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 28, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2023